As filed with the Securities and Exchange Commission on April 24, 2004

1933 Act Registration No. 33-53698

1940 Act Registration No. 811-07322

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 23	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                 [X]

Amendment No. 24

The Integrity Funds

(Exact Name of Registrant as Specified in Charter)

1 Main Street North, Minot, North Dakota  58703

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (701) 852-5292

Peter A. Quist, Secretary 1 Main Street North Minot, North Dakota 58703 Copies to:
Robert E. Walstad	Bibb L. Strench, Esq.
Integrity Mutual Funds, Inc.	Stradley Ronon Stevens & Young LLP
1 Main Street North	1220 19th Street, N.W. - Suite 600
Minot, North Dakota 58703	Washington, D.C. 20036

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after effectiveness.

It is proposed that this filing will become effective (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)

[   ]   on _______________ pursuant to paragraph (b)

[X] 60 days after filing pursuant to paragraph (a)(1)

[  ] on (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A—Prospectus for the Integrity Equity Fund, the Integrity Value Fund, the Integrity Small Cap Growth Fund, the Integrity Health Sciences Fund, the Integrity Technology Fund, the Integrity Income Fund, the Integrity High Income Fund, and the Integrity Municipal Fund (the “Funds”) Class A and C Shares

Part A—Prospectus for the Integrity Equity Fund and the Integrity Income Fund (the “Funds”) Class N Shares

Part B—Statement of Additional Information for the Funds

Part C—Other Information

Signatures

Exhibits

Integrity Mutual Funds [Logo]

April 30, 2004

The Integrity Funds

CLASS A AND C SHARES

The Integrity Funds are:

·         Integrity Equity Fund

·         Integrity Value Fund

·         Integrity Small Cap Growth Fund

·         Integrity Health Sciences Fund

·         Integrity Technology Fund

·         Integrity Income Fund

·         Integrity High Income Fund

·         Integrity Municipal Fund

Class C Shares Currently Offered Only by the Integrity High Income Fund

Please read this Prospectus and keep it for future reference. It contains important information, including information on how each Fund invests and the services that each Fund offers to shareholders.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

_________________________________________________________________________________________

The Integrity Funds
1 Main Street North
Minot, ND 58703
(800) 276-1262

 An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Integrity Equity Fund

Fund Summary

Investment Objective

The Integrity Equity Fund (the “Equity Fund”) seeks long-term growth of asset value through capital appreciation and dividend income.

Principal Strategies: How the Fund Pursues its Objective

Under normal market conditions, the Equity Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of common and preferred stocks, convertible securities, and warrants of U.S. companies with mid- to large-sized market capitalizations (generally in excess of $1 billion). This investment policy can be changed without shareholder approval; however, shareholders would be given at least 60 days’ notice prior to any such change.

Integrity Money Management, Inc. (“Investment Adviser”), utilizes a blended approach to investing in order to create a portfolio of “growth” and “value” securities.  The Investment Adviser selects “growth” securities based on its analysis of an issuer’s earnings and dividends prospects, cash flows, the strength of management and other market factors, which may affect the issuer’s competitive position. The Investment Adviser may also seek to identify issues that may generate dividend income.  In selecting growth stocks for the Equity Fund, the Investment Adviser considers companies that demonstrate:

  Above-average earnings;
  A strong franchise;
  Strong and steady cash flows and a recurring revenue stream;
  A solid competitive position within an industry with barriers to the entry of new competitors and the potential for high profit margins;
  Strong management teams with clearly defined strategies; and
  New products or services that may serve as catalysts to accelerated growth.

In selecting “value” securities, the Investment Adviser seeks to identify issuers with lower profit to expense, price to earnings, and price to book ratios than the overall market or which have temporarily fallen out of favor with the investing community due to a decline in the overall market or other short-term adverse market conditions.

In general, the Equity Fund will not invest in securities that have, in the judgment of the Investment Adviser, a high level of debt as a percentage of their total market capitalization.

The Equity Fund is a diversified mutual fund that invests in the market sectors represented in the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”).  The Investment Adviser generally utilizes a top-down approach in order to determine which market sectors offer the best investment opportunities for the Equity Fund and the extent to which the Equity Fund’s assets should be allocated thereto.  This approach involves an analysis of general economic factors such as interest rates, the rate of inflation, and the competitive environment within market sectors.

The Equity Fund may invest in American Depositary Receipts for foreign companies that are traded on a U.S. securities exchange or on the NASDAQ stock market.

The Equity Fund also may buy and sell (write) put and call options on stocks, shares of exchange traded funds (“ETFs”) and stock indexes, and may invest in futures contracts for the purchase or sale of stock indexes and buy and sell options on such futures contracts for hedging purposes.  The Equity Fund uses these investment strategies to hedge against changes in the values of securities the Equity Fund owns or expects to purchase and does not use these strategies for speculation.

The Equity Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  Under these circumstances, the Equity Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.  Although the Equity Fund would do this only in seeking to avoid losses, the Equity Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

The Equity Fund may also invest its assets in other securities or engage in different investment practices, which are not part of its principal investment strategies.

Principal Risks: What are the Risks of Investing in the Fund?

An investment in the Equity Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the Equity Fund will achieve its investment objective.  More specifically, the Equity Fund may be affected by, among others, the following types of risks:

MARKET AND ECONOMIC RISK: The prices of the securities in which the Equity Fund invests may fluctuate, at times dramatically, for a number of reasons, including:

·         Actual earnings that do not meet generally accepted forecasts or estimates of earnings.

·         Changes in the general interest rate environment may have a negative impact on the evaluation of earnings.

·         The market undervaluing the stocks in the Fund’s portfolio.

·         Developments affecting particular issuers or a particular industry or geographic sector.

·         A general decline in the stock market.

In addition, social or national political changes may alter investors’ future expectations of company earnings.

VOLATILITY RISK: The Equity Fund may exhibit more share price volatility than its benchmark index, the S&P 500® Index, a widely recognized, unmanaged index of 500 stock prices. The volatility is partly a function of the size of the Equity Fund and the fact the portfolio of the Equity Fund is less diversified than the S&P 500® Index, as that there are substantially less than 500 issues in the portfolio of the Equity Fund at any one time. Additionally, the Investment Adviser may select companies whose anticipated earnings growth rate is greater than the current price-to-earnings ratio. In the event of an earnings shortfall, these companies' share price performances and dividends tend to react with substantial downward risk exposure.

RISKS OF MID-SIZED COMPANIES: The Equity Fund may invest in companies with mid market capitalization.  Market capitalization refers to the total market value of the outstanding stock of a company. Mid cap companies generally have a market capitalization between $1 billion and $7 billion.  Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. Mid cap companies and the industries in which they are involved generally are still maturing and may be more sensitive to changing market conditions than larger companies in more established industries. Mid cap companies often have limited product lines, markets, financial resources and less experienced management. Mid cap companies are often traded in the over-the-counter market, and the low market liquidity of these securities may have an adverse effect on the ability of the Fund to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger cap securities or the stock market in general.  This also may impede the Fund's ability to obtain market quotations based on actual trades in order to value the Fund's securities. Mid cap securities may have returns that can vary, occasionally significantly, from the market in general. In addition, mid cap companies may not pay a dividend. Although income is not a primary goal of the Fund, dividends can cushion returns in a falling market.

GROWTH SECURITIES:  While potentially offering greater or more rapid capital appreciation potential than value securities, investments in growth securities may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks, even if earnings do increase.

VALUE SECURITIES:  Investments in value securities are subject to the risk that their intrinsic values may never be realized by the market, or that their prices may go down. While the Equity Fund’s investments in value securities may limit downside risk over time, they, as a trade-off, produce more modest gains than riskier stock investments.

FOREIGN SECURITIES: Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Equity Fund’s investments in foreign securities may be in the form of sponsored or unsponsored depositary receipts, such as American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

HEDGING RISKS:  The ability of the Equity Fund to benefit from options and futures contracts is largely dependent on the Investment Adviser’s ability to use these strategies successfully. If the Investment Adviser’s judgment about the general direction of markets is wrong, the overall performance of the Equity Fund will be poorer than if no such options or futures  had been used. In addition, the Equity Fund’s ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Equity Fund’s portfolio. Consequently, if the price of the futures contract or option moves more or less than the price of the security that is subject to the hedge, the Equity Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The Equity Fund could lose money on futures transactions or will lose money if a purchased  option expires worthless.  Losses (or gains) involving futures contracts can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Equity Fund. Use of options may also (i) result in losses to the Equity Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for purchase prices higher than, or sale prices lower than, current market values, (iii) limit the amount of appreciation the Equity Fund can realize on its investments, (iv) increase the cost of holding a security and/or reduce the returns on securities, or (v) cause the Equity Fund to hold a security it might otherwise sell or sell a security it might otherwise hold. The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (“CEA”), and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

Additional information regarding the investment policies and restrictions of the Equity Fund is available in The Integrity Funds’ Statement of Additional Information (“SAI”), which is available upon request from The Integrity Funds.

Is This Fund Right For You?

The Equity Fund may be appropriate for you if you:

  Are pursuing a long-term investment goal;
  Are seeking a core equity component for your portfolio;
  Are willing to accept fluctuations in the value of your portfolio;
  Are seeking long-term growth through both capital appreciation and dividends.

The Equity Fund may not be appropriate for you if you:

  Are pursuing a short-term goal;
  Need regular income;
  Are unwilling to accept fluctuations in the value of your portfolio.

How the Fund Has Performed

The following bar chart and table provide some indication of the risk of investing in the Equity Fund by showing performance changes year to year and how average annual returns over one, five, and ten-years compare with those of a broader measure of market performance.  The chart and the information below it show performance of the Fund's Class N shares, which are offered in a different prospectus.  This is because the Fund did not offer Class A or C shares during the periods shown. Performance information shown in the Average Annual Total Returns table also shows performance for the Fund's Class N shares. Although Class N, Class A and Class C shares would have substantially similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class A and C performance would be lower than Class N performance because of the higher expenses paid by Class A and C shares. How the portfolio has performed in the past is not an indication of its future performance.

The bar chart shows the Fund's annual returns on a before-tax basis. If taxes were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

The results prior to May 23, 2003, the date the Investment Adviser commenced management of the Equity Fund’s portfolio, were achieved while the Fund was managed by another investment adviser that used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.

How the Fund Has Performed

Per Share Total Return per Calendar Year

[insert bar chart]

1994:	0.37%
1995:	25.90%
1996:	21.59%
1997:	16.38%
1998:	17.53%
1999:	33.70%
2000:	5.12%
2001:	-29.49%
2002:	-26.13%
2003	23.68%

For the periods shown, the highest and lowest quarterly returns were 25.97% and –22.52% for the quarters ending 12-31-98 and 3-31-01, respectively.

Average Annual Total Return (for the period ended December 31, 2003)

	ONE YEAR	FIVE YEAR	10 YEAR	SINCE INCEPTION[1]

Return before taxes	23.68%	(1.97)%	6.61%	6.61%

Return after taxes on
distributions	23.52%	(3.13)%	5.98%	6.06%

Return after taxes on
distributions and sale
of Fund shares	15.29%	(2.15)%	5.54%	5.60%

S&P 500® Index[2]	28.67%	(0.57)%	11.06%	11.24%
Lipper Mlt-Cap Core[3]	31.31%	1.37%	9.73%	10.58%

1 The Fund’s inception date is September 7, 1992.

2  S&P 500® Index is a widely recognized, unmanaged index of 500 stock prices chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value.  Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from September 4, 1992.

3  The Lipper Managed Fund Indices track the total return of the largest open-end equity and fixed income mutual funds within specific Lipper categories. The categories are based on Lipper’s exclusive fund classification system. Lipper, a Reuters company with 30 years of funds analysis experience, is a global leader in supplying mutual fund information, analytical tools and commentary to the financial community. Returns shown reflect no deduction for sales load or taxes. Index return is shown from September 7, 1992.

What Are The Fund’s Expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.

	Class A	Class C
Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)	None	1.00%
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions	None	None
Redemption Fee	None(1)	None
Exchange Fee	None	None

FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	1.00%	1.00%
Distribution and/or Service Fees (12b-1 Fees)	0.50%	1.00%
Other Expenses	1.25%(2)	1.25%(2)
Total Fund Operating Expenses	2.75%	3.25%
Contractual Fee Waivers and
Expense Reimbursements	-0.75%(3)	-0.75%(3)
Net Annual Fund Operating Expenses	2.00%	2.50%

_____________________________

1 In the case of investments of $1 million or more, a 1% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 Other expenses for the Class C shares are the other expenses for the Class A shares for the fiscal year ended December 31, 2003. This is because the Fund did not offer Class C shares during the 2003 fiscal year.

3 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Equity Fund Class A shares do not exceed 2.00% and the Class C shares do not exceed 2.50% for the current fiscal year.  Thereafter, the expense limitation may be terminated or revised.  Amounts waived or reimbursed may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the Equity Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the Equity Fund would be:

YEAR	EQUITY FUND
	Class A	Class C
1	$837	$328
3	$1,379	$1,001
5	$1,946	$1,698
10	$3,478	$3,549

Integrity Value Fund

Fund Summary

Investment Objective

The Integrity Value Fund (the “Value Fund”) seeks above average total return through a combination of capital appreciation and dividend income.

Principal Strategies: How the Value Fund Pursues its Objectives

Under normal market conditions the Value Fund will be invested in equity securities having certain characteristics of “value” stocks. Those characteristics include among others: low price to normalized earnings ratio, above-average dividend yield, low price relative to net asset value, and low valuation relative to the security’s historic average.

Under normal circumstances, the Value Fund seeks to achieve its investment objective by investing in a diversified portfolio of common and preferred stocks, convertible securities, and warrants of U.S. companies with mid- to large-sized market capitalizations (generally in excess of $1 billion).  Mid cap companies generally have a market capitalization between $1 billion and $7 billion.  Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. In selecting stocks for the Value Fund, the Investment Adviser considers companies:

  Which are temporarily out of favor in the market due to a decline in the overall market or other short-term adverse market conditions;
  Whose stock prices are temporarily depressed because of one-time earnings shortfalls.

The Investment Adviser generally utilizes a top-down approach in order to determine which market sectors offer the best investment opportunities for the Value Fund and the extent to which the Value Fund’s assets should be allocated thereto.  This approach involves an analysis of general economic factors such as interest rates, the rate of inflation, and the competitive environment within market sectors.

The Value Fund may invest in American Depositary Receipts for foreign companies that are traded on a U.S. securities exchange or on the NASDAQ stock market.  The Fund may enter into repurchase agreements typically that are about 30 days in length.

The Value Fund also may buy and sell (write) put and call options on stocks, shares of exchange traded funds (“ETFs”) and stock indexes, and may invest in futures contracts for the purchase or sale of stock indexes and buy and sell options on such futures contracts for hedging purposes.   The Value Fund uses these investment strategies to hedge against changes in the values of securities the Value Fund owns or expects to purchase and does not use these strategies for speculation.

The Value Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  Under these circumstances, the Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.

Principal Risks: What are the Risks of Investing in The Value Fund?

An investment in the Value Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the Value Fund will achieve its investment objective.

MARKET AND ECONOMIC RISK: The prices of the securities in which the Fund invests may fluctuate, at times dramatically, for a number of reasons, including:

·         Actual earnings that do not meet generally accepted forecasts or estimates of earnings.

·         Changes in the general interest rate environment may have a negative impact on the valuation of earnings.

·         The market undervaluing the stocks in the Fund’s portfolio.

·         Developments affecting particular issuers or a particular industry or geographic sector.

·         A general decline in the stock market.

In addition, social or national political changes may alter investors’ future expectations of company earnings.

VOLATILITY RISK: The Value Fund may exhibit more share price volatility than its benchmark index. The volatility is partly a function of the size of the Value Fund and the fact the portfolio of the Value Fund is less diversified than the benchmark index.  Additionally, the Investment Adviser may select companies whose anticipated earnings growth rate is greater than the current price-to-earnings ratio. In the event of an earnings shortfall, these companies' share price performances and dividends tend to react with substantial downward risk exposure.

RISKS OF MID-SIZED COMPANIES: Mid cap companies and the industries in which they are involved generally are still maturing and may be more sensitive to changing market conditions than larger companies in more established industries. Mid cap companies often have limited product lines, markets, financial resources and less experienced management. Mid cap companies are often traded in the over-the-counter market, and the low market liquidity of these securities may have an adverse effect on the ability of the Fund to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger cap securities or the stock market in general.  This also may impede the Fund's ability to obtain market quotations based on actual trades in order to value the Fund's securities. Mid cap securities may have returns that can vary, occasionally significantly, from the market in general. In addition, mid cap companies may not pay a dividend. Although income is not a primary goal of the Fund, dividends can cushion returns in a falling market.

HEDGING RISKS: The ability of the Value Fund to benefit from options and futures is largely dependent on the Investment Adviser’s ability to use these strategies successfully. If the Investment Adviser’s judgment about the general direction of markets is wrong, the overall performance of the Value Fund will be poorer than if no such futures and options had been used. In addition, the Value Fund’s ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Value Fund’s portfolio. Consequently, if the price of the futures contract or option moves more or less than the price of the security that is subject to the hedge, the Value Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The Value Fund could lose money on futures transactions or will lose money if a purchased option expires worthless.  Losses (or gains) involving futures contracts can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Value Fund. Use of options may also (i) result in losses to the Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for purchase prices higher than, or sale prices lower than, current market values, (iii) limit the amount of appreciation the Fund can realize on its investments, (iv) increase the cost of holding a security and/or reduce the returns on securities, or (v) cause the Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.  The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

Additional information regarding the investment policies and restrictions of the Value Fund is available in The Integrity Funds’ SAI, which is available upon request from The Integrity Funds.

Is This Fund Right For You

The Value Fund may be appropriate for you if you:

  Seek a long-term investment goal;
  Seek a fund that takes an active value approach to investing;
  Seek a fund that may compliment a more growth-oriented portion of your portfolio;
  Are willing to accept fluctuations in the value of your portfolio, as the broader market changes its preference for either growth or value companies, in exchange for the possibility of earning higher long-term returns.

The Value Fund may not be appropriate for you if you seek:

  A short-term investment goal;
  A more growth-oriented approach to investing in equities;
  Safety of principal;
  Regular income.

How the Fund Has Performed

The following bar chart and table present the performance of the Value Fund’s Class A shares. This is because the Fund did not offer Class C shares during the periods shown. The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's annual returns since inception compare with those of a broad measure of market performance.

Performance information shown in the Average Annual Total Returns table also shows performance for the Fund's Class A shares. Although Class A and Class C shares would have substantially similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class A and C performance may be different because the classes have different Rule 12b-1 fees and different types of sales charges. How the portfolio has performed in the past is not an indication of its future performance.

The bar chart shows the Fund's annual returns on a before-tax basis and without sales charges. If taxes or sales charges were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

The results prior to September 19, 2003, the date the Investment Adviser commenced management of the Fund’s portfolio, was achieved while the Fund was managed by other investment advisers (The Willamette Funds and The Coventry Group) that used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.

How the Fund Has Performed

Per Share Total Return per Calendar Year

[insert bar chart]

1999:	4.78%
2000:	-2.21%
2001:	-10.47%
2002:	-16.23%
2003	22.49%

For the periods shown, the highest and lowest quarterly returns were 15.40% and -20.96% for the quarters ending 06-30-03 and 9-30-02, respectively.

Average Annual Total Return (for the period ended December 31, 2003)

	ONE YEAR	FIVE YEAR	SINCE INCEPTION[1]

Return before taxes	22.49%	(1.20)%	(1.09)%
Return before taxes with sales charge (5.75%)	15.45%	(2.36)%	(2.13)%

Return after taxes on
distributions	15.45%	(2.53)%	(2.27)%

Return after taxes on
distributions and sale
of Fund shares	10.04%	(2.03)%	(1.83)%

Dow Jones Composite Index[2]	29.40%	2.99%	3.18%
Lipper Lg-Cp Value[3]	28.00%	1.20%	2.27%

1 The inception date of the Value Fund is May 26, 1998.

2 The Dow Jones Composite Index is an unmanaged index and is generally representative of the price-weighted average performance of 65 stocks that make up the Dow Jones Industrial Average, the Dow Jones Transportation Average, and the Dow Jones Utility Average. Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from May 29, 1998.

3 The Lipper Managed Fund Indices track the total return of the largest open-end equity and fixed income mutual funds within specific Lipper categories. The categories are based on Lipper’s exclusive fund classification system. Lipper, a Reuters company with 30 years of funds analysis experience, is a global leader in supplying mutual fund information, analytical tools and commentary to the financial community. Returns shown reflect no deduction for sales load or taxes. Index return is shown from May 26, 1998.

What Are The Fund’s Expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.

	Class A	Class C

Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)	None	1.00%
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions	None	None
Redemption Fee	None(1)	None
Exchange Fee	None	None

FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	1.00%	1.00%
Distribution and/or Service Fees (12b-1 Fees)	0.50%	1.00%
Other Expenses	3.35%(2)	3.35%(2)
Total Fund Operating Expenses	4.85%	5.35%
Contractual Fee Waivers and
Expense Reimbursements	-2.20%(3)	-2.20%(3)
Net Annual Fund Operating Expenses	2.65%	3.15%

_____________________________

1 In the case of investments of $1 million or more, a 1% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 Other expenses for the Class C shares are the other expenses for the Class A shares for the fiscal year ended December 31, 2003. This is because the Fund did not offer Class C shares during the 2003 fiscal year.

3 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses until March 31, 2006, so that the Net Annual Operating Expenses of the Value Fund Class A shares do not exceed 2.65% and Class C shares do not exceed 3.15%. After such date, the expense limitation may be terminated or revised.  Amounts waived or reimbursed in a particular fiscal year may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the Value Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the Value Fund would be:

YEAR	VALUE FUND

	Class A	Class C

1	$1,032	$534
3	$1,949	$1,597
5	$2,869	$2,652
10	$5,181	$5,257

Integrity Small Cap Growth Fund

Fund Summary

Investment Objective

The Integrity Small Cap Growth Fund (the “Small Cap Growth Fund”) seeks to provide long–term capital appreciation.

Principal Strategies: How the Small Cap Growth Fund Pursues its Investment Objectives

The Small Cap Growth Fund, under normal market conditions, will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small domestic and foreign issuers. The Small Cap Growth Fund currently considers “small” issuers to be those with market capitalization values between $100 million and $3 billion at the time of investment, or companies that are in the Russell 2000 Index (capitalization range as of March 31, 2004: $16 million to $2.75 billion) (without regard to their market capitalization).  This investment policy can be changed without shareholder approval; however, shareholders would be given at least 60 days’ notice prior to any such change. The Small Cap Growth Fund may continue to invest in and retain in its portfolio the stocks of companies even after their market capitalization values exceed $3 billion. The Fund may also invest in development stage companies (companies that have recently commenced operations and do not have significant revenues). The Investment Adviser will select investments it believes have potential for rapid growth in earnings or revenues due to expanded operations, new products, new technologies, new channels of distribution, revitalized management or general industry conditions. Current income will not be a factor in selecting investments for the Fund. The Small Cap Growth Fund will invest primarily in stock of U.S. issuers but it may also invest in stock of foreign issuers. The Small Cap Growth Fund may invest in U.S. and foreign government and corporate obligations and money market instruments; under abnormal market conditions, the Fund may invest without limit in these securities, which may cause the Fund to fail to achieve its investment objective. The Fund has not established minimum quality standards for its investments in debt securities.

The Small Cap Growth Fund also may buy and sell (write) put and call options on stocks, shares of exchange traded funds (“ETFs”) and stock indexes, and may invest in futures contracts for the purchase or sale of stock indexes and buy and sell options on such futures contracts for hedging purposes.  The Small Cap Growth Fund uses these investment strategies to hedge against changes in the values of securities the Small Cap Growth Fund owns or expects to purchase and does not use these strategies for speculation. See the SAI for more details.  The Fund may enter into repurchase agreements typically that are about 30 days in length.

The Small Cap Growth Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  Under these circumstances, the Small Cap Growth Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.  Although the Small Cap Growth Fund would do this only in seeking to avoid losses, the Small Cap Growth Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks: What are the Risks of Investing in the Fund

An investment in the Small Cap Growth Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the Small Cap Growth Fund will achieve its investment objective.  More specifically, the Small Cap Growth Fund may be affected by, among others, the following types of risks:

MARKET AND ECONOMIC RISK: The prices of the securities in which the Fund invests may fluctuate, at times dramatically, for a number of reasons, including:

·         Actual earnings that do not meet generally accepted forecasts or estimates of earnings.

·         Changes in the general interest rate environment may have a negative impact on the valuation of earnings.

·         The market undervaluing the stocks in the Fund’s portfolio.

·         Developments affecting particular issuers or a particular industry or geographic sector.

·         A general decline in the stock market.

In addition, social or national political changes may alter investors’ future expectations of company earnings.

RISKS OF DEVELOPMENT STAGE AND SMALL CAP STOCKS: Stocks of development stage and small capitalization companies involve substantial risks.  These stocks may trade less frequently and in less limited volumes than stocks of other companies.  Thus, these stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future.  Moreover, start-up and other small companies may be dependent upon a small or inexperienced management group, and may have limited product lines, unproven track records or inadequate capital reserves.  Key information about the company may be inaccurate or unavailable and their earnings are less predictable than more established companies.  Stocks of these companies may therefore be more vulnerable to adverse business or economic events than larger, more established companies.  In addition, during any period when smaller companies stocks fall behind other types of investments--bonds or large cap stocks, for instance--the portfolio’s performance also will lag these investments.

FOREIGN SECURITIES: Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Small Cap Growth Fund’s investments in foreign securities may be in the form of sponsored or unsponsored depositary receipts, such as American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

HEDGING RISKS: The ability of the Small Cap Growth Fund to benefit from options and futures is largely dependent on the Investment Adviser’s ability to use these strategies successfully. If the Investment Adviser’s judgment about the general direction of markets is wrong, the overall performance of the Small Cap Growth Fund will be poorer than if no such futures and options had been used. In addition, the Small Cap Growth Fund’s ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Small Cap Growth Fund’s portfolio. Consequently, if the price of the futures contract or option moves more or less than the price of the security that is subject to the hedge, the Small Cap Growth Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The Small Cap Growth Fund could lose money on futures transactions or will lose money if a purchased option expires worthless.  Losses (or gains) involving futures contracts can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Small Cap Growth Fund. Use of options may also (i) result in losses to the Small Cap Growth Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for purchase prices higher than, or sale prices lower than, current market values, (iii) limit the amount of appreciation the Small Cap Growth Fund can realize on its investments, (iv) increase the cost of holding a security and/or reduce the returns on securities, or (v) cause the Small Cap Growth Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.  The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

DEBT SECURITIES: The value of the Small Cap Growth Fund’s debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

LOWER RATED SECURITIES:The Small Cap Growth Fund has not established minimum quality standards for its investments in debt securities and it may invest in “junk” bonds. Securities rated BBB or Baa by Standard & Poor’s Rating Group (“S&P”) or Moody’s Investor Services (“Moody’s”) may have speculative characteristics, and securities rated BB or Ba and unrated securities are subject to higher risk of non-payment of principal or interest, or both, than higher rated securities.

Additional information regarding the investment policies and restrictions of the Small Cap Growth Fund is available in The Integrity Funds’ SAI, which is available upon request from The Integrity Funds.

Is This Fund Right For You

The Small Cap Growth Fund may be appropriate for you if you:

  Seek a long-term investment goal;
  Seek a fund that takes an active approach to investing in small cap growth companies;
  Seek a fund that may compliment a large cap portion of your portfolio;
  Are willing to accept fluctuations in the value of your portfolio, as the broader market changes its preference for either small cap or large cap companies, in exchange for the possibility of earning higher long-term returns.

The Small Cap Growth Fund may not be appropriate for you if you seek:

  A short-term investment goal;
  Exposure to large cap companies or a more value-oriented approach to investing in equities;
  Safety of principal;
  Regular income.

How the Fund Has Performed

The following bar chart and table present the performance of the Small Cap Growth Fund’s Class A shares. This is because the Fund did not offer Class C shares during the periods shown. The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's annual returns since inception compare with those of a broad measure of market performance.

Performance information shown in the Average Annual Total Returns table also shows performance for the Fund's Class A shares. Although Class A and Class C shares would have substantially similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class A and C performance may be different because the classes have different Rule 12b-1 fees and different types of sales charges. How the portfolio has performed in the past is not an indication of its future performance.

The bar chart shows the Fund's annual returns on a before-tax basis and without sales charges. If taxes or sales charges were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

The results prior to September 19, 2003, the date the Investment Adviser commenced management of the Fund’s portfolio, was achieved while the Fund was managed by other investment advisers (The Willamette Funds and The Coventry Group) that used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.

How the Fund Has Performed

Per Share Total Return per Calendar Year

[insert bar chart]

2000:	-3.16%
2001:	-12.33%
2002:	-24.52%
2003	30.34%

For the periods shown, the highest and lowest quarterly returns were 16.55% and –19.88% for the quarters ending 06-30-03 and 09-30-01, respectively.

Average Annual Total Return (for the period ended December 31, 2003)

	One Year	Since Inception[1]

Return before taxes
	30.34%	8.82%
Return before taxes with sales charge (5.75%)	22.85%	7.48%

Return after taxes on
distributions	22.86%	6.60%

Return after taxes on
distributions and sale
of Fund shares	14.86%	6.29%

Russell 2000(R)Index[2]	47.25%	8.54%
Lipper Sm-Cap Growth[3]	44.78%	7.06%

1 The Fund’s inception date is April 5, 1999.

2 The Russell 2000 Index is a widely recognized, unmanaged index of common stock prices of 2000 mid- and smaller-capitalization companies. It measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market. Returns shown reflect no deduction for fees, expenses or taxes.  Index return is shown from April 5, 1999.

3 The Lipper Managed Fund Indices track the total return of the largest open-end equity and fixed income mutual funds within specific Lipper categories. The categories are based on Lipper’s exclusive fund classification system. Lipper, a Reuters company with 30 years of funds analysis experience, is a global leader in supplying mutual fund information, analytical tools and commentary to the financial community. Returns shown reflect no deduction for sales load or taxes.  The index return is shown from April 5, 1999.

What Are The Fund’s Expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund.

	Class A	Class C
Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)	None	1.00%
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions	None	None
Redemption Fee	None(1)	None
Exchange Fee	None	None

FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	1.20%	1.20%
Distribution and/or Service Fees (12b-1 Fees)	0.50%	1.00%
Other Expenses	2.77%(2)	2.77%(2)
Total Fund Operating Expenses	4.47%	4.97%
Contractual Fee Waivers and
Expense Reimbursements	-1.82%(3)	-1.82%(3)
Net Annual Fund Operating Expenses	2.65%	3.15%

_____________________________

1 In the case of investments of $1 million or more, a 1% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 Other expenses for the Class C shares are the other expenses for the Class A shares for the fiscal year ended December 31, 2003. This is because the Fund did not offer Class C shares during the 2003 fiscal year.

3 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses until March 31, 2006, so that the Net Annual Operating Expenses of the Small Cap Growth Fund Class A shares do not exceed 2.65% and Class C shares do not exceed 3.15%.  After such date, the expense limitation may be terminated or revised.  Amounts waived or reimbursed in a particular fiscal year may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Small Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the Small Cap Growth Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the Small Cap Growth Fund would be:

YEAR	SMALL CAP GROWTH FUND

	Class A	Class C

1	$997	$497
3	$1,849	$1,492
5	$2,710	$2,487
10	$4,901	$4,977

Integrity Health Sciences Fund

Fund Summary

Investment Objective

The Integrity Health Sciences Fund (the “Health Sciences Fund”) seeks to provide long-term growth of capital.

Principal Strategies: How the Health Sciences Fund Pursues its Objectives

The Health Sciences Fund, under normal market conditions, will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity and debt securities of U.S. and foreign health sciences companies.  This investment policy can be changed without shareholder approval; however, shareholders would be given at least 60 days’ notice prior to any such change.  Health sciences companies are enterprises that commit at least 50% of their assets to, or derive at least 50% of their revenues or operating profits from, research, development, production or distribution of products or services related to health care, medicine or the life sciences (a “health sciences business”).  Health sciences companies that meet this criteria also may include a company that, in the judgement of the Investment Adviser, has the potential for capital appreciation primarily as a result of particular products, technology, patents or other market advantages in a health sciences business, that holds itself out to the public as being primarily engaged in a health sciences business, and a substantial percentage of the company’s expenses are related to a health sciences business and these expenses exceed revenues from non-health sciences businesses. The Fund targets securities that have certain characteristics of "growth" stocks including high earnings growth rates and favorable forecast earnings and price momentum characteristics, typically selling at reasonable price-earnings ratios.

Since the Health Sciences Fund concentrates its investments in health sciences-related industries, it may be particularly subject to investment risks associated with those industries and the companies in those industries, which are described in detail below. The Health Sciences Fund may invest in  foreign securities. The Health Sciences Fund may invest in companies of any size, including development stage companies (companies that have recently commenced operations and do not have significant revenues) and small capitalization companies (market capitalization of $1.5 billion or less).

The Health Sciences Fund's investments will be principally in equity securities of health sciences companies. Equity securities include common and preferred stocks, rights and warrants, and securities exchangeable for or convertible into common stocks. The Fund may invest up to 20% of its assets in debt securities, including debt securities rated below investment grade ("junk bonds").  The Fund may invest in repurchase agreements typically that are about 30 days in length.

The Fund may invest in U.S. government obligations, money market instruments and repurchase agreements Under abnormal market conditions, the Fund may invest without limit in these securities, which may cause the Fund to fail to achieve its investment objective.

The Health Sciences Fund also may buy and sell (write) put and call options on stocks, shares of exchange traded funds (“ETFs”) and stock indexes, and may invest in futures contracts for the purchase or sale of stock indexes and buy and sell options on such futures contracts for hedging purposes.  The Health Sciences Fund uses these investment strategies to hedge against changes in the values of securities the Health Sciences Fund owns or expects to purchase and does not use these strategies for speculation.

The Health Sciences Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  Under these circumstances, the Health Sciences Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.  Although the Health Sciences Fund would do this only in seeking to avoid losses, the Health Sciences Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks: What are the Risks of Investing in the Fund?

An investment in the Health Sciences Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the Health Sciences Fund will achieve its investment objective.  More specifically, the Health Sciences Fund may be affected by, among others, the following types of risks:

MARKET AND ECONOMIC RISK: The prices of the securities in which the Fund invests may fluctuate, at times dramatically, for a number of reasons, including:

·         Actual earnings that do not meet generally accepted forecasts or estimates of earnings.

·         Changes in the general interest rate environment may have a negative impact on the valuation of earnings.

·         The market undervaluing the stocks in the Fund’s portfolio.

·         Developments affecting particular issuers or a particular industry or geographic sector.

·         A general decline in the stock market.

In addition, social or national political changes may alter investors’ future expectations of company earnings.

RISKS OF HEALTH SCIENCES COMPANIES: Because the Health Sciences Fund invests primarily in stocks of health sciences companies, it is particularly susceptible to risks associated with these companies. The Fund’s performance will depend on the performance of securities of issuers in health sciences-related industries, which may differ from general stock market performance. The products and services of health sciences companies may become rapidly obsolete due to technological and scientific advances. In addition, governmental regulation may have a material effect on the demand for products and services of these companies, and new or amended regulations can adversely affect these issuers or the portion of its assets in a limited number of companies than a diversified fund.

RISKS OF NON-DIVERSIFICATION: The Health Sciences Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers that will be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

RISKS OF DEVELOPMENT AND SMALL CAP STOCKS: Stocks of development stage and small capitalization companies involve substantial risks.  These stocks may trade less frequently and in less limited volumes than stocks of other companies.  Thus, these stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future.  Moreover, start-up and other small companies may be dependent upon a small or inexperienced management group, and may have limited product lines, unproven track records or inadequate capital reserves.  Key information about these companies may be inaccurate or unavailable, and their earnings are less predictable than more established companies.  Stocks of these companies may therefore be more vulnerable to adverse business or economic events than larger, more established companies.  In addition, during any period when smaller companies stocks fall behind other types of investments--bonds or large cap stocks, for instance--the portfolio’s performance also will lag these investments.

FOREIGN SECURITIES:Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Health Sciences Fund’s investments in foreign securities may include investments in the form of sponsored or unsponsored American Depositary Receipts. Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

DEBT SECURITIES: The value of the Health Sciences Fund’s investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.  Moreover, the value of the Health Sciences Fund’s debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

LOWER RATED SECURITIES:The Health Sciences Fund has not established minimum quality standards for its investments in debt securities and it may invest in “junk” bonds. Securities rated BBB or Baa by S&P or Moody’s may have speculative characteristics, and securities rated BB or Ba and unrated securities are subject to higher risk of non-payment of principal or interest, or both, than higher rated securities.

HEDGING RISKS: The ability of the Health Sciences Fund to benefit from options and futures is largely dependent on the Investment Adviser’s ability to use these strategies successfully. If the Investment Adviser’s judgment about the general direction of markets is wrong, the overall performance of the Health Sciences Fund will be poorer than if no such futures and options had been used. In addition, the Health Sciences Fund’s ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Health Sciences Fund’s portfolio. Consequently, if the price of the futures contract or option moves more or less than the price of the security that is subject to the hedge, the Health Sciences Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The Health Sciences Fund could lose money on futures transactions or will lose money if a purchased option expires worthless.  Losses (or gains) involving futures contracts can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Health Sciences Fund. Use of options may also (i) result in losses to the Health Sciences Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for purchase prices higher than, or sale prices lower than, current market values, (iii) limit the amount of appreciation the Health Sciences Fund can realize on its investments, (iv) increase the cost of holding a security and/or reduce the returns on securities, or (v) cause the Health Sciences Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.  The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

Additional information regarding the investment policies and restrictions of the Health Sciences Fund is available in The Integrity Funds’ SAI, which is available upon request from The Integrity Funds.

Is This Fund Right For You

The Health Sciences Fund may be appropriate for you if you:

  Seek a long-term investment goal;
  Seek a fund that takes an active approach to investing in small cap growth companies;
  Seek a fund that may compliment a large cap portion of your portfolio;
  Are willing to accept short-term fluctuations in the value of your portfolio, as the broader market changes its preference for market sectors, in exchange for the possibility of earning higher long-term returns.

The Health Sciences Fund may not be appropriate for you if you seek:

  A short-term investment goal;
  Exposure to large cap companies or a more value-oriented approach to investing in equities;
  A diversified approach to investing in the stock market that does not focus on one sector of the market;
  Safety of principal;
  Regular income.

How the Fund Has Performed

The following bar chart and table present the performance of the Health Sciences Fund’s Class A shares. This is because the Fund did not offer Class C Shares during the periods shown. The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's annual returns since inception compare with those of a broad measure of market performance.

Performance information shown in the Average Annual Total Returns table also shows performance for the Fund's Class A shares. Although Class A and Class C shares would have substantially similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class A and C performance may be different because the classes have different Rule 12b-1 fees and different types of sales charges. How the portfolio has performed in the past is not an indication of its future performance.

The bar chart shows the Fund's annual returns on a before-tax basis and without sales charges. If taxes or sales charges were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

The results prior to September 19, 2003, the date the Investment Adviser commenced management of the Fund’s portfolio, was achieved while the Fund was managed by other investment advisers (The Willamette Funds and The Coventry Group) that used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.

How the Fund Has Performed

Per Share Total Return per Calendar Year

[insert bar chart]

2001:	-8.78%
2002:	-32.73%
2003	30.78%

For the periods shown, the highest and lowest quarterly returns were 19.86% and –25.17% for the quarters ending 6-30-01 and 3-31-01, respectively.

Average Annual Total Return (for the period ended December 31, 2003)

	One Year	Since Inception[1]

Return before taxes
	30.78%	(1.81)%
Return before taxes with sales charge (5.75%)	23.26%	(3.44)%

Return after taxes on
distributions	23.26%	(3.53)%

Return after taxes on
distributions and sale
of Fund shares	15.12%	(2.92)%

S&P 500(R)Index[2]	28.66%	(5.25)%
Lipper Health/Biotech Fd3	30.53%	(0.40)%

1 The Fund’s inception date is June 19, 2000.

2 The S&P 500 Index is a market-value weighted index consisting of the common stocks of 500 major corporations selected by Standard & Poors(R) for their market size, liquidity and industry group representation. Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from June 19, 2000.

3 The Lipper Managed Fund Indices track the total return of the largest open-end equity and fixed income mutual funds within specific Lipper categories. The categories are based on Lipper’s exclusive fund classification system. Lipper, a Reuters company with 30 years of funds analysis experience, is a global leader in supplying mutual fund information, analytical tools and commentary to the financial community. Returns shown reflect no deduction for sales load or taxes. The index return is shown from June 19, 2000.

What Are The Fund’s Expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Health Sciences Fund.

	Class A	Class C

Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)	None	1.00%
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions	None	None
Redemption Fee	None(1)	None
Exchange Fee	None	None

FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	1.20%	1.20%
Distribution and/or Service Fees (12b-1 Fees)	0.50%	1.00%
Other Expenses	3.14%(2)	3.14%(2)
Total Fund Operating Expenses	4.84%	5.34%
Contractual Fee Waivers and
Expense Reimbursements	-2.19%(3)	-2.19%(3)
Net Annual Fund Operating Expenses	2.65%	3.15%

_____________________________

1 In the case of investments of $1 million or more, a 1% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 Other expenses for the Class C shares are the other expenses for the Class A shares for the fiscal year ended December 31, 2003. This is because the Fund did not offer Class C shares during the 2003 fiscal year.

3 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses until March 31, 2006, so that the Net Annual Operating Expenses of the Health Sciences Fund Class A shares do not exceed 2.65% and Class C shares do not exceed 3.15%. After such date, the expense limitation may be terminated or revised.  Amounts waived or reimbursed in a particular fiscal year may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Health Sciences Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Health Sciences Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the Health Sciences Fund’s operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the Health Sciences Fund would be:

YEAR	HEALTH SCIENCES FUND

	Class A	Class C

1	$1,032	$533
3	$1,947	$1,594
5	$2,865	$2,647
10	$5,173	$5,250

Integrity Technology Fund

Fund Summary

Investment Objective

The Integrity Technology Fund (the “Technology Fund”) seeks to provide long-term growth of capital.

Policies and Strategies: How the Technology Fund Pursues its Objective

The Technology Fund, under normal market conditions, will invest at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies that the  Investment Adviser believes either have developed, or will develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements.  This investment policy can be changed without shareholder approval; however, shareholders would be given at least 60 days’ notice prior to any such change.  These may include:

  Inexpensive computing power, such as personal computers;
  Improved methods of communications, such as satellite transmission; and
  Technology-related services, such as Internet-related marketing services.

The prime emphasis of the Technology Fund is to identify companies that the Investment Adviser believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications and online services. Since the Technology Fund concentrates its investments in technology related industries, it may be particularly subject to investment risks associated with those industries and the companies in those industries, which are described in detail below. The Investment Adviser will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet. The Technology Fund may invest in companies of any size, including development stage companies (companies that have recently commenced operations and do not have significant revenues) and other small capitalization companies (market capitalization of $1.5 billion or less). Up to 25% of the Technology Fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or are represented by American Depositary Receipts.  The Fund may enter into repurchase agreements typically that are about 30 days in length.  The Technology Fund may invest in U.S. government obligations and money market instruments. Under abnormal market conditions, the Technology Fund may invest without limit in these securities, which may cause the Technology Fund to fail to achieve its investment objective.

The Technology Fund also may buy and sell (write) put and call options on stocks, shares of exchange traded funds (“ETFs”) and stock indexes, and may invest in futures contracts for the purchase or sale of stock indexes and buy and sell options on such futures contracts for hedging purposes.  The Technology Fund uses these investment strategies to hedge against changes in the values of securities the Technology Fund owns or expects to purchase and does not use these strategies for speculation.

The Technology Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  Under these circumstances, the Technology Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.  Although the Technology Fund would do this only in seeking to avoid losses, the Technology Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks: What are the Risks of Investing in the Fund?

An investment in the Technology Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the Technology Fund will achieve its investment objective.  More specifically, the Technology Fund may be affected by, among others, the following types of risks:

MARKET AND ECONOMIC RISK: The prices of the securities in which the Technology Fund invests may fluctuate, at time dramatically, for a number of reasons, including:

·         Actual earnings that do not meet generally accepted forecasts or estimates of earnings.

·         Changes in the general interest rate environment may have a negative impact on the valuation of earnings.

·         The market undervaluing the stocks in the Fund’s portfolio.

·         Developments affecting particular issuers or a particular industry or geographic sector.

·         A general decline in the stock market.

In addition, social or national political changes may alter an investor’s future expectations of company earnings.

RISKS OF TECHNOLOGY-RELATED COMPANIES: Because the Technology Fund invests primarily in stocks of technology related companies, it is particularly susceptible to risks associated with these companies. The Fund’s performance will depend on the performance of securities of issuers in technology-related industries, which may differ from general stock market performance. The products and services of technology related companies may become rapidly obsolete due to technological advances, competing technologies or price competition. In addition, government regulation may have a material effect on the demand for products and services of these companies, and new or amended regulations can adversely affect these companies or the market value of their securities. Finally, lawsuits or legal proceedings against these companies can adversely affect the value of their securities.

RISKS OF NON-DIVERSIFICATION: The Technology Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Technology Fund’s assets may be invested in the securities of a limited number of issuers that will be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

RISKS OF DEVELOPMENT STAGE AND SMALL CAP STOCKS: Stocks of development stage and small capitalization companies involve substantial risks.  These stocks may trade less frequently and in less limited volumes than stocks of other companies.  Thus, these stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future.  Moreover, start-up and other small companies may be dependent upon a small or inexperienced management group, and may have limited product lines, unproven track records or inadequate capital reserves.  Key information about the company may be inaccurate or unavailable and their earnings are less predictable than more established companies.  Stocks of these companies may therefore be more vulnerable to adverse business or economic events than larger, more established companies.  In addition, during any period when smaller companies stocks fall behind other types of investments--bonds or large cap stocks, for instance--the portfolio’s performance also will lag these investments.

FOREIGN SECURITIES: Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Technology Fund’s investments in foreign securities may be in the form of sponsored or unsponsored American Depositary Receipts. Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

PORTFOLIO TURNOVER: Short-term trading increases the Technology Fund’s transaction costs, which could adversely affect the Fund’s performance, and could result in higher levels of taxable realized gains to shareholders.

HEDGING RISKS:  The ability of the Technology Fund to benefit from options and futures is largely dependent on the Investment Adviser’s ability to use these strategies successfully. If the Investment Adviser’s judgment about the general direction of markets is wrong, the overall performance of the Technology Fund will be poorer than if no such futures and options had been used. In addition, the Technology Fund’s ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Technology Fund’s portfolio. Consequently, if the price of the futures contract or option moves more or less than the price of the security that is subject to the hedge, the Technology Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The Technology Fund could lose money on futures transactions or will lose money if a purchased option expires worthless.  Losses (or gains) involving futures contracts can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Technology Fund. Use of options may also (i) result in losses to the Technology Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for purchase prices higher than, or sale prices lower than, current market values, (iii) limit the amount of appreciation the Technology Fund can realize on its investments, (iv) increase the cost of holding a security and/or reduce the returns on securities, or (v) cause the Technology Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.  The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

Additional information regarding the investment policies and restrictions of the Technology Fund is available in The Integrity Funds’ SAI, which is available upon request from The Integrity Funds.

Is This Fund Right For You

The Technology Fund may be appropriate for you if you:

  Seek a long-term investment goal;
  Seek a fund that takes an active approach to investing in developmental stage technology companies;
  Seek a fund that may compliment a more diversified portion of your portfolio;
  Are willing to accept fluctuations in the value of your portfolio, as the broader market changes its preference for market sectors, in exchange for the possibility of earning-higher long-term returns.

The Technology Fund may not be appropriate for you if you seek:

  A short-term investment goal;
  A diversified approach to investing in the stock market that does not focus on one sector of the stock market;
  Exposure to large cap companies or a more value-oriented approach to investing in equities;
  Safety of principal;
  Regular income.

How the Fund Has Performed

The following bar chart and table present the performance of the Technology Fund’s Class A shares. This is because the Fund did not offer Class C shares during the periods shown. The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's annual returns since inception compare with those of a broad measure of market performance.

Performance information shown in the Average Annual Total Returns table also shows performance for the Fund's Class A shares. Although Class A and Class C shares would have substantially similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class A and C performance may be different because the classes have different Rule 12b-1 fees and different types of sales charges. How the portfolio has performed in the past is not an indication of its future performance.

The bar chart shows the Fund's annual returns on a before-tax basis and without sales charges. If taxes or sales charges were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

The results prior to September 19, 2003, the date the Investment Adviser commenced management of the Fund’s portfolio, was achieved while the Fund was managed by other investment advisers (The Willamette Funds and The Coventry Group) that used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.

How the Fund Has Performed

Per Share Total Return per Calendar Year

[insert bar chart]

2001:	-55.54%
2002:	-42.94%
2003	46.51%

For the periods shown, the highest and lowest quarterly returns were 39.81% and –48.35% for the quarters ending 12-31-01 and 3-31-01, respectively.

Average Annual Total Return (for the period ended December 31, 2003)

	One Year	Since Inception[1]

Return before taxes	46.51%	(39.37)%
Return before taxes with sales charge (5.75%)	38.08%	(40.30)%

Return after taxes on
Distributions	37.97%	(40.30)%

Return after taxes on
distributions and sale
of Fund shares	24.68%	(29.10)%

Nasdaq-100 Index(R) [2]	49.12%	(24.15)%
Lipper Sci & Tech Fd3	51.32%	(25.82)%

1 The Fund’s inception date is March 2, 2000.

2 The Nasdaq-100 Index is a modified capitalization weighted index that contains 100 of the largest and most active non-financial domestic and international companies listed on The Nasdaq Stock Market based on market capitalization. Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from March 2, 2000.

3 The Lipper Managed Fund Indices track the total return of the largest open-end equity and fixed income mutual funds within specific Lipper categories. The categories are based on Lipper’s exclusive fund classification system. Lipper, a Reuters company with 30 years of funds analysis experience, is a global leader in supplying mutual fund information, analytical tools and commentary to the financial community. Returns shown reflect no deduction for sales load or taxes. Index return is shown from March 2, 2000.

What Are The Fund’s Expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Technology Fund.

	Class A	Class C

Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)	None	1.00%
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions	None	None
Redemption Fee	None(1)	None
Exchange Fee	None	None

FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	1.20%	1.20%
Distribution and/or Service Fees (12b-1 Fees)	0.50%	1.00%
Other Expenses	3.64%(2)	3.64%(2)
Total Fund Operating Expenses	5.34%	5.84%
Contractual Fee Waivers and
Expense Reimbursements	-2.69%(3)	-2.69%(3)
Net Annual Fund Operating Expenses	2.65%	3.15%

_____________________________

1 In the case of investments of $1 million or more, a 1% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 Other expenses for the Class C shares are the other expenses for the Class A shares for the fiscal year ended December 31, 2003. This is because the Fund did not offer Class C shares during the 2003 fiscal year.

3 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses until March 31, 2006, so that the Net Annual Operating Expenses of the Technology Fund Class A shares do not exceed 2.65% and Class C shares do not exceed 3.15%.  After such date, the expense limitation may be terminated or revised.  Amounts waived or reimbursed in a particular fiscal year may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Technology Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Technology Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the Technology Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the Technology Fund would be:

YEAR	TECHNOLOGY FUND

	Class A	Class C

1	$1,077	$582
3	$2,077	$1,730
5	$3,070	$2,859
10	$5,523	$5,600

Integrity Income Fund

Fund Summary

Investment Objective

The Integrity Income Fund (the “Income Fund”) seeks a high level of current income while providing investors with a degree of safety of principal.

Principal Strategies: How the Fund Pursues its Objective.

Generally, the Income Fund invests substantially all of its total assets in bonds. The Investment Adviser invests in debt obligations issued or guaranteed by the United States Government, as well as debt securities of U.S. corporations and other issuers receiving an "investment grade" rating from Moody's or S&P or, if unrated, of equivalent quality as determined by the Investment Adviser based upon such considerations as the issuer's financial strength, including its historic and current financial condition, its historic and projected earnings, and its present and anticipated cash flow; the issuer's debt maturity schedules and current and future borrowing requirements; and the issuer's continuing ability to meet its future obligations.  It is expected that the dollar-weighted average credit quality will be A.

In general, in investing the assets of the Income Fund, the Investment Adviser will consider the governmental program under which the security was issued as well as the ratings. The Income Fund will invest in debt securities of the United States corporations rated at least "Baa" by Moody's or "BBB" by S&P at the time of purchase. Debt securities carrying a rating of "Baa" from Moody's or "BBB" from S&P have speculative characteristics. However, if the rating of a debt security owned by the Income Fund is reduced below Baa/BBB, the Fund will not necessarily dispose of the security.  Debt obligations issued or guaranteed by the U.S. Government provide greater safety of principal but also generally provide lower current income than debt obligations of corporations. They include issues of the U.S. Treasury such as bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government that are established under the authority of an act of Congress.  The Income Fund may also invest in other fixed-income securities, such as preferred stock or investment companies that invest in fixed income securities as well as (buy and write) put and call options, futures contracts and options on futures contracts for hedging purposes.  The Income Fund may also use options on municipal securities and temporary investments, as well as index options. The Income Fund may write (sell) covered call options and secured put options on up to 25% of its net assets. The Income Fund will not purchase put and call options if more than 5% of its net assets are invested in the premiums of such options.

The only non-interest paying securities generally held in the Income Fund are obligations evidencing ownership of future interest and principal payments on U.S. Treasury bonds. Various forms of obligations exist to evidence future interest or principal payments on Treasury securities. Typically, such obligations take the form of custodial receipts issued pursuant to a custody agreement, which evidence ownership of future interest and principal payments on Treasury securities deposited with the custodian. The interest and principal payments on the underlying Treasury securities are direct obligations of the United States.

Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the “full faith and credit” of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

The Investment Adviser may invest in fixed-income securities with maturities in excess of one year and up to 30 years. The average maturity of securities in the Income Fund will be based upon the Investment Adviser's expectations of the future course of interest rates and then-prevailing price and yield levels in the fixed-income market. It is expected that the dollar-weighted average maturity of the Income Fund will not exceed ten years. This limitation on the average maturity of the Income Fund is expected to provide a more stable net asset value than would be the case with a longer-term fund. As of December 31, 2003, the Income Fund's dollar-weighted average credit quality was AA, and its dollar-weighted average maturity was 3.4 years.

The Income Fund may engage in various investment strategies designed to hedge against interest rate changes or other market conditions and/or to manage the portfolio's duration using financial instruments whose prices, in the opinion of the Investment Adviser, correlate with the values of securities the Fund owns or expects to purchase. The instruments used to implement these strategies include financial futures contracts (such as future contracts in U.S. Treasury securities and interest-related indices) and options on financial futures.

The Income Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  Under these circumstances, the Income Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.  Although the Income Fund would do this only in seeking to avoid losses, the Income Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks: What are the Risks of Investing in the Fund?

An investment in the Income Fund is subject to investment risks, and you can lose money on your Investment. There is no guarantee that the Income Fund will achieve its investment objective.  More specifically, the Income Fund may be affected by, among others, the following types of risks:

INTEREST RATE RISK: In general, the value of bonds and other debt securities falls when interest rates rise.  Long-term obligations are usually more sensitive to interest rate changes than shorter-term obligations.  While bonds and other debt securities normally fluctuate less in price than common stocks, extended periods of increases in interest rates may cause significant declines in bond prices. Generally, the longer the average maturity of the bonds held by the Income Fund, the more the prices of the bonds and the Income Fund’s share price will fluctuate in response to interest rate changes. Interest rates currently are at historically low levels; when interest rates go up, the value of the Income Fund portfolio may go down.

CREDIT RISK: The issuers of the bonds and other debt securities held by the Income Fund may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial conditions that would lower the credit quality of their securities, leading to a decline in the price of those securities, causing the value of the Income Fund’s securities, and share price, to decline. A change in the quality rating of a bond can affect the bond’s liquidity and make it more difficult for the Income Fund to sell.

HEDGING RISKS: Successful use of futures and options with respect thereto by the Income Fund  is subject to the Investment Adviser’s ability to correctly forecast movements in the direction of the relevant market and to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract.  If the Investment Adviser’s judgment about the general direction of interest rates or markets is wrong, the overall performance of the Income Fund will be poorer than if no such futures or options had been used. In addition, the Income Fund’s ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Income Fund’s portfolio. Consequently, if the price of the futures contract or option moves more or less than the price of the security that is subject to the hedge, the Income Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The risk of imperfect correlation is greater where the securities underlying the futures contracts are taxable securities (rather than municipal securities), are issued by companies in different market sectors or have different maturities, ratings or geographic mixes than the security being hedged. In addition, the correlation may be affected by additions to or deletions from the index, which serves as the basis for a futures contract.

The Income Fund could lose money on futures transactions or will lose money if a purchased option expires worthless. Losses (or gains) involving futures contracts can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Income Fund. Use of options may also (i) result in losses to the Income Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for purchase prices higher than, or sale prices lower than, current market values, (iii) limit the amount of appreciation the Income Fund can realize on its investments, (iv) increase the cost of holding a security and/or reduce the returns on securities, or (v) cause the Income Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.  The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

Additional information regarding the investment policies and restrictions of the Income Fund is available in The Integrity Funds’ SAI, which is available upon request from The Integrity Funds.

Is This Fund Right For You

The Income Fund may be appropriate for you if you:

  Are looking for a fixed income component to complete your portfolio;
  Want to earn income on investments generally considered more stable than stocks;
  Are pursuing long-term investment goals.

The Income Fund may not be appropriate for you if you:

  Are pursuing a short-term investment goal;
  Are seeking a more aggressive investment style;
  Are unwilling to accept fluctuations in the value of your portfolio.

How the Fund Has Performed

The chart and table below provide some indication of the risk of investing in the Income Fund by showing performance changes year to year and how average annual returns over one, five, and ten-years compare with those of a broader measure of market performance.  The chart and the information below it show performance of the Income Fund's Class N shares, which are offered in a different prospectus.  This is because the Fund did not offer Class A or C shares during the periods shown. Performance information shown in the Average Annual Total Returns table also shows performance for the Fund's Class N shares. Although Class N, Class A and Class C shares would have substantially similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class A and C performance would be lower than Class N performance because of the higher expenses paid by Class A  and C shares. How the portfolio has performed in the past is not an indication of its future performance.

The bar chart shows the Fund's annual returns on a before-tax basis. If taxes were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

The results prior to May 23, 2003, the date the Investment Adviser commenced management of the Income Fund’s portfolio, were achieved while the Fund was managed by another investment adviser that used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.

How the Fund Has Performed

Per share Total Return per Calendar Year

[insert bar chart]

1994:	-4.48%
1995	22.38%
1996	2.37%
1997	7.89%
1998	9.05%
1999	–1.71%
2000	9.82%
2001	8.74%
2002	6.45%
2003	3.00%

For the periods shown, the highest and lowest quarterly returns were 7.73% and –2.71% for the quarters ending 03-31-95 and 3-31-94, respectively.

Average Annual Total Return (for the period ended December 31, 2003)

	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION[1]

Return before taxes	3.00%	5.17%	6.27%	5.83%

Return after taxes on
distributions	1.69%	3.16%	5.07%	4.77%

Return after taxes on
distributions and sale
of Fund shares	1.94%	3.14%	4.70%	4.42%

Lehman Brothers Intermediate
Government/Corporate Index[2]	4.30%	6.65%	6.62%	6.68%

1  The Fund’s inception date is September 7, 1992.

2 The Lehman Brothers Intermediate Government/Corporate Index is a diversified, unmanaged index of corporate and U.S. government bonds.  Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from September 7, 1992

What Are The Fund’s Expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.

	Class A	Class C

Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)	4.25%	None
Maximum Deferred Sales Charge (Load)	None	1.00%
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions	None	None
Redemption Fee	None(1)	None
Exchange Fee	None	None

FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	1.00%	1.00%
Distribution and/or Service Fees (12b-1 Fees)	0.25%	1.00%
Other Expenses	11.18%(2)	11.18%(2)
Total Fund Operating Expenses	12.43%	13.18%
Contractual Fee Waivers and
Expense Reimbursements	-10.68%(3)	-10.68%(3)
Net Annual Fund Operating Expenses	1.75%	2.50%

_____________________________

1 In the case of investments of $1 million or more, a 1% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 Other expenses for the Class C shares are the other expenses for the Class A shares for the fiscal year ended December 31, 2003. This is because the Fund did not offer Class C shares during the 2003 fiscal year.

3 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Income Fund’s Class A shares do not exceed 1.75% and Class C shares do not exceed 2.50% for the current fiscal year. Thereafter, the expense limitation may be terminated or revised.  Amounts waived or reimbursed may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the Income Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the Income Fund would be:

YEAR	INCOME FUND

	Class A	Class C

1	$1,571	$1,264
3	$3,614	$3,491
5	$5,364	$5,368
10	$8,722	$8,871

Integrity High Income Fund

Fund Summary

Investment Objective

The Integrity High Income Fund (the “High Income Fund”) seeks a high level of current income with capital appreciation as a secondary objective.

Principal Strategies: How the Fund Pursues its Objective.

The Fund invests primarily in a non-diversified group of low-quality, high-yield corporate bonds, convertible securities and asset-backed securities.  This investment policy can be changed without shareholder approval; however, shareholders would be given at least 60 days’ notice prior to any such change.  Under normal circumstances, at least 80% of the Fund's net assets (plus borrowings for investment purposes) will be invested in corporate bonds rated Baa by Moody's or BBB by S&P or lower.  The Fund may also invest in corporate issues that have defaulted.  While there are no restrictions on maturity, the Fund generally holds and average maturity under 10 years.  Capital appreciation comes from selling bonds above the purchase price.

The securities in which the Fund will invest are low quality, high-risk securities.  Because of their low credit quality, these securities must pay higher interest rates to compensate investors for the substantial credit risk they assume. The Fund has no restrictions on the maturity of investments in its portfolio, however the fund generally holds an average maturity under 10 years. The Fund may receive capital appreciation from selling bonds above our purchase price. Bonds may appreciate in value through an improvement in credit quality among other reasons. There can be no guarantee the securities held by the Fund will appreciate in value.

To choose the securities in which the Fund will invest, the Investment Adviser conducts fundamental credit research on each issuer and diversifies the Fund's  holdings.

The Fund normally invests at least 80% of its assets in, and will choose its investments from, the following types of securities:

·         Corporate debt- As the name implies, corporate debt obligations-usually called bonds-represent loans by an investor to a corporation.

·         Asset-backed securities- These securities represent partial ownership in pools of consumer of commercial loans- most often credit card, automobile or trade receivables. Asset-backed securities are issued by entities formed solely for that purpose, but their value ultimately depends on repayments by underlying borrowers.

·         Convertible securities- Bonds or preferred stocks that are convertible into, or exchangeable for, common stocks are known as convertible securities.

·         Preferred stocks- Preferred stock is corporate stock that pays set dividends to their holders. Preferred stock has a superior claim on the issuer's income and assets relative to common stock but a lower claim on assets than corporate bond holders.

·         Collateralized Mortgage Obligations (CMOs)- CMOs are securities that are collateralized by mortgages or mortgage pass-through securities. When CMOs are created, the rights to receive principal and interest payments on the underlying mortgages are divided up to create short, intermediate and long-term CMO bonds.  These rights are delegated and divided among the various maturity structures of the CMOs based on assumptions made by the creators concerning the timing of cash flows on the underlying mortgages, including expected prepayment rates. The primary risk of a CMO is that the assumptions are wrong, which would result in the CMO having either a shorter or longer maturity than was expected.

The High Income Fund may engage in various investment strategies designed to hedge against interest rate changes or other market conditions from hedging strategy section below, and/or to manage the portfolio's duration using financial instruments whose prices, in the opinion of the Investment Adviser, correlate with the values of securities the Fund owns or expects to purchase. The instruments used to implement these strategies include financial futures contracts (such as future contracts in U.S. Treasury securities and interest-related indices) and options on financial futures.

The High Income Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  Under these circumstances, the High Income Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.  Although the High Income Fund would do this only in seeking to avoid losses, the High Income Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks: What are the Risks of Investing in the Fund?

General Risks- All investments are subject to inherent risks, and the Fund is no exception.  Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

CREDIT RISK: Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund's total return. Credit risk will be substantial for the Fund.

INTEREST RATE RISK: Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

INCOME RISK: Income risk is the risk that falling interest rates will cause the Fund's income to decline.

LOWER QUALITY DEBT:Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

MANAGEMENT RISK: The Fund's overall success depends on the Investment Adviser's ability to choose productive securities for the Fund.  If the Investment Adviser is unable to successfully choose productive securities, the Fund may under perform other funds with similar investment objectives. Acting as investment adviser to the Fund is a new position for the Investment Adviser, and the Fund has no operating history.

RISKS OF NON-DIVERSIFICATION: The High Income Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers that will be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

ASSET-BACKED SECURITIES:Asset-backed securities present certain risks that are not presented by other securities in which the Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

HEDGING RISKS: The ability of the High Income Fund to benefit from options and futures is largely dependent on the Investment Adviser's ability to use these strategies successfully. If the Investment Adviser's judgment about the general direction of markets is wrong, the overall performance of the High Income Fund will be poorer than if no such futures and options had been used. In addition, the High Income Fund's ability to effectively control duration or hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the High Income Fund's portfolio. Consequently, if the price of the futures contract or option moves more or less than the price of the security that is subject to the hedge, the High Income Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The Fund could lose money on futures transactions or will lose money if a purchased option expires worthless.  Losses (or gains) involving futures contracts can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. Use of options may also (i) result in losses to the High Income Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for purchase prices higher than, or sale prices lower than, current market values, (iii) limit the amount of appreciation the High Income Fund can realize on its investments, (iv) increase the cost of holding a security and/or reduce the returns on securities, or (v) cause the High Income Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.  The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

Additional information regarding the investment policies and restrictions of the High Income Fund is available in The Integrity Funds’ SAI, which is available upon request from The Integrity Funds.

PERFORMANCE INFORMATION

Because the Fund has recently commenced investment operations, no performance information is available for the Fund at this time.  In the future, performance information will be presented in this section.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

PRIOR PERFORMANCE OF SMH CAPITAL ADVISORS, INC. (SUB-ADVISER TO THE HIGH INCOME FUND):    Provided below is a composite showing the historical performance includes all audited client accounts with similar investment strategies managed by SMH Capital Advisors, Inc. according to the same investment goal and substantially similar investment strategies and policies as those of the High Income Fund. For comparison purposes the performance composite is measured against the Lehman Brothers High Yield Composite Bond Index.

This information is provided to illustrate the past performance of SMH Capital Advisors, Inc., in managing client accounts in a substantially similar manner as the Fund but does not represent the performance of the High Income Fund. Past performance is no guarantee of future results. Performance results may be materially affected by market and economic conditions. Investors should not consider this performance data as an indication of future performance of the High Income Fund, or the return an individual investor might achieve by investing in the Fund.

The Fund's results may be lower than the composite performance figures shown because of, among other things, differences in fees and expenses. The Fund's results may also be lower because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 or the Internal Revenue Code, which, if applicable, could have adversely affected the performance of the client accounts.

The High Income performance composite includes all audited client accounts managed by SMH Capital Advisors with investment strategies and policies substantially similar to the High Income Fund. The performance results are calculated according to AIMR Standards, calculating internal rate of return using the Average Capital Base (Modified Dietz) Method. The composite performance is calculated "gross" of fees, i.e., it does not include the impact of account fees and expenses. The High Income Fund will have operating fees and expenses of a maximum of 1.75% and 2.50% for the Class A and Class C shares respectively for the first year of operations. Therefore, the "gross" performance of the Fund will be reduced by the amount of the fees and expenses.

HIGH INCOME COMPOSITE

ASSET WEIGHTED RETURNS

	High Income Composite	Lehman Brothers High Yield Composite Bond Index
1995	15.39%	19.17%
1996	11.37%	11.36%
1997	13.91%	12.77%
1998	-3.24%	1.87%
1999	5.82%	2.30%
2000	-5.39%	-5.86%
2001	23.75%	5.28%
2002	9.35%	-1.37%
2003	39.21%	28.97%

Is This Fund Right For You

The High Income Fund may be appropriate for you if you:

  Are looking for a fixed income component for your portfolio;
  Are seeking a more aggressive investment style for the income portion of your portfolio;
  Are pursuing long-term investment goals.
  Are seeking an asset class with low correlation to traditional stock and investment grade bonds

The High Income Fund may not be appropriate for you if you:

  Are pursuing a short-term investment goal;
  Want to earn income on investments generally considered more stable than stocks;
  Are unwilling to accept fluctuations in the value of your portfolio.
  Have a restriction against owning non-investment grade securities.

What Are The Fund’s Expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the High Income Fund.

	Class A	Class C
Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)	4.25%	None
Maximum Deferred Sales Charge (Load)	None	1.00%
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions	None	None
Redemption Fee	None(1)	None
Exchange Fee	None	None

FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	1.00%	1.00%
Distribution and/or Service Fees (12b-1 Fees)	0.25%	1.00%
Other Expenses	1.26%(2)	1.26%(2)
Total Fund Operating Expenses	2.51%	3.26%
Contractual Fee Waivers and
Expense Reimbursements	-0.76%(3)	-0.76%(3)
Net Annual Fund Operating Expenses	1.75%	2.50%

_____________________________

1 In the case of investments of $1 million or more, a 1% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 The Other Expenses are estimated for the 2004 fiscal year end since this Fund is a new fund.

3 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the High Income Fund do not exceed 1.75% for the Class A shares and 2.50% for the Class C shares until April 30, 2005. Thereafter, the expense limitation may be terminated or revised.  Amounts waived or reimbursed may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

EXAMPLE

The following example is intended to help you compare the cost of investing in the High Income Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the High Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the High Income Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the High Income Fund would be:

YEAR	HIGH INCOME FUND
	A	C
1	$668	$329
3	$1,173	$1,004
5	$1,704	$1,702
10	$3,150	$3,558

Integrity Municipal Fund

Fund Summary

Investment Objective

The Integrity Municipal Fund (the “Municipal Fund”) seeks as high a level of current income exempt from federal taxes as is consistent with preservation of capital.

Principal Strategies: How the Fund Pursues its Objective.

The Fund purchases primarily municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent ratings agencies.  Under normal circumstances, at least 80% of the Fund's net assets (plus borrowings for investment purposes) will be invested in securities exempt from federal income taxes.  The Municipal Fund may buy non-rated municipal bonds if the Investment Adviser judges them to be of comparable quality.  The Fund is non-diversified and may invest more of its assets in a single issuer than a diversified fund.  The expected average dollar weighted maturity of the Fund’s portfolio is between 15 and 25 years.

A portion of the Fund’s distributions may be subject to tax.  For investors subject to Alternative Minimum Tax, a portion of the distributions may increase that tax.

The Investment Adviser uses a value-oriented strategy and looks for higher-yielding municipal bonds that offer the potential for above-average return.  To assess a bond’s value, the adviser considers the bond’s yield, price, credit quality and future prospects.

The Municipal Fund may engage in various investment strategies designed to hedge against interest rate changes or other market conditions and/or to manage the portfolio's duration using financial instruments whose prices, in the opinion of the Investment Adviser, correlate with the values of securities the Municipal Fund owns or expects to purchase. The instruments used to implement these strategies include financial futures contracts (such as future contracts in U.S. Treasury securities and interest-related indices) and options on financial futures.

The Municipal Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  Under these circumstances, the Municipal Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.  Although the Municipal Fund would do this only in seeking to avoid losses, the Municipal Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks: What are the Risks of Investing in the Fund?

You should be aware that loss of money is a risk of investing. When you sell your Fund shares they may be worth more or less than what you paid for them because the value of the Fund’s investments will vary.  The principal risks of investing in the Fund are interest rate and credit risk.

INTEREST RATE RISK:  Interest rate risk is the risk that interest rates will rise, causing bond prices to fall.  The longer the average maturity of the Fund’s portfolio, the greater its interest rate risk.

CREDIT RISK:  Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments.  In general, lower rated bonds carry greater credit risk.  These may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

RISKS OF NON-DIVERSIFICATION.  Because the Fund is non-diversified and invests primarily in bonds, the fund is particularly susceptible to any economic, political or regulatory developments affecting a particular issuer or issuers of bonds in which the fund invests.

HEDGING RISKS:The ability of the Municipal Fund to benefit from options and futures is largely dependent on the Investment Adviser's ability to use these strategies successfully. If the Investment Adviser's judgment about the general direction of markets is wrong, the overall performance of the Municipal Fund will be poorer than if no such futures and options had been used. In addition, the Municipal Fund's ability to effectively control duration or hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Municipal Fund's portfolio. Consequently, if the price of the futures contract or option moves more or less than the price of the security that is subject to the hedge, the Municipal Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The Municipal Fund could lose money on futures transactions or will lose money if a purchased option expires worthless.  Losses (or gains) involving futures contracts can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Municipal Fund. Use of options may also (i) result in losses to the Municipal Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for purchase prices higher than, or sale prices lower than, current market values, (iii) limit the amount of appreciation the Municipal Fund can realize on its investments, (iv) increase the cost of holding a security and/or reduce the returns on securities, or (v) cause the Municipal Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.  The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

Additional information regarding the investment policies and restrictions of the Municipal Fund is available in The Integrity Funds’ SAI, which is available upon request from The Integrity Funds.

Is This Fund Right For You

The Municipal Fund may be appropriate for you if you seek to:

  Earn regular monthly tax-free dividends;
  Preserve investment capital over time;
  Reduce taxes on investment income;
  Set aside money systematically for retirement, estate planning or college funding.

The Municipal Fund may not be appropriate for you if you seek to:

  Pursue an aggressive, high-growth investment strategy;
  Invest through an IRA or 401(k) plan;
  Avoid fluctuations in share price.

PERFORMANCE INFORMATION

Because the Fund has recently commenced investment operations, no performance information is available for the Fund at this time.  In the future, performance information will be presented in this section.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

What Are The Fund’s Expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Fund.

	Class A	Class C

Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)	4.25%	None
Maximum Deferred Sales Charge (Load)	None	1.00%
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions	None	None
Redemption Fee	None(1)	None
Exchange Fee	None	None

FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	0.60%	0.60%
Distribution and/or Service Fees (12b-1 Fees)	0.25%	1.00%
Other Expenses	1.14%(2)	1.14%(2)
Total Fund Operating Expenses	1.99%	2.74%
Contractual Fee Waivers and
Expense Reimbursements	-0.74%(3)	-0.74%(3)
Net Annual Fund Operating Expenses	1.25%	2.00%

_____________________________

1 In the case of investments of $1 million or more, a 1% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 The Other Expenses are estimated for the 2004 fiscal year end since this Fund is a new fund.

3 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Municipal Fund do not exceed 1.25% for the Class A shares and 2.00% for the Class C shares until April 30, 2005. Thereafter, the expense limitation may be terminated or revised.  Amounts waived or reimbursed may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Municipal Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Municipal Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the Municipal Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the Municipal Fund would be:

YEAR	MUNICIPAL FUND

	Class A	Class C

1	$618	$277
3	$1,023	$850
5	$1,452	$1,450
10	$2,643	$3,070

MANAGEMENT OF THE FUNDS

Investment Adviser

Subject to the direction of The Integrity Funds’ Board of Trustees, Integrity Money Management, Inc. (the “Investment Adviser,” formerly known as ND Money Management, Inc.), has been retained by each Fund under a Management and Investment Advisory Agreement (each an “Agreement”) to act as each Fund’s investment adviser, subject to the authority of the Board of Trustees.  The Investment Adviser is a wholly-owned subsidiary of Integrity Mutual Funds, Inc., a venture capital corporation organized under the laws of North Dakota on September 22, 1987.  The address of the Investment Adviser is 1 Main Street North, Minot, North Dakota 58703.

The Investment Adviser and its affiliates have been advising mutual funds since 1989 and currently have assets under management of approximately $400 million. The Investment Adviser is responsible for selecting and ongoing monitoring of the securities in each Fund’s portfolio, performing certain evaluations of the Funds’ portfolio securities, managing the Funds’ business affairs and providing certain administrative services, office space, equipment and clerical services for managing the Funds’ investments and effecting their portfolio transactions. The Investment Adviser also pays the salaries and fees of all officers and Trustees of the Funds who are affiliated persons of the Investment Adviser.

The Investment Adviser will supply investment research and portfolio management, including the selection of securities for each Fund to purchase, hold or sell, and the selection of brokers through whom a Fund’s portfolio transactions are executed.  The Investment Adviser also administers the business affairs of each Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as trustees and officers of a Fund if duly elected to such positions.

The Funds pay to the Investment Adviser a management fee computed daily and paid monthly at the annual rate of 1.00% of the value of the average daily net assets of the Equity Fund, Value Fund, Income Fund, and High Income Fund, 0.60% of the value of the average daily assets of the Municipal Fund, and 1.20% of the value of the average daily assets of the Small Cap Fund, Health Sciences Fund, and Technology Fund.  The Funds pay other expenses related to their daily operations, such as custodian fees, Trustees' fees, administrative fees, fund accounting fees, transfer agency fees, and legal and auditing costs, which are subject to reimbursement at the discretion of the Investment Adviser. The Investment Adviser pays any sub-advisory fees from its management fee, and not from the assets of the applicable Funds. More information about the Investment Advisory Agreement and other expenses paid by the Funds is included in the SAI, which also contains information about brokerage policies and practices.

Mr. F. Martin Koenig is the portfolio manager of the Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund and has responsibility for the day-to-day management of those portfolios. Mr. Koenig has significant prior expertise managing portfolios with investment strategies similar to these Funds. Prior to joining Integrity in 2003, from 1989 until 2002 Mr. Koenig was Chairman, CEO and CIO of Koenig Advisors, a federally registered investment adviser where he managed separate accounts and hedge funds for high net worth investors. Mr. Koenig has been managing assets since 1968 with several firms including Chase Manhattan Bank, AIG Global Investors, Mitsubishi Bank Trust Co. of New York and EB Advisors, Inc.

Mr. Monte Avery is the portfolio manager of the Municipal Fund and has responsibility for the day-to-day management of its portfolio. Mr. Avery started in the securities business with PaineWebber in 1981 as a retail broker transferring to Dean Witter in 1982.  In 1988, Mr. Avery joined Bremer Bank, N.A. (Minot, ND) to help start their Invest Center.  He transferred back to Dean Witter in 1993 until joining Integrity Mutual Funds, Inc., in 1995.  Since that time, Mr. Avery has been a co-manager of Integrity Fund of Funds, Inc., Montana Tax-Free Fund, Inc., ND Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. and the Integrity Managed Portfolios and effective in February 2000, the manager of these funds.

Investment Sub-Adviser (Equity and Income Funds)

Ancora Advisers, LLC (“Ancora”) is the investment sub-adviser for the Equity and Income Funds. Ancora is located at One Chagrin Highlands, 2000 Auburn Drive, Suite 430, Beachwood, Ohio 44122 and is organized and exists under the laws of the State of Nevada and is registered pursuant to the Investment Advisers Act of 1940.

Prior to serving as a sub-adviser for the Equity and Income Funds, Ancora only served high net worth individuals, pension and profit sharing plans and charitable organizations.  Ancora is majority owned and controlled by Richard A. Barone, its President. The Investment Adviser has chosen to engage Ancora’s services as Sub-Adviser to the Funds because of Mr. Barone’s prior expertise in advising other funds with investment objectives similar to those of the Equity and Income Funds.  Subject to the oversight and approval of the Investment Adviser, Mr. Barone, as portfolio manager, has certain responsibility for the day-to-day management of the Fund’s portfolio. In addition, Ancora is responsible for maintaining certain transaction and compliance related records of the Equity and Income Funds. Mr. Barone was formerly portfolio manager for Fifth Third Funds (3 funds) (2001-2002), CEO of Maxus Investment Group (1973-2001) and Chairman and portfolio manager of the Maxus Funds (3 funds) (1985-2001).

Investment Sub-Adviser (High Income Fund)

SMH Capital Advisors, Inc. (“SMH”), is the investment sub-adviser for the High Income Fund. SMH is located at 4800 Overton Plaza Suite 300, Fort Worth, Texas 76109, and is organized and exists under the laws of the State of Texas and is registered pursuant to the Investment Advisers Act of 1940.

Prior to serving as a sub-adviser for the High Income Fund, SMH only served high net worth individuals, pension and profit sharing plans and charitable organizations.  Sanders Morris Harris Group, Inc., is the parent company of SMH.  The Investment Adviser has chosen to engage SMH’s services as Sub-Adviser to the High Income Fund because of Mr. Jeffrey Cummers’ and Mr. Dwayne Moyers’ prior expertise in advising private funds and clients with investment objectives similar to those of the High Income Fund.  Subject to the oversight and approval of the Investment Adviser, Mr. Jeffrey Cummer and Mr. Dwayne Moyers, as portfolio managers, have responsibility for the day-to-day management of the High Income Fund’s portfolio. In addition, SMH is responsible for maintaining certain  transaction and compliance related records of the High Income Fund.

SMH Capital Advisors has more than $700 million of assets under management.  Jeffrey Cummer is a graduate of the University of Illinois with a BA in Finance with specialty in Risk Management.

Dwayne Moyers is the senior portfolio manager and chief investment officer of SMH Capital Advisors.  Before teaming with Jeff Cummer, Moyers was a credit analyst with the Tandy Corporation.

Manager of Managers

The Integrity Funds intend to apply to the SEC for an order permitting the Funds to be managed under a “manager of managers” structure. If this order is granted, the Investment Adviser will, subject to the supervision and approval of the Trust’s Board of Trustees, be permitted to hire, terminate or replace investment sub-advisers for each of the Funds without shareholder approval. However, if the Funds hire a new sub-adviser, they will provide written information concerning the new sub-adviser to shareholders of the Fund concerned. The purpose of the “manager of managers” structure is to give the Investment Adviser maximum flexibility with respect to the management of the Funds, and to permit the Investment Adviser and the Integrity Funds’ Board of Trustees to quickly react to poor investment performance by an investment sub-adviser or other service issues at less cost to shareholders. There is no guarantee that the Trust will obtain this order from the SEC.

The SAI has more detailed information about The Integrity Funds’ service providers.

YOUR FUND ACCOUNT

THE FUNDS' SHARE PRICE

Determination of Net Asset Value

Each Fund calculates it net asset value (“NAV”) as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for trading. If portfolio investments of a Fund are traded in markets on days when the NYSE is not open, a Fund’s NAV may fluctuate on days when investors cannot purchase or redeem shares.

Each Fund’s NAV is generally based upon the market value of securities held in the Fund’s portfolio by adding the value of that Fund's investments plus cash and other assets, deducting liabilities and then dividing the results by the number of its shares outstanding. If market prices are not readily available, the fair value of securities is determined using procedures approved by the Board of Trustees. In addition, if between the time trading ends on a particular security and the close of trading on the NYSE, events occur that materially affect the value of the security, the Funds may value the security at its fair value as determined in good faith by the Investment Adviser under procedures approved by the Board of Trustees. In such a case, the Fund’s NAV will be subject to the judgment of the Investment Adviser rather than being determined by the market.

To the extent that a Fund’s assets are traded in other markets on days when the Fund is not open for business, the value of the Fund’s assets may be affected on those days.  In addition, trading in some of the Fund’s assets may not occur on days when the Fund is open for business.

Class A Shares

You can buy Class A shares at the public offering price, which is the NAV plus an up-front sales charge.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of dividends and capital gains distributions.  The up-front Class A sales charge and the commissions paid to dealers are as follows:

The Equity Fund, Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	5.00%	5.26%	4.25%
$100,000 but less than $250,000	4.00%	4.17%	3.50%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $750,000	2.50%	2.56%	2.00%
$750,000 but less than $1,000,000	1.50%	1.52%	1.25%
$1,000,000 and above	0.00%	0.00%	0.00%

In the case of investments of $1 million or more, a 1.00% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

The Income Fund, High Income Fund and Municipal Fund

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	4.25%	4.44%	3.50%
$50,000 but less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.25%	3.36%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $750,000	2.00%	2.04%	1.50%
$750,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 and above	0.00%	0.00%	0.00%

In the case of investments of $1 million or more, a 1.00% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

How To Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares:

Class A Sales Charge Reductions

Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent: You inform the Funds in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

Rights of Accumulation: When the value of shares you already own plus the additional amount you invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

Combination Privilege: Combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Class A Sales Charge Waivers

The Funds may sell Class A shares without an up-front sales charge to:

  trustees, directors, officers, employees (including retirees) of the Funds, Integrity Mutual Funds, Integrity Fund Distributors, Inc., and Integrity Money Management, Inc., for themselves or certain members of their family; trusts, pension, profit-sharing or other plans for the benefit of directors, officers, employees (including retirees) of the Funds, Integrity Mutual Funds, Inc., Integrity Fund Distributors, Inc., and certain members of their families;
  authorized broker-dealers and financial institutions and certain employees (including their spouses and children) of such dealers and institutions;
  any broker-dealer, financial institution or other qualified firm which does not receive commissions for selling shares to its clients; and
  purchases using documented redemptions from unrelated funds in which you have paid a sales load and provided notice to the Funds that your investment qualifies for a purchase at NAV.

Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available by calling (800) 276-1262. Your financial adviser can also help you prepare any necessary application forms. You or your financial adviser must notify the Funds at the time of each purchase if you are eligible for any of these programs. The Funds may modify or discontinue these programs at any time.

Class C

There is a 1% contingent deferred sales charge (CDSC) on any Class C shares you sell within 12 months of purchase. The CDSC for the Class C shares is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions.

The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Integrity Fund.

Distribution and Service Plans (12b-1)

Each Fund has adopted distribution and service plans under Rule 12b-1 under the Investment Company Act of 1940 that allows each Fund to pay distribution and/or service fees in connection with the distribution of its Class A and C shares and for services provided to shareholders. Under each Fund’s Plan related to the Class A Shares, the Equity Fund, Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund will each pay Integrity Funds Distributor, Inc. (the “Distributor”), an annual fee of up to 0.50%, and the Income Fund, Municipal Fund and High Income Fund will each pay the Distributor an annual fee of up to 0.25%, of the average daily net assets of the respective Fund’s Class A Shares (the “Class A 12b‑1 Fee”) for providing ongoing services to you.  Under each Fund’s Plan related to the Class C Shares, the Equity Fund, Value Fund, Small Cap Growth Fund, Health Sciences Fund, Technology Fund, Income Fund, High Income Fund, and Municipal Fund will each pay the Distributor an annual fee of up to 1.00% of the average daily net assets of the respective Fund’s Class C Shares. The Distributor may pay a portion of the distribution and services fees to your financial adviser for providing ongoing service to you. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

If you purchase your fund shares through a financial adviser (the term “financial adviser” includes any broker, dealer, bank including bank trust departments, registered investment adviser, financial planner, retirement plan administrator and any other institutions having a selling, administration or any similar with the Adviser, Distributor or one of its affiliates), the financial adviser may receive commissions or other concessions which are paid from various sources, such as from the sales charges and Rule 12b-1 distribution and service fees.

In addition, the Adviser, Distributor or one or more of its affiliates out of their own resources, may make additional cash payments to certain financial advisers who support the sale of fund shares in recognition of their marketing, transaction processing and/or administrative services support.  This compensation is not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus.

HOW TO BUY SHARES

Fund shares may be purchased on any business day, which is any day the NYSE is open for business.  Each Fund will process purchase and redemption orders that it receives in proper form prior to the close of regular trading on a day in which the NYSE is open at the NAV determined on that day. It will process purchase and redemption orders that it receives in proper form after the close of regular trading on the next day that the NYSE is open for regular trading.  If you place your order by contacting the Fund directly, your order must be received by the Fund prior to close of trading of the NYSE for you to receive that day’s NAV.

You may buy shares through investment dealers who have sales agreements with the Distributor or directly from the Distributor. If you do not have a dealer, call (800) 276-1262 and the Distributor can refer you to one. If you place your order through a dealer prior to the close of trading of the NYSE and the Fund receives such order prior to the close of business of the Fund (normally 6:00pm Eastern Time), you will receive that days NAV. Dealers are obligated to transmit orders promptly.  If payment is not received by that time, the order will be canceled and the dealer could be held liable for resulting fees or losses.  See “The Funds’ Share Price” for a discussion of how shares are priced.

A Fund may reject or cancel any purchase orders, including exchanges, for any reason.  A Fund may reject any purchase orders, including exchanges, from investors that, in the Investment Adviser’s opinion, may be disruptive to the Fund. For these purposes, the Investment Adviser may consider an investor's trading history in the Fund or other Integrity Funds, and accounts under common ownership or control.

Purchase requests should be addressed to the authorized dealer or agent from which you received this Prospectus. Such dealers or agents may place a telephone order with the Distributor for the purchase of shares. It is the broker’s or dealer’s responsibility to promptly forward payment and the purchase application to the Funds’ transfer agent for the investor to receive the next determined NAV.  Checks should be made payable to the applicable Fund. The Funds’ transfer agent will charge a $15.00 fee against a shareholder’s account for any payment returned for any reason. The shareholder will also be responsible for any losses suffered by the Fund as a result.

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account:  When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you.  You may also be asked to provide documents that may help us to establish your identity, such as your driver’s license.

For investors other than individuals:  When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number.  You may also be asked to provide documents, such as driver’s licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares.  The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer.  Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and this statement of additional information.  Your dealer will provide you with specific information about any processing or service fees you will be charged.

Minimum Investments and Share Price

You may open an account with $1,000 ($100 for the Monthomatic Investment Plan, as explained below) and make additional investments at any time with as little as $50. The Funds may change these minimum initial investments at any time.

Special Services

To help make your investing with us easy and efficient, we offer you the following services.

Systematic Investing – The Monthomatic Investment Plan

Once you have established a Fund account, systematic investing allows you to make regular investments through automatic deductions from your bank account (simply complete the appropriate section of the account application form) or call Integrity Fund Services at (800) 601-5593 for appropriate forms.

With the Monthomatic Investment Plan, you can make regular investments of $50 or more per month by authorizing us to draw either checks or debits on your bank account. Such accounts must have check or draft writing privileges. You can stop the withdrawals at any time by sending a written notice to Integrity Fund Services, the Funds’ transfer agent, at P.O. Box 759, Minot, ND 58702. The termination will become effective within 7 days after the transfer agent has received the request. The Funds may terminate or modify this privilege at any time and may immediately terminate a shareholder’s monthomatic plan if any item is unpaid by the shareholder’s financial institution. There is no charge for this plan.

Reinstatement Privilege

If you redeem Fund shares, you may reinstate all or part of your redemption proceeds without incurring any additional sales charges. You may only reinvest in the same share class you redeemed. An investor exercising this privilege a year or more after redemption must complete a new account application and provide proof that the investor was a shareholder of the applicable Fund. The Funds may modify or terminate this privilege at any time. You should consult your tax adviser about the tax consequences of exercising your reinstatement privilege. The Fund must be notified that an investment is a reinstatement.

HOW TO SELL SHARES

You may sell (redeem) your shares on any day the NYSE is open. You will receive the NAV next determined after the Funds have received your properly completed redemption request as described below.

You can sell your shares at any time by sending a written request to the appropriate Fund, c/o Integrity Fund Services, P.O. Box 759, Minot, ND 58702 or by placing an order to sell through your financial adviser. Such dealers or agents may place a fax, telephone or mail in order to the Distributor for the sale of shares. It is the broker’s or dealer’s responsibility to promptly forward the redemption requests to the Funds’ transfer agent for shares being redeemed to receive the next determined NAV.

To properly complete your redemption request, your request must include the following information:

  The Fund’s name;
  Your name and account number;
  The dollar or share amount you wish to redeem;
  The signature of each owner exactly as it appears on the account;
  The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);
  The address where you want your redemption proceeds sent (if other than the address of record);
  Any certificates you have for the shares (signed certificate or a duly endorsed stock power); and
  Any required signature guarantees.

We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared, which may take up to 15 days from the date of purchase. Guaranteed signatures are required if you are redeeming more than $100,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address. Signature guarantees must be obtained from a commercial bank, trust company, savings and loan association or brokerage firm. A notary public cannot provide a signature guarantee.

You should note that the Funds reserve the right to liquidate your account upon 60 days’ written notice if the value of your account falls below $1,000 for any reason other than a fluctuation in the market value of the Fund shares.  The Funds also reserve the right to redeem in-kind (that is to pay redemption proceeds in cash and portfolio securities, or wholly in portfolio securities). Because you would receive portfolio securities in an in-kind redemption, you would still be subject to market risk and may incur transaction costs in selling the securities.

A Fund may also suspend the right of redemption under the following unusual circumstances:

  For any period during which the NYSE is closed, other than for customary weekend and holiday closings;
  When trading in the markets that the Fund normally utilizes is restricted or when an emergency, as defined by the rules and regulations of the SEC, exists making disposal of that Fund's investments or determination of its NAV not reasonably practicable; or
  For any other periods as the SEC by order may permit.

In case of any such suspension, you may either withdraw your request for redemption or receive payment based on the NAV per share next determined after the termination of the suspension.

Systematic Withdrawal

If the value of your Fund account is at least $5,000, you may request to have $50 or more withdrawn automatically from your account, subject to any applicable redemption fee. You may elect to receive payments monthly, quarterly, semiannually or annually. If payments exceed reinvested dividends and distributions, an investor’s shares will be reduced and eventually depleted.  You must complete the appropriate section of the account application to participate in Fund’s systematic withdrawal plan. A shareholder who participates in the Monthomatic Investment Plan is ineligible to participate in this plan. You may terminate participation in the program at any time.  The Funds may terminate or modify this program at any time.

Reinvestment Options

The Funds automatically reinvest your dividends in additional Fund shares at net asset value unless you request otherwise.

You may request to have your dividends and capital gains paid to you in the following ways:

  income dividends and capital gain dividends reinvested in additional Fund shares;
  income dividends in cash and capital gain dividends reinvested in additional Fund shares;
  income and capital gain dividends in cash; or
  ACH to DDA or savings account with same names as account registration.

You may change your selected method of distribution, provided such change will be effective only for distributions paid three days after the Funds’ transfer agent receives the request. The Funds will send a check to investors selecting to receive dividends in cash. You may have your distribution check paid to a third party or sent to an address other than your address of record (although a signature guarantee will be required). For further information, contact Integrity Fund Services at (800) 601-5593.

Buying or Selling Shares Close to a Record Date

Buying Fund shares shortly before the record date for a taxable dividend is commonly known as “buying the dividend.” The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

Exchanging Shares

You may only exchange shares within the same class into other funds underwritten by the Distributor.  Before requesting an exchange, review the prospectus of the fund you wish to acquire.  Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies.  Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received.

You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging.  If you exchange into shares that are subject to a CDSC, a holding period will begin for purposes of calculating the CDSC on the date you made your initial purchase.  You will not pay a CDSC or other sales charges when exchanging between funds of the same share class with identical sales charge schedules.

For tax purposes, an exchange is a sale of shares, which may result in a taxable gain or loss followed by a purchase of shares of the fund into which you exchange. Special rules may apply to determine the amount of gain or loss on an exchange occurring within 90 days after purchase of the exchanged shares.

The terms of an employee-sponsored retirement plan may affect a shareholder’s right to exchange shares as described above. Contact your plan sponsor or administrator to determine if all of the exchange option discussed above is available under your plan.

Exchanges are made upon receipt of a properly completed exchange request form. The exchange privilege may be changed or discontinued at any time upon 60 days’ notice to shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAX INFORMATION ON YOUR SHARES

Dividends and Distributions

The Income Fund, High Income Fund and Municipal Fund declare net investment income as dividends daily and payable monthly. The Equity Fund, Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund distribute substantially all of their net investment income and substantially all of their capital gain annually prior to the close of the fiscal year in which the gains are earned.

Taxes

The following information is meant as a general summary for U.S. shareholders.  Please see the SAI for additional information.  Each Fund intends to be treated each year as a "Regulated Investment Company" for federal income tax purposes. A Regulated Investment Company is not subject to regular income tax on any income or capital gains distributed to its shareholders if it, among other things, distributes at least 90% of its investment company taxable income to them within applicable time periods.

Each Fund intends on making distributions to shareholders that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets).  For federal income tax purposes, dividends and distributions are taxable to you whether paid in cash or reinvested in additional Fund shares. You may also be liable for tax on any gain realized upon the redemption of shares of a Fund.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock.  These rate reductions do not apply to corporate taxpayers.  The following are guidelines for how certain distributions by the funds are generally taxed to individual taxpayers:

  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.
  Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.
  A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.
  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income, and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.
  Distributions of long-term gains from sales by the funds before May 6, 2003 will be taxed at the maximum rate of 20%.

An exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the initial Fund’s shares and any gain on the transaction may be subject to federal income tax.

Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax advisor to assess the federal, state and local tax consequences of investing in the Funds. This discussion is not intended to address the tax consequences of an investment by a non-resident alien.

The Investment Adviser will purchase and sell securities with primary concern being the investment performance of the portfolios rather than tax considerations of the shareholders.

Municipal bonds and municipal bond funds normally seek to generate interest and/or dividend income exempt from federal income tax.  Treasury bonds and Treasury bond funds normally seek to generate interest and/or dividend income exempt from state income tax.  Income exempt from federal income tax may be subject to state or local taxes and federal taxes other than income taxes (including alternative minimum taxes).  Income exempt from state income tax may be subject to federal or local taxes and states taxes other than income taxes (including alternative minimum taxes).

Backup Withholding

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make requiredcertifications, or if you have been notified by the InternalRevenue Service that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand each indicated Fund's financial performance for the period of each such Fund's investment operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each such Fund (assuming reinvestment of all dividends and distributions). The financial highlights tables for the Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund reflect the financial performance of predecessor series of The Willamette Funds, a separate registered investment company, prior to the reorganization of these series into The Integrity Funds on September 19, 2003.  The information in these tables with respect to the Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund has been audited for April 1, 2003 to December 31, 2003 by Brady, Martz & Assoc., P.C.,  The information with respect to the Equity Fund, and Income Fund, has been audited by Brady Martz & Assoc., P.C., whose report, along with these Funds’ financial statements, are included in The Integrity Funds’ annual report, which is available upon request.

No Class C financial information is included in the Prospectus because the only Fund that offers Class C shares is the Integrity High Income Fund, which is a new fund.  Consequently, there is no financial information to disclose about Class C shares.

Integrity Equity Fund

Class A Shares

For The Period Since Inception (06/16/03) to December 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$15.79

Income from Investment Operations:
Net investment income (loss)	$.02
Net realized and unrealized gain (loss) on investment transactions	1.44
Total Income (Loss) From Investment Operations	$1.46

Less Distributions:
Dividends from net investment income	$(.02)
Distributions from net realized gains	.00
Total Distributions	$(.02)

NET ASSET VALUE, END OF PERIOD	$17.23

Total Return	17.43%(A)(C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$31
Ratio of net expenses (after expense assumption) to average net assets	2.06%(B)(C)
Ratio of net investment income to average net assets	0.59%(C)
Portfolio turnover rate	54.81%

(A) Excludes maximum sales charge of 5.75%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc., assumed/waived expenses of $48.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.75%.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Value Fund

	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For The Year Ended March 31, 2001	For The Year Ended March 31, 2000	For The Period Since Inception (May 26, 1998) Thru March 31, 1999
NET ASSET VALUE, BEGINNING OF PERIOD	$6.82	$9.28	$9.12	$9.65	$10.11	$10.00

Income from Investment Operations:
Net investment income (loss)	$(.12)	$(.05)	$(.07)	$(.02)	$.01	$.00
Net realized and unrealized gain (loss) on investment transactions	2.34	(2.41)	.23	(.49)	(.10)	.11
Total Income (Loss) From Investment Operations	$2.22	$(2.46)	$.16	$(.51)	$(.09)	$.11

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$(.01)	$.00
Return of capital	.00	.00	.00	(.01)	.00	.00
Distributions from net realized gains	.00	.00	.00	(.01)	(.36)	.00
Total Distributions	$.00	$.00	$.00	$(.02)	$(.37)	$.00

NET ASSET VALUE, END OF PERIOD	$9.04	$6.82	$9.28	$9.12	$9.65	$10.11

Total Return	32.55%(B)(D)	(26.51%)(D)	1.75%(D)	(5.23%)(D)	(0.98%)(D)	1.11%(B)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$10,730	$8,562	$11,826	$12,879	$15,872	$14,965
Ratio of net expenses (after expense assumption) to average net assets	4.66%(A)(C)	3.64%(A)	3.13%(A)	2.90%(A)	2.75%(A)	2.90%(A)(C)
Ratio of net investment income to average net assets	(1.94%)(C)	(0.63%)	(0.71%)	(0.22%)	0.03%	0.02%(C)
Portfolio turnover rate	34.08%	45.09%	30.41%	66.29%	79.63%	0.39%

(A) During the period since March 31, 2003, Integrity Mutual Funds, Inc., and Willamette Asset Managers assumed/waived expenses of $14,133.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 4.85%.  During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $0, $0, $0, $47,091, and $27,590, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.64%, 3.13%, 2.90%, 3.02%, and 3.20% respectively.

(B) Ratio is not annualized.

(C) Ratio is annualized.

(D) Excludes maximum sales charge of 5.75%.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Small Cap Growth Fund

	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For The Year Ended March 31, 2001	For The Period Since Inception (April 5, 1999) Thru March 31, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	$8.94	$12.54	$12.93	$19.94	$10.00

Income from Investment Operations:
Net investment income (loss)	$(.34)	$(.29)	$(.26)	$(.28)	$(.25)
Net realized and unrealized gain (loss) on investment transactions	3.60	(3.31)	.73	(4.82)	10.38
Total Income (Loss) From Investment Operations	$3.26	$(3.60)	$.47	$(5.10)	$10.13

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$.00
Distributions from net realized gains	.00	.00	(.86)	(1.91)	(.19)
Total Distributions	$.00	$.00	$(.86)	$(1.91)	$(.19)

NET ASSET VALUE, END OF PERIOD	$12.20	$8.94	$12.54	$12.93	$19.94

Total Return	36.47%(A)(D)	(28.71%)(A)	4.02%(A)	(26.77%)(A)	101.67%(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$23,485	$19,099	$31,528	$30,011	$38,634
Ratio of net expenses (after expense assumption) to average net assets	4.45%(B)(C)	3.13%(B)	2.64%(B)	2.58%(B)	2.82%(B)(C)
Ratio of net investment income to average net assets	(3.89)%(C)	(2.67%)	(2.09%)	(1.85%)	(2.26%)(C)
Portfolio turnover rate	59.04%	27.74%	52.13%	45.13%	55.15%

(A) Excludes maximum sales charge of 5.75%.

(B)During the period since March 31, 2003, Integrity Mutual Funds, Inc., and Willamette Asset Managers assumed/waived expenses of $4,713.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 4.47%.  During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group waived expenses of $46,274, $62,878, $0, and $23,161, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.33%, 2.84%, 2.58%, and 2.93%, respectively.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Health Sciences Fund

	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For the Period Since Inception (June 19, 2000) thru March 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$7.29	$9.28	$8.71	$10.00

Income from Investment Operations:
Net investment income (loss)	$(.28)	$(0.26)	$(0.24)	$(0.18)
Net realized and unrealized gain (loss) on investment transactions	2.21	(1.73)	0.94	(1.07)
Total Income (Loss) From Investment Operations	$1.93	$(1.99)	$0.70	$(1.25)

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00
Distributions from net realized gains	.00	.00	(0.13)	(0.04)
Total Distributions	$.00	$.00	$(0.13)	$(0.04)

NET ASSET VALUE, END OF PERIOD	$9.22	$7.29	$9.28	$8.71

Total Return	26.47%(A)(D)	(21.44%)(A)	7.94%(A)	(12.58%)(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$16,358	$14,343	$22,255	$20,712
Ratio of net expenses (after expense assumption) to average net assets	4.59%(B)(C)	3.46%(B)	2.85%(B)	2.90%(B)(C)
Ratio of net investment income to average net assets	(4.26%)(C)	(3.17%)	(2.46%)	(2.30%)(C)
Portfolio turnover rate	20.40%	34.28%	68.38%	52.37%

(A) Excludes maximum sales charge of 5.75%.

(B) During the period since March 31, 2003, Integrity Mutual Funds, Inc., and Willamette Asset Managers assumed/waived expenses of $28,935.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 4.84%.  During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $32,026, $47,186, and $6,355, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.66%, 3.05%, and 2.93%, respectively.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Technology Fund

	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002*	For The Year Ended March 31, 2001*	For The Period Since Inception (March 2, 2000) Thru March 31, 2000*
NET ASSET VALUE, BEGINNING OF PERIOD	$4.71	$8.00	$10.22	$44.75	$50.00

Income from Investment Operations:
Net investment income (loss)	$(.23)	$(0.21)	$(0.22)	$(0.56)	$(0.05)
Net realized and unrealized gain (loss) on investment transactions	2.86	(3.08)	(2.00)	(33.95)	(5.20)
Total Income (Loss) From Investment Operations	$2.63	$(3.29)	$(2.22)	$(34.51)	$(5.25)

Less Distributions:
Dividends from net investment income	$0.00	$0.00	$0.00	$0.00	$0.00
Distributions from net realized gains	0.00	0.00	0.00	(0.02)	0.00
Total Distributions	$0.00	$0.00	$0.00	$(0.02)	$0.00

NET ASSET VALUE, END OF PERIOD	$7.34	$4.71	$8.00	$10.22	$44.75

Total Returns	55.84%(A)(D)	(41.13%)(A)	(21.72%)(A)	(77.19%)(A)	(10.50%)(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$13,456	$9,447	$16,763	$12,671	$32,719
Ratio of net expenses (after expense assumption) to average net assets	4.85%(B)(C)	4.12%(B)	3.26%(B)	2.84%(B)	2.77%(B)(C)
Ratio of net investment income to average net assets	(4.64%)(C)	(3.93%)	(3.01%)	(2.48%)	(1.51%)(C)
Portfolio turnover rate	77.40%	116.42%	360.05%	199.34%	11.14%

  *            Adjusted for a 1:5 reverse split on April 13, 2001

(A)          Excludes maximum sales charges of 5.75%.

(B)           During the period since March 31, 2003, Integrity Mutual Funds, Inc., and Willamette Asset Managers assumed/waived expenses of $44,352.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 5.34%.  During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $54,037, $63,109, $0, and $5,633, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 4.62%, 3.68%, 2.84%, and 2.97%, respectively.

(C)           Ratio is annualized.

(D)          Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Income Fund

Class A Shares

For the Period Since Inception (June 16, 2003) thru December 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$14.47

Income from Investment Operations:
Net investment income	$.24
Net realized and unrealized gain (loss) on investment transactions	(.31)
Total Income (Loss) From Investment Operations	$(.07)

Less Distributions:
Dividends from net investment income	$(.24)
Distributions from net realized gains	.00
Total Distributions	$(.24)

NET ASSET VALUE, END OF PERIOD	$14.16

Total Return	(0.91)%(A)(C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$91
Ratio of net expenses (after expense assumption) to average net assets	1.65%(B)(C)
Ratio of net investment income to average net assets	3.90%(C)
Portfolio turnover rate	30.03%

(A) Excludes maximum sales charge of 4.25%

(B) During the periods indicated above, Integrity Mutual Funds, Inc. assumed/waived expenses of $903.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 12.43%.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

ADDITIONAL INFORMATION

To learn more about the Funds you may want to read the Funds' Statement of Additional Information, or SAI, which contains additional information about the Funds. The Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of this Prospectus.

You also may learn more about the Funds' investments by reading the Funds' annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Funds during the last fiscal year. The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling (800) 276-1262, or visit our website at www.integritymf.com.

Prospective investors and shareholders who have questions about the Funds may write to:

Integrity Fund Distributors at 1 Main Street North, Minot, ND 58703 or call (800) 276-1262

The general public can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (please call 1-202-942-8090 for information on the operations of the Public Reference Room). Reports and other information about the Funds are also available for free on the EDGAR Database on  the Securities and Exchange Commission's Internet Site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by e-mail: publicinfo@sec.gov, or by writing to:

Public Reference Section

Securities and Exchange Commission

Washington, D.C.  20549-0102

Please refer to the Funds Investment Company Act File No. 811-7322 when seeking information about the Funds from the Securities and Exchange Commission.

Integrity Equity Fund

Integrity Value Fund

Integrity Small Cap Growth Fund

Integrity Health Sciences Fund

Integrity Technology Fund

 Integrity Income Fund

Integrity High Income Fund

Integrity Municipal Fund

___________________________

1 Main Street North • Minot, North Dakota 58703 • (701) 852-5292
P.O. Box 759 • Minot, North Dakota 58702
(800) 276-1262 • Marketing • Fax (701) 838-4902
(800) 601-5593 • Transfer Agent • Fax (701) 852-2548

INVESTMENT ADVISER
Integrity Money Management, Inc.
1 Main Street North
Minot, ND 58703

PRINCIPAL UNDERWRITER
Integrity Funds Distributor, Inc.
1 Main Street North
Minot, ND 58703

CUSTODIAN
Wells Fargo Bank, NA
Institutional Trust & Custody
MAC# N9310 060
801 Nicollet Mall, Suite 700
Minneapolis, MN 55479

TRANSFER AGENT
Integrity Fund Services, Inc.
1 Main Street North, Minot, ND 58703
P.O. Box 759, Minot, ND 58702

INDEPENDENT ACCOUNTANT
Brady, Martz & Associates, P.C.
24 West Central Avenue
Minot, ND 58701

Integrity Mutual Funds [Logo]

April 30, 2004

The Integrity Funds

CLASS N SHARES

The Integrity Funds are:

·         Integrity Equity Fund

·         Integrity Income Fund

Please read this Prospectus and keep it for future reference. It contains important information, including information on how each Fund invests and the services that each Fund offers to shareholders.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

_________________________________________________________________________________________

The Integrity Funds
1 Main Street North
Minot, ND 58703
(800) 276-1262

 An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Integrity Equity Fund

Fund Summary

Investment Objective

The Integrity Equity Fund (the “Equity Fund”) seeks long-term growth of asset value through capital appreciation and dividend income.

Principal Strategies: How the Fund Pursues its Objective

Under normal market conditions, the Equity Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of common and preferred stocks, convertible securities, and warrants of U.S. companies with mid- to large-sized market capitalizations (generally in excess of $1 billion). This investment policy can be changed without shareholder approval; however, shareholders would be given at least 60 days’ notice prior to any such change.

Integrity Money Management, Inc. (“Investment Adviser”), utilizes a blended approach to investing in order to create a portfolio of “growth” and “value” securities.  The Investment Adviser selects “growth” securities based on its analysis of an issuer’s earnings and dividends prospects, cash flows, the strength of management and other market factors, which may affect the issuer’s competitive position. The Investment Adviser may also seek to identify issues that may generate dividend income.  In selecting growth stocks for the Equity Fund, the Investment Adviser considers companies that demonstrate:

  Above-average earnings;
  A strong franchise;
  Strong and steady cash flows and a recurring revenue stream;
  A solid competitive position within an industry with barriers to the entry of new competitors and the potential for high profit margins;
  Strong management teams with clearly defined strategies; and
  New products or services that may serve as catalysts to accelerated growth.

In selecting “value” securities, the Investment Adviser seeks to identify issuers with lower profit to expense, price to earnings, and price to book ratios than the overall market or which have temporarily fallen out of favor with the investing community due to a decline in the overall market or other short-term adverse market conditions.

In general, the Equity Fund will not invest in securities that have, in the judgment of the Investment Adviser, a high level of debt as a percentage of their total market capitalization.

The Equity Fund is a diversified mutual fund that invests in the market sectors represented in the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”).  The Investment Adviser generally utilizes a top-down approach in order to determine which market sectors offer the best investment opportunities for the Equity Fund and the extent to which the Equity Fund’s assets should be allocated thereto.  This approach involves an analysis of general economic factors such as interest rates, the rate of inflation, and the competitive environment within market sectors.

The Equity Fund may invest in American Depositary Receipts for foreign companies that are traded on a U.S. securities exchange or on the NASDAQ stock market.

The Equity Fund also may buy and sell (write) put and call options on stocks, shares of exchange traded funds (“ETFs”) and stock indexes, and may invest in futures contracts for the purchase or sale of stock indexes and buy and sell options on such futures contracts for hedging purposes.  The Equity Fund uses these investment strategies to hedge against changes in the values of securities the Equity Fund owns or expects to purchase and does not use these strategies for speculation.

The Equity Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  Under these circumstances, the Equity Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.  Although the Equity Fund would do this only in seeking to avoid losses, the Equity Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

The Equity Fund may also invest its assets in other securities or engage in different investment practices, which are not part of its principal investment strategies.

Principal Risks: What are the Risks of Investing in the Fund?

An investment in the Equity Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the Equity Fund will achieve its investment objective.  More specifically, the Equity Fund may be affected by, among others, the following types of risks:

MARKET AND ECONOMIC RISK: The prices of the securities in which the Equity Fund invests may fluctuate, at times dramatically, for a number of reasons, including:

·         Actual earnings that do not meet generally accepted forecasts or estimates of earnings.

·         Changes in the general interest rate environment may have a negative impact on the evaluation of earnings.

·         The market undervaluing the stocks in the Fund’s portfolio.

·         Developments affecting particular issuers or a particular industry or geographic sector.

·         A general decline in the stock market.

In addition, social or national political changes may alter investors’ future expectations of company earnings.

VOLATILITY RISK: The Equity Fund may exhibit more share price volatility than its benchmark index, the S&P 500® Index, a widely recognized, unmanaged index of 500 stock prices. The volatility is partly a function of the size of the Equity Fund and the fact that the portfolio of the Equity Fund is less diversified than the S&P 500® Index, as there are substantially less than 500 issues in the portfolio of the Equity Fund at any one time. Additionally, the  Investment Adviser may select companies whose anticipated earnings growth rate is greater than the current price-to-earnings ratio. In the event of an earnings shortfall, these companies' share price performances and dividends tend to react with substantial downward risk exposure.

RISKS OF MID-SIZED COMPANIES: The Equity Fund may invest in companies with mid market capitalization.  Market capitalization refers to the total market value of the outstanding stock of a company. Mid cap companies generally have a market capitalization between $1 billion and $7 billion.  Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. Mid cap companies and the industries in which they are involved generally are still maturing and may be more sensitive to changing market conditions than larger companies in more established industries. Mid cap companies often have limited product lines, markets, financial resources and less experienced management. Mid cap companies are often traded in the over-the-counter market, and the low market liquidity of these securities may have an adverse effect on the ability of the Fund to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger cap securities or the stock market in general.  This also may impede the Fund's ability to obtain market quotations based on actual trades in order to value the Fund's securities. Mid cap securities may have returns that can vary, occasionally significantly, from the market in general. In addition, mid cap companies may not pay a dividend. Although income is not a primary goal of the Fund, dividends can cushion returns in a falling market.

GROWTH SECURITIES:  While potentially offering greater or more rapid capital appreciation potential than value securities, investments in growth securities may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks, even if earnings do increase.

VALUE SECURITIES:  Investments in value securities are subject to the risk that their intrinsic values may never be realized by the market, or that their prices may go down. While the Equity Fund’s investments in value securities may limit downside risk over time, they, as a trade-off, produce more modest gains than riskier stock investments.

FOREIGN SECURITIES: Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Equity Fund’s investments in foreign securities may be in the form of sponsored or unsponsored depositary receipts, such as American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

HEDGING RISKS:  The ability of the Equity Fund to benefit from options and futures contracts is largely dependent on the Investment Adviser’s ability to use these strategies successfully. If the Investment Adviser’s judgment about the general direction of markets is wrong, the overall performance of the Equity Fund will be poorer than if no such options or futures  had been used. In addition, the Equity Fund’s ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Equity Fund’s portfolio. Consequently, if the price of the futures contract or option moves more or less than the price of the security that is subject to the hedge, the Equity Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The Equity Fund could lose money on futures transactions or will lose money if a purchased  option expires worthless.  Losses (or gains) involving futures contracts can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Equity Fund. Use of options may also (i) result in losses to the Equity Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for purchase prices higher than, or sale prices lower than, current market values, (iii) limit the amount of appreciation the Equity Fund can realize on its investments, (iv) increase the cost of holding a security and/or reduce the returns on securities, or (v) cause the Equity Fund to hold a security it might otherwise sell or sell a security it might otherwise hold. The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (“CEA”), and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

Additional information regarding the investment policies and restrictions of the Equity Fund is available in The Integrity Funds’ Statement of Additional Information (“SAI”) which is available upon request from The Integrity Funds.

Is This Fund Right For You?

The Equity Fund may be appropriate for you if you:

  Are pursuing a long-term investment goal;
  Are seeking a core equity component for your portfolio;
  Are willing to accept fluctuations in the value of your portfolio;
  Are seeking long-term growth through both capital appreciation and dividends.

The Equity Fund may not be appropriate for you if you:

  Are pursuing a short-term goal;
  Need regular income;
  Are unwilling to accept fluctuations in the value of your portfolio.

How the Fund Has Performed

The following bar chart and table provide some indication of the risk of investing in the Equity Fund by showing performance changes year to year and how average annual returns over one, five, and ten-years compare with those of a broader measure of market performance.

The bar chart shows the Fund's annual returns on a before-tax basis. If taxes were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.  How the portfolio has performed in the past is not an indication of its future performance.

The results prior to May 23, 2003, the date the Investment Adviser commenced management of the Equity Fund’s portfolio, were achieved while the Fund was managed by another investment adviser that used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.

How the Fund Has Performed

Per Share Total Return per Calendar Year

[insert bar chart]

1994:	0.37%
1995:	25.90%
1996:	21.59%
1997:	16.38%
1998:	17.53%
1999:	33.70%
2000:	5.12%
2001:	-29.49%
2002:	-26.13%
2003	23.68%

For the periods shown, the highest and lowest quarterly returns were 25.97% and –22.52% for the quarters ending 12-31-98 and 3-31-01, respectively.

Average Annual Total Return (for the period ended December 31, 2003)

	ONE YEAR	FIVE YEAR	10 YEAR	SINCE INCEPTION[1]

Return before taxes	23.68%	(1.97)%	6.61%	6.61%

Return after taxes on
distributions	23.52%	(3.13)%	5.98%	6.06%

Return after taxes on
distributions and sale
of Fund shares	15.29%	(2.15)%	5.54%	5.60%

S&P 500® Index[2]	28.67%	(0.57)%	11.06%	11.24%
Lipper Mlt-Cap Core[3]	31.31%	1.37%	9.73%	10.58%

1  The Fund’s inception date is September 7, 1992.

2  S&P 500® Index is a widely recognized, unmanaged index of 500 stock prices chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value.  Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from September 4, 1992.

3  The Lipper Managed Fund Indices track the total return of the largest open-end equity and fixed income mutual funds within specific Lipper categories. The categories are based on Lipper’s exclusive fund classification system. Lipper, a Reuters company with 30 years of funds analysis experience, is a global leader in supplying mutual fund information, analytical tools and commentary to the financial community. Returns shown reflect no deduction for sales load or taxes. Index return is shown from September 7, 1992.

What Are The Fund’s Expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.

Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions	None
Redemption Fee	None
Exchange Fee	None

FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	1.00%
Distribution and/or Service Fees (12b-1 Fees)	0.00%
Other Expenses	0.93%
Total Fund Operating Expenses	1.93%
Contractual Fee Waivers and
Expense Reimbursements	-0.43%(1)
Net Annual Fund Operating Expenses	1.50%

_____________________________

 1 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Equity Fund do not exceed 1.50% for fiscal year 2004.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the Equity Fund would be:

YEAR	EQUITY FUND
1	$196
3	$606
5	$1,042
10	$2,254

Integrity Income Fund

Fund Summary

Investment Objective

The Integrity Income Fund (the “Income Fund”) seeks a high level of current income while providing investors with a degree of safety of principal.

Principal Strategies: How the Fund Pursues its Objective.

Generally, the Income Fund invests substantially all of its total assets in bonds. The Investment Adviser invests in debt obligations issued or guaranteed by the United States Government, as well as debt securities of U.S. corporations and other issuers receiving an "investment grade" rating from Moody's or S&P or, if unrated, of equivalent quality as determined by the Investment Adviser based upon such considerations as the issuer's financial strength, including its historic and current financial condition, its historic and projected earnings, and its present and anticipated cash flow; the issuer's debt maturity schedules and current and future borrowing requirements; and the issuer's continuing ability to meet its future obligations.  It is expected that the dollar-weighted average credit quality will be A.

In general, in investing the assets of the Income Fund, the Investment Adviser will consider the governmental program under which the security was issued as well as the ratings. The Income Fund will invest in debt securities of the United States corporations rated at least "Baa" by Moody's or "BBB" by S&P at the time of purchase. Debt securities carrying a rating of "Baa" from Moody's or "BBB" from S&P have speculative characteristics. However, if the rating of a debt security owned by the Income Fund is reduced below Baa/BBB, the Fund will not necessarily dispose of the security.  Debt obligations issued or guaranteed by the U.S. Government provide greater safety of principal but also generally provide lower current income than debt obligations of corporations. They include issues of the U.S. Treasury such as bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government that are established under the authority of an act of Congress.  The Income Fund may also invest in other fixed-income securities, such as preferred stock or investment companies that invest in fixed income securities as well as (buy and write) put and call options, futures contracts and options on futures contracts for hedging purposes.  The Income Fund may also use options on municipal securities and temporary investments, as well as index options. The Income Fund may write (sell) covered call options and secured put options on up to 25% of its net assets. The Income Fund will not purchase put and call options if more than 5% of its net assets are invested in the premiums of such options.

The only non-interest paying securities generally held in the Income Fund are obligations evidencing ownership of future interest and principal payments on U.S. Treasury bonds. Various forms of obligations exist to evidence future interest or principal payments on Treasury securities. Typically, such obligations take the form of custodial receipts issued pursuant to a custody agreement, which evidence ownership of future interest and principal payments on Treasury securities deposited with the custodian. The interest and principal payments on the underlying Treasury securities are direct obligations of the United States.

Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the “full faith and credit” of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

The Investment Adviser may invest in fixed-income securities with maturities in excess of one year and up to 30 years. The average maturity of securities in the Income Fund will be based upon the Investment Adviser's expectations of the future course of interest rates and then-prevailing price and yield levels in the fixed-income market. It is expected that the dollar-weighted average maturity of the Income Fund will not exceed ten years. This limitation on the average maturity of the Income Fund is expected to provide a more stable net asset value than would be the case with a longer-term fund. As of December 31, 2003, the Income Fund's dollar-weighted average credit quality was AA, and its dollar-weighted average maturity was 3.4 years.

The Income Fund may engage in various investment strategies designed to hedge against interest rate changes or other market conditions and/or to manage the portfolio's duration using financial instruments whose prices, in the opinion of the Investment Adviser, correlate with the values of securities the Fund owns or expects to purchase. The instruments used to implement these strategies include financial futures contracts (such as future contracts in U.S. Treasury securities and interest-related indices) and options on financial futures.

The Income Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  Under these circumstances, the Income Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.  Although the Income Fund would do this only in seeking to avoid losses, the Income Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks: What are the Risks of Investing in the Fund?

An investment in the Income Fund is subject to investment risks, and you can lose money on your Investment. There is no guarantee that the Income Fund will achieve its investment objective.  More specifically, the Income Fund may be affected by, among others, the following types of risks:

INTEREST RATE RISK: In general, the value of bonds and other debt securities falls when interest rates rise.  Long-term obligations are usually more sensitive to interest rate changes than shorter-term obligations.  While bonds and other debt securities normally fluctuate less in price than common stocks, extended periods of increases in interest rates may cause significant declines in bond prices. Generally, the longer the average maturity of the bonds held by the Income Fund, the more the prices of the bonds and the Income Fund’s share price will fluctuate in response to interest rate changes. Interest rates currently are at historically low levels; when interest rates go up, the value of the Income Fund portfolio may go down.

CREDIT RISK: The issuers of the bonds and other debt securities held by the Income Fund may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial conditions that would lower the credit quality of their securities, leading to a decline in the price of those securities, causing the value of the Income Fund’s securities, and share price, to decline. A change in the quality rating of a bond can affect the bond’s liquidity and make it more difficult for the Income Fund to sell.

HEDGING RISKS: Successful use of futures and options with respect thereto by the Income Fund  is subject to the Investment Adviser’s ability to correctly forecast movements in the direction of the relevant market and to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract.  If the Investment Adviser’s judgment about the general direction of interest rates or markets is wrong, the overall performance of the Income Fund will be poorer than if no such futures or options had been used. In addition, the Income Fund’s ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Income Fund’s portfolio. Consequently, if the price of the futures contract or option moves more or less than the price of the security that is subject to the hedge, the Income Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The risk of imperfect correlation is greater where the securities underlying the futures contracts are taxable securities (rather than municipal securities), are issued by companies in different market sectors or have different maturities, ratings or geographic mixes than the security being hedged. In addition, the correlation may be affected by additions to or deletions from the index, which serves as the basis for a futures contract.

The Income Fund could lose money on futures transactions or will lose money if a purchased option expires worthless. Losses (or gains) involving futures contracts can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Income Fund. Use of options may also (i) result in losses to the Income Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for purchase prices higher than, or sale prices lower than, current market values, (iii) limit the amount of appreciation the Income Fund can realize on its investments, (iv) increase the cost of holding a security and/or reduce the returns on securities, or (v) cause the Income Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.  The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

Additional information regarding the investment policies and restrictions of the Income Fund is available in The Integrity Funds’ SAI, which is available upon request from The Integrity Funds.

Is This Fund Right For You

The Income Fund may be appropriate for you if you:

  Are looking for a fixed income component to complete your portfolio;
  Want to earn income on investments generally considered more stable than stocks;
  Are pursuing long-term investment goals.

The Income Fund may not be appropriate for you if you:

  Are pursuing a short-term investment goal;
  Are seeking a more aggressive investment style;
  Are unwilling to accept fluctuations in the value of your portfolio.

How the Fund Has Performed

The chart and table below provide some indication of the risk of investing in the Income Fund by showing performance changes year to year and how average annual returns over one, five, and ten-years compare with those of a broader measure of market performance.

The bar chart shows the Fund's annual returns on a before-tax basis. If taxes were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

The results prior to May 23, 2003, the date the Investment Adviser commenced management of the Income Fund’s portfolio, were achieved while the Fund was managed by another investment adviser that used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.

How the Fund Has Performed

Per share Total Return per Calendar Year

[insert bar chart]

1994:	-4.48%
1995	22.38%
1996	2.37%
1997	7.89%
1998	9.05%
1999	–1.71%
2000	9.82%
2001	8.74%
2002	6.45%
2003	3.00%

For the periods shown, the highest and lowest quarterly returns were 7.73% and –2.71% for the quarters ending 03-31-95 and 3-31-94, respectively.

Average Annual Total Return (for the period ended December 31, 2003)

	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION[1]

Return before taxes	3.00%	5.17%	6.27%	5.83%

Return after taxes on
distributions	1.69%	3.16%	5.07%	4.77%

Return after taxes on
distributions and sale
of Fund shares	1.94%	3.14%	4.70%	4.42%

Lehman Brothers Intermediate
Government/Corporate Index[2]	4.30%	6.65%	6.62%	6.68%

1  The Fund’s inception date is September 7, 1992.

2 The Lehman Brothers Intermediate Government/Corporate Index is a diversified, unmanaged index of corporate and U.S. government bonds.  Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from September 7, 1992.

What Are The Fund’s Expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.

Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions	None
Redemption Fee	None
Exchange Fee	None

FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	1.00%
Distribution and/or Service Fees (12b-1 Fees)	0.00%
Other Expenses	5.33%
Total Fund Operating Expenses	6.33%
Contractual Fee Waivers and Expense Reimbursements	-4.83%(1)
Net Annual Fund Operating Expenses	1.50%

 _____________________________

1The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Income Fund do not exceed 1.50% for fiscal year 2004.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the Income Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the Income Fund would be:

YEAR	INCOME FUND
1	$629
3	$1,861
5	$3,061
10	$5,925

MANAGEMENT OF THE FUND

Investment Adviser

Subject to the direction of The Integrity Funds’ Board of Trustees, Integrity Money Management, Inc. (the “Investment Adviser,” formerly known as ND Money Management, Inc.), has been retained by each Fund under a Management and Investment Advisory Agreement (each an “Agreement”) to act as each Fund’s investment adviser, subject to the authority of the Board of Trustees.  The Investment Adviser is a wholly-owned subsidiary of Integrity Mutual Funds, Inc., a venture capital corporation organized under the laws of North Dakota on September 22, 1987.  The address of the Investment Adviser is 1 Main Street North, Minot, North Dakota 58703.

The Investment Adviser and it’s affiliates have been advising mutual funds since 1989 and currently have assets under management of approximately $400 million. The Investment Adviser is responsible for selecting and ongoing monitoring of the securities in each Fund’s portfolio, performing certain evaluations of the Funds’ portfolio securities, managing the Funds’ business affairs and providing certain administrative services, office space, equipment and clerical services for managing the Funds’ investments and effecting their portfolio transactions. The Investment Adviser also pays the salaries and fees of all officers and Trustees of the Funds who are affiliated persons of the Investment Adviser.

The Investment Adviser will supply investment research and portfolio management, including the selection of securities for each Fund to purchase, hold or sell, and the selection of brokers through whom a Fund’s portfolio transactions are executed.  The Investment Adviser also administers the business affairs of each Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as trustees and officers of a Fund if duly elected to such positions.

The Funds pay to the Investment Adviser a management fee computed daily and paid monthly at the annual rate of 1.00% of the value of the average daily net assets of the Equity Fund and Income Fund.  The Funds pay other expenses related to their daily operations, such as custodian fees, Trustees' fees, administrative fees, fund accounting fees, transfer agency fees, and legal and auditing costs, which are subject to reimbursement at the discretion of the Investment Adviser. The Investment Adviser pays any sub-advisory fees from its management fee, and not from the assets of the applicable Funds. More information about the Investment Advisory Agreement and other expenses paid by the Funds is included in the SAI, which also contains information about brokerage policies and practices.

Investment Sub-Adviser

Ancora Advisers, LLC (“Ancora”), is the investment sub-adviser for the Equity and Income Funds. Ancora is located at One Chagrin Highlands, 2000 Auburn Drive, Suite 430, Beachwood, Ohio 44122 and is organized and exists under the laws of the State of Nevada and is registered pursuant to the Investment Advisers Act of 1940.

Prior to serving as a sub-adviser for the Equity and Income Funds, Ancora only served high net worth individuals, pension and profit sharing plans and charitable organizations.  Ancora is majority owned and controlled by Richard A. Barone, its President. The Investment Adviser has chosen to engage Ancora’s services as Sub-Adviser to the Funds because of Mr. Barone’s prior expertise in advising other funds with investment objectives similar to those of the Equity and Income Funds.  Subject to the oversight and approval of the Investment Adviser, Mr. Barone, as portfolio manager, has certain responsibility for the day-to-day management of the Fund’s portfolio. In addition, Ancora is responsible for maintaining certain transaction and compliance related records of the Equity and Income Funds. Mr. Barone was formerly portfolio manager for Fifth Third Funds (3 funds) (2001-2002), CEO of Maxus Investment Group (1973-2001) and Chairman and portfolio manager of the Maxus Funds (3 funds) (1985-2001).

Manager of Managers

The Integrity Funds intend to apply to the SEC for an order permitting the Funds to be managed under a “manager of managers” structure. If this order is granted, the Investment Adviser will, subject to the supervision and approval of the Trust’s Board of Trustees, be permitted to hire, terminate or replace investment sub-advisers for each of the Funds without shareholder approval. However, if the Funds hire a new sub-adviser, they will provide written information concerning the new sub-adviser to shareholders of the Fund concerned. The purpose of the “manager of managers” structure is to give the Investment Adviser maximum flexibility with respect to the management of the Funds, and to permit the Investment Adviser and the Integrity Funds’ Board of Trustees to quickly react to poor investment performance by an investment sub-adviser or other service issues at less cost to shareholders. There is no guarantee that the Trust will obtain this order from the SEC.

The SAI has more detailed information about The Integrity Funds’ service providers.

YOUR FUND ACCOUNT

THE FUNDS' SHARE PRICE

Determination of Net Asset Value

Each Fund calculates it net asset value (“NAV”) as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for trading. If portfolio investments of a Fund are traded in markets on days when the NYSE is not open, a Fund’s NAV may fluctuate on days when investors cannot purchase or redeem shares.

Each Fund’s NAV is generally based upon the market value of securities held in the Fund’s portfolio by adding the value of that Fund's investments plus cash and other assets, deducting liabilities and then dividing the results by the number of its shares outstanding. If market prices are not readily available, the fair value of securities is determined using procedures approved by the Board of Trustees. In addition, if between the time trading ends on a particular security and the close of trading on the NYSE, events occur that materially affect the value of the security, the Funds may value the security at its fair value as determined in good faith by the Investment Adviser under procedures approved by the Board of Trustees. In such a case, the Fund’s NAV will be subject to the judgment of the Investment Adviser rather than being determined by the market.

To the extent that a Fund’s assets are traded in other markets on days when the Fund is not open for business, the value of the Fund’s assets may be affected on those days.  In addition, trading in some of the Fund’s assets may not occur on days when the Fund is open for business.

Class N Shares

You can buy Class N shares at the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the Fund.

HOW TO BUY SHARES

Fund shares may be purchased on any business day, which is any day the NYSE is open for business.  Each Fund will process purchase and redemption orders that it receives in proper form prior to the close of regular trading on a day in which the NYSE is open at the NAV determined on that day. It will process purchase and redemption orders that it receives in proper form after the close of regular trading on the next day that the NYSE is open for regular trading.  If you place your order by contacting the Fund directly, your order must be received by the Fund prior to close of trading of the NYSE for you to receive that day’s NAV.

You may buy shares through investment dealers who have sales agreements with the Distributor or directly from the Distributor. If you do not have a dealer, call (800) 276-1262 and the Distributor can refer you to one. If you place your order through a dealer prior to the close of trading of the NYSE and the Fund receives such order prior to the close of business of the Fund (normally 6:00pm Eastern Time), you will receive that days NAV. Dealers are obligated to transmit orders promptly.  If payment is not received by that time, the order will be canceled and the dealer could be held liable for resulting fees or losses.  See “The Funds’ Share Price” for a discussion of how shares are priced.

A Fund may reject or cancel any purchase orders, including exchanges, for any reason.  A Fund may reject any purchase orders, including exchanges, from market timers or investors that, in the Investment Adviser’s opinion, may be disruptive to the Fund. For these purposes, the Investment Adviser may consider an investor's trading history in the Fund or other Integrity Funds, and accounts under common ownership or control.

Purchase requests should be addressed to the authorized dealer or agent from which you received this Prospectus. Such dealers or agents may place a telephone order with the Distributor for the purchase of shares. It is the broker’s or dealer’s responsibility to promptly forward payment and the purchase application to the Funds’ transfer agent for the investor to receive the next determined NAV.  Checks should be made payable to the applicable Fund. The Funds’ transfer agent will charge a $15.00 fee against a shareholder’s account for any payment returned for any reason. The shareholder will also be responsible for any losses suffered by the Fund as a result.

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account:  When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you.  You may also be asked to provide documents that may help us to establish your identity, such as your driver’s license.

For investors other than individuals:  When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number.  You may also be asked to provide documents, such as driver’s licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares.  The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer.  Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and this statement of additional information.  Your dealer will provide you with specific information about any processing or service fees you will be charged.

Minimum Investments and Share Price

You may open an account with $1,000 ($100 for the Monthomatic Investment Plan, as explained below) and make additional investments at any time with as little as $50. The Funds may change these minimum initial investments at any time.

Special Services

To help make your investing with us easy and efficient, we offer you the following services.

Systematic Investing – The Monthomatic Investment Plan

Once you have established a Fund account, systematic investing allows you to make regular investments through automatic deductions from your bank account (simply complete the appropriate section of the account application form) or call Integrity Fund Services, Inc., at (800) 601-5593 for appropriate forms.

With the Monthomatic Investment Plan, you can make regular investments of $50 or more per month by authorizing us to draw either checks or debits on your bank account. Such accounts must have check or draft writing privileges. You can stop the withdrawals at any time by sending a written notice to Integrity Fund Services, the Funds’ transfer agent, at P.O. Box 759, Minot, ND 58702. The termination will become effective within 7 days after the transfer agent has received the request. The Funds may terminate or modify this privilege at any time and may immediately terminate a shareholder’s monthomatic plan if any item is unpaid by the shareholder’s financial institution. There is no charge for this plan.

Reinstatement Privilege

If you redeem Fund shares, you may reinstate all or part of your redemption proceeds without incurring any additional sales charges. You may only reinvest in the same share class you redeemed. An investor exercising this privilege a year or more after redemption must complete a new account application and provide proof that the investor was a shareholder of the applicable Fund. The Funds may modify or terminate this privilege at any time. You should consult your tax adviser about the tax consequences of exercising your reinstatement privilege. The Fund must be notified that an investment is a reinstatement.

HOW TO SELL SHARES

You may sell (redeem) your shares on any day the NYSE is open. You will receive the NAV next determined after the Funds have received your properly completed redemption request as described below.

You can sell your shares at any time by sending a written request to the appropriate Fund, c/o Integrity Fund Services, P.O. Box 759, Minot, ND 58702 or by placing an order to sell through your financial adviser. Such dealers or agents may place a fax, telephone or mail in order to the Distributor for the sale of shares. It is the broker’s or dealer’s responsibility to promptly forward the redemption requests to the Funds’ transfer agent for shares being redeemed to receive the next determined NAV.

To properly complete your redemption request, your request must include the following information:

  The Fund’s name;
  Your name and account number;
  The dollar or share amount you wish to redeem;
  The signature of each owner exactly as it appears on the account;
  The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);
  The address where you want your redemption proceeds sent (if other than the address of record);
  Any certificates you have for the shares (signed certificate or a duly endorsed stock power); and
  Any required signature guarantees.

We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared, which may take up to 15 days from the date of purchase. Guaranteed signatures are required if you are redeeming more than $100,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address. Signature guarantees must be obtained from a commercial bank, trust company, savings and loan association or brokerage firm. A notary public cannot provide a signature guarantee.

You should note that the Funds reserve the right to liquidate your account upon 60 days’ written notice if the value of your account falls below $1,000 for any reason other than a fluctuation in the market value of the Fund shares.  The Funds also reserve the right to redeem in-kind (that is to pay redemption proceeds in cash and portfolio securities, or wholly in portfolio securities). Because you would receive portfolio securities in an in-kind redemption, you would still be subject to market risk and may incur transaction costs in selling the securities.

A Fund may also suspend the right of redemption under the following unusual circumstances:

  For any period during which the NYSE is closed, other than for customary weekend and holiday closings;
  When trading in the markets that the Fund normally utilizes is restricted or when an emergency, as defined by the rules and regulations of the SEC, exists making disposal of that Fund's investments or determination of its NAV not reasonably practicable; or
  For any other periods as the SEC by order may permit.

In case of any such suspension, you may either withdraw your request for redemption or receive payment based on the NAV per share next determined after the termination of the suspension.

Systematic Withdrawal

If the value of your Fund account is at least $5,000, you may request to have $50 or more withdrawn automatically from your account, subject to any applicable redemption fee. You may elect to receive payments monthly, quarterly, semiannually or annually. If payments exceed reinvested dividends and distributions, an investor’s shares will be reduced and eventually depleted.  You must complete the appropriate section of the account application to participate in the Fund’s systematic withdrawal plan. A shareholder who participates in the Monthomatic Investment Plan is ineligible to participate in this plan. You may terminate participation in the program at any time.  The Funds may terminate or modify this program at any time.

Reinvestment Options

The Funds automatically reinvest your dividends in additional Fund shares at net asset value unless you request otherwise.

You may request to have your dividends and capital gains paid to you in the following ways:

  income dividends and capital gain dividends reinvested in additional Fund shares;
  income dividends in cash and capital gain dividends reinvested in additional Fund shares;
  income and capital gain dividends in cash; or
  ACH to DDA or saving account with same names as account registration.

You may change your selected method of distribution, provided such change will be effective only for distributions paid three days after the Funds’ transfer agent receives the request. The Funds will send a check to investors selecting to receive dividends in cash. You may have your distribution check paid to a third party or sent to an address other than your address of record (although a signature guarantee will be required). For further information, contact Integrity Fund Services at (800) 601-5593.

Buying or Selling Shares Close to a Record Date

Buying Fund shares shortly before the record date for a taxable dividend is commonly known as “buying the dividend.” The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

Exchanging Shares

You may only exchange shares within the same class into other funds underwritten by the Distributor.  Before requesting an exchange, review the prospectus of the fund you wish to acquire.  Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies.  Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received.

You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging.  If you exchange into shares that are subject to a CDSC, a holding period will begin for purposes of calculating the CDSC on the date you made your initial purchase.  You will not pay a CDSC or other sales charges when exchanging between funds of the same share class with identical sales charge schedules.

For tax purposes, an exchange is a sale of shares, which may result in a taxable gain or loss followed by a purchase of shares of the fund into which you exchange. Special rules may apply to determine the amount of gain or loss on an exchange occurring within 90 days after purchase of the exchanged shares.

The terms of an employee-sponsored retirement plan may affect a shareholder’s right to exchange shares as described above. Contact your plan sponsor or administrator to determine if all of the exchange option discussed above is available under your plan.

Exchanges are made upon receipt of a properly completed exchange request form. The exchange privilege may be changed or discontinued at any time upon 60 days’ notice to shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAX INFORMATION ON YOUR SHARES

Dividends and Distributions

The Income Fund declare net investment income as dividends daily and payable monthly.  The Equity Fund distributes substantially all of its net investment income and substantially all of its capital gain annually prior to the close of the fiscal year in which the gains are earned.

Taxes

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. Each Fund intends to qualify and elect to be treated each year as a "Regulated Investment Company" for federal income tax purposes. A Regulated Investment Company is not subject to regular income tax on any income or capital gains distributed to its shareholders if it, among other things, distributes at least 90% of its investment company taxable income to them within applicable time periods.

Each Fund intends on making distributions to shareholders that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets).  For federal income tax purposes, dividends and distributions are taxable to you whether paid in cash or reinvested in additional Fund shares. You may also be liable for tax on any gain realized upon the redemption of shares of a Fund.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock.  These rate reductions do not apply to corporate taxpayers.  The following are guidelines for how certain distributions by the funds are generally taxed to individual taxpayers:

  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.
  Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.
  A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.
  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income, and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.
  Distributions of long-term gains from sales by the funds before May 6, 2003, will be taxed at the maximum rate of 20%.

An exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the initial Fund’s shares and any gain on the transaction may be subject to federal income tax.

Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax advisor to assess the federal, state and local tax consequences of investing in the Funds. This discussion is not intended to address the tax consequences of an investment by a non-resident alien.

The Investment Adviser will purchase and sell securities with primary concern being the investment performance of the portfolios rather than tax considerations of the shareholders.

Backup Withholding

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make requiredcertifications, or if you have been notified by the InternalRevenue Service that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The following are the financial highlights tables of the Canandaigua Funds (now The Integrity Funds).  These tables are intended to help you understand each Fund's financial performance for the period of each Fund's investment operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information through December 31, 2002, has been audited by Eldredge, Fox & Porretti, LLP, the former independent auditors to the Canandaigua Funds, whose report, along with the Funds' financial statements, are included in the Canandaigua Funds’ annual report to shareholders, which is available upon request.  The information from January 1, 2003, through December 31, 2003, has been audited by Brady, Martz & Assoc. P.C., independent auditors to the Integrity Funds, whose report, along with the Funds' financial statements, are included in The Integrity Funds’ annual report to shareholders, which is available upon request.

Integrity Equity Fund

	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002	For The Year Ended December 31, 2001	For The Year Ended December 31, 2000	For The Year Ended December 31, 1999
NET ASSET VALUE, BEGINNING OF PERIOD	$13.99	$18.99	$27.01	$26.71	$22.80

Income from Investment Operations:
Net investment income (loss)	$.02	$.03	$(.06)	$(.20)	$(.20)
Net realized and unrealized gain (loss) on investment transactions	3.29	(5.00)	(7.91)	1.59	7.85
Total Income (Loss) From Investment Operations	$3.31	$(4.97)	$(7.97)	$1.39	$7.65

Less Distributions:
Dividends from net investment income	$(.02)	$(.03)	$.00	$.00	$.00
Distributions from net realized gains	.00	.00	(.05)	(1.09)	(3.74)
Total Distributions	$(.02)	$(.03)	$(.05)	$(1.09)	$(3.74)

NET ASSET VALUE, END OF PERIOD	$17.28	$13.99	$18.99	$27.01	$26.71

Total Return	23.68%	(26.13%)	(29.49%)	5.12%	33.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$12,807	$13,611	$26,848	$40,208	$35,237
Ratio of net expenses (after expense assumption) to average net assets	1.44%(A)	1.35%	1.35%	1.32%	1.37%
Ratio of net investment income to average net assets	0.13%	0.18%	(0.27%)	(0.67%)	(0.77%)
Portfolio turnover rate	54.81%	46.99%	122.91%	144.68%	224.59%

(A) During the period since 12/31/02 indicated above, Integrity Mutual Funds, Inc.,/Canandaigua Bank assumed/waived expenses of $63,884.  In prior years starting with December 31, 2002, Canandaigua Bank assumed/waived certain administrative expenses of the Fund, other than primarily custodial and audit fees, resulting in per share savings to the Fund of $.04, $.01, $.02, and $.02, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.93%, 1.62%, 1.42%, 1.38%, and 1.45%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Income Fund

	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002	For The Year Ended December 31, 2001	For The Year Ended December 31, 2000	For The Year Ended December 31, 1999
NET ASSET VALUE, BEGINNING OF PERIOD	$14.26	$14.06	$13.67	$13.16	$14.14

Income from Investment Operations:
Net investment income	$.51	$.68	$.76	$.76	$.74
Net realized and unrealized gain (loss) on investment transactions	(.10)	.20	.41	.49	(.98)
Total Income (Loss) From Investment Operations	$.41	$.88	$1.17	$1.25	$(.24)

Less Distributions:
Dividends from net investment income	$(.51)	$(.68)	$(.78)	$(.74)	$(.74)
Distributions from net realized gains	.00	.00	.00	.00	.00
Total Distributions	$(.51)	$(.68)	$(.78)	$(.74)	$(.74)

NET ASSET VALUE, END OF PERIOD	$14.16	$14.26	$14.06	$13.67	$13.16

Total Return	3.00%	6.45%	8.71%	9.82%	(1.71%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$915	$1,165	$1,055	$1,160	$1,093
Ratio of net expenses (after expense assumption) to average net assets	1.08%(A)	0.50%	0.42%	0.45%	0.38%
Ratio of net investment income to average net assets	3.64%	4.79%	5.46%	5.68%	5.41%
Portfolio turnover rate	30.03%	3.37%	15.11%	12.15%	4.67%

(A) During the periods since 12/31/02 indicated above, Integrity Mutual Funds, Inc.,/Canandaigua Bank assumed/waived expenses of $58,263.  In prior years starting with December 31, 2002, Canandaigua Bank assumed/waived certain administrative expenses of the Fund, other than primarily custodial and audit fees, resulting in per share savings to the Fund of $.80, $.56, $.65, and $.70, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 6.33%, 6.20%, 5.45%, 5.34%, and 5.51%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

ADDITIONAL INFORMATION

To learn more about the Funds you may want to read the Funds' Statement of Additional Information, or SAI, which contains additional information about the Funds. The Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of this Prospectus.

You also may learn more about the Funds' investments by reading the Funds' annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Funds during the last fiscal year. The SAI and the financial statements included in the current annual and semi-annual reports are incorporated by reference into (and are thus a part of) this Prospectus. The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling (800) 276-1262, or visit our website at www.integritymf.com.

Prospective investors and shareholders who have questions about the Funds may write to:

Integrity Fund Distributors at 1 Main Street North, Minot, ND 58703 or call (800) 276-1262.

The general public can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (please call 1-202-942-8090 for information on the operations of the Public Reference Room). Reports and other information about the Funds are also available for free on the EDGAR Database on the Securities and Exchange Commission's Internet Site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by e-mail: publicinfo@sec.gov, or by writing to:

Public Reference Section

Securities and Exchange Commission

Washington, D.C.  20549-0102

Please refer to the Funds Investment Company Act File No. 811-7322 when seeking information about the Funds from the Securities and Exchange Commission.

Integrity Equity Fund

Integrity Income Fund

___________________________

1 Main Street North • Minot, North Dakota 58703 • (701) 852-5292
P.O. Box 759 • Minot, North Dakota 58702
(800) 276-1262 • Marketing • Fax (701) 838-4902
(800) 601-5593 • Transfer Agent • Fax (701) 852-2548

INVESTMENT ADVISER
Integrity Money Management, Inc.
1 Main Street North
Minot, ND 58703

PRINCIPAL UNDERWRITER
Integrity Funds Distributor, Inc.
1 Main Street North
Minot, ND 58703

CUSTODIAN
Wells Fargo Bank, NA
Institutional Trust & Custody
MAC# N9310 060
801 Nicollet Mall, Suite 700
Minneapolis, MN 55479

TRANSFER AGENT
Integrity Fund Services, Inc.
1 Main Street North, Minot, ND 58703
P.O. Box 759, Minot, ND 58702

INDEPENDENT ACCOUNTANT
Brady, Martz & Associates, P.C.
24 West Central Avenue
Minot, ND 58701

PART B

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2004

THE INTEGRITY FUNDS

Integrity Equity Fund

Integrity Value Fund

Integrity Small Cap Growth Fund

Integrity Health Sciences Fund

Integrity Technology Fund

Integrity Income Fund

Integrity High Income Fund

Integrity Municipal Fund

1 Main Street North
Minot, North Dakota 58703
(701) 852-5292
(800) 601-5593 / Transfer Agent
(800) 276-1262 / Marketing

Class C Shares Currently Offered Only by the Integrity High Income Fund

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the Integrity Equity Fund, Integrity Value Fund, Integrity Small Cap Growth Fund, Integrity Health Sciences Fund, Integrity Technology Fund, Integrity Income Fund, Integrity High Income Fund, and the Integrity Municipal Fund (the “Funds”), dated April 30, 2004 (“Prospectus”). Each Fund is a separate investment portfolio of The Integrity Funds (“Trust”), an open-end management company organized as a Delaware statutory trust. This SAI is incorporated in its entirety into the Prospectus. The audited financial statements included in the Fund’s annual reports for their latest fiscal years are incorporated by reference into this SAI. Copies of the Prospectus may be obtained at no charge from the Funds by writing to the above address or calling (800) 276-1262.

TABLE OF CONTENTS

The Integrity Funds	3
Investment Restrictions	4
Other Investment Policies	5
Additional Information about Investments and Risks	6
Trustees and Officers	27
Investment Adviser	31
Distributor	34
Transfer Agent, Fund Accounting Agent and Administrator	35
Custodian	36
Code of Ethics	36
Proxy Voting Policy	36
Net Asset Value	37
Performance Information	38
Portfolio Transactions	42
Tax Information	43
Organization and Capitalization	48
Shareholder and Trustee Liability	49
Principal Shareholders	49
Independent Accountants	50
Financial Statements	50
Appendix A	50

THE INTEGRITY FUNDS

The Integrity Funds (“Trust”), a Delaware statutory trust, is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company (or mutual fund) consisting of eight separate series: Integrity Equity Fund (the "Equity Fund"), Integrity Value Fund (the “Value Fund”), Integrity Small Cap Growth Fund (the “Small Cap Growth Fund”) and Integrity Income Fund (the "Income Fund"), all of which are diversified funds, and Integrity Health Sciences Fund (the “Health Sciences Fund”), Integrity Technology Fund (the “Technology Fund”), Integrity High Income Fund (the "High Income Fund"), and Integrity Municipal Fund (the "Municipal Fund"), all of which are non-diversified funds. Additional funds may be created by the Board of Trustees of the Trust (“Board” or “Trustees”) from time to time.

Integrity Money Management, Inc. (“Integrity” or “Investment Adviser”), acts as investment adviser to all of the Funds.  Ancora Adviser LLC (“Ancora” or “Sub-Adviser”) serves as sub-adviser to the Equity Fund and Income Fund.  SMH Capital Advisors, Inc. (“SMH” or “Sub-Adviser”) serves as sub-adviser to the High Income Fund.

Much of the information contained in this SAI expands upon subjects discussed in the Prospectus of the Funds. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of the Funds should be made without first reading the Prospectus.

Investment Objectives of each Fund

·         The Equity Fund seeks long-term growth of asset value through capital appreciation and dividend income.

·         The Value Fund seeks above average total return through a combination of capital appreciation and dividend income.

·         The Small Cap Growth Fund seeks to provide long-term capital appreciation.

·         The Health Sciences Fund seeks to provide long-term growth of capital.

·         The Technology Fund seeks to provide long-term growth of capital.

·         The Income Fundseeks to attain a high level of current income while providing investors with a degree of safety of principal.

·         The High Income Fund seeks a high level of current income with capital appreciation as a secondary objective.

·         The Municipal Fund seeks as high a level of current income exempt from federal taxes as is consistent with preservation of capital.

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies of the Funds and cannot be changed for any Fund to which they apply unless the change is approved by the lesser of (a) 67% or more of the shares present at a meeting of shareholders if the holders of more than 50% of the outstanding voting shares of that Fund are present or represented by proxy or (b) more than 50% of the outstanding voting shares of that Fund.

As a matter of fundamental policy, neither the Equity Fund nor the Income Fund may:

(a)           Purchase securities of any issuer (except securities issued or guaranteed as to principal or interest by the United States Government, its agencies or instrumentalities) if as a result more than 8% of the value of the total assets of that Fund would be invested in the securities of such issuer or all Funds together would own more than 10% of the outstanding voting securities of such issuer (for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security);

(b)           Invest in companies for the purpose of exercising control;

(c)           Borrow money except from banks on a temporary basis for extraordinary or emergency purposes, provided that a Fund is required to maintain asset coverage of 300% for all borrowing (except with respect to cash collateral received as a result of portfolio securities lending);

(d)           Issue senior securities;

(e)           Underwrite any issue of securities;

(f)            Purchase or sell real estate or real estate mortgage loans (but this shall not prevent investments in instruments secured by real estate or interests therein or in marketable securities in real estate operations);

(g)           Make loans to other persons, except that for the Fund may make time or demand deposits with banks, may purchase bonds, debentures or similar obligations that are publicly distributed, may loan its securities in an amount not in excess of 10% of the total value of its assets and may enter into repurchase agreements as long as repurchase agreements maturing in more than seven days do not exceed 10% of the total value of its assets;

(h)           Purchase or retain securities of an issuer if the members of The Integrity Fund’s Board of Trustees, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer;

(i)            Purchase or sell physical commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Funds from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities);

(j)            Invest in interests in oil, gas or other mineral exploration or development programs;

(k)           Purchase any securities that would cause more than 25% of the value of that Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry (except that there is no limitation with respect to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities);

(l)            Invest more than 10% of the total value of that Fund’s assets in nonmarketable securities (including repurchase agreements and time deposits maturing in more than seven days but excluding master demand notes and other securities payable on demand). If through the appreciation of nonmarketable securities, or the depreciation of marketable securities, a Fund has more than 10% of its assets invested in nonmarketable securities, that Fund will reduce its holdings of nonmarketable securities to 10% or less of its total assets as soon as practicable; and

(m)          Purchase securities of foreign issuers (except for American Depositary Receipts that are traded on a U.S. securities exchange or on The Nasdaq Stock Market).

As a matter of fundamental policy, none of the Value Fund, Small Cap Growth Fund, Health Sciences Fund, Technology Fund, High Income Fund and Municipal Fund may:

(a)           borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(b)           issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(c)           concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that Health Sciences Fund will concentrate its investments in health sciences-related industries and the Technology Fund will concentrate its investments in technology-related industries;

(d)           engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(e)           purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(f)            purchase physical commodities or contracts relating to physical commodities; or

(g)           make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund's investment objective and policies may be deemed to be loans.

If a percentage restriction is adhered to at the time of investment, then except as noted in (l) above, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

The Municipal Fund’s investment objective to seek as a high of level of current income exempt from federal taxes as is consistent with preservation of capital is a fundamental policy.

OTHER INVESTMENT POLICIES

The following investment policies are not fundamental and may be changed by the Board without the approval of the shareholders of the affected Fund:

(a)           The Funds will not invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act") or which are not readily marketable, except for master demand notes, other securities payable upon demand, repurchase agreements and instruments evidencing loans of securities. Such securities may, however, become a part of a Fund's assets through a merger, exchange or recapitalization involving securities already held in a Fund and the High Income Fund may invest in Rule 144A restricted securities with registration rights;

(b)           Each Fund may not purchase securities on margin or sell securities short except in accordance with the requirements of federal law, including the 1940 Act and any rules promulgated thereunder and as permitted by the Fund’s registration statement;

(c)           Each Fund may invest in other investment companies to the extent provided by federal law including the 1940 Act and any rules promulgated thereunder and as provided for in the Fund’s registration statement; and

(d)           Each Fund may not invest in or sell puts or calls except in accordance with the requirements of federal law, including the 1940 Act and any rules promulgated thereunder and as permitted by the Fund’s registration statement.

The Funds listed below have non-fundamental investment policies obligating such a Fund to commit, under normal market conditions, at least 80% of its assets in the type of investment suggested by the Fund’s name.  For purposes of such an investment policy, “assets” includes the Fund’s assets, as well as any amounts borrowed for investment purposes. The Board has adopted a policy to provide investors with at least 60 days’ notice prior to any change in such an investment policy. Any notice required to be delivered to shareholders of such Funds for the purpose of announcing an intended change in the non-fundamental policy listed below will be provided in plain English in a separate written document. Each such notice will contain, in boldface type and placed prominently in the document, the following statement: “Important Notice Regarding Change in Investment Policy.” This statement will also appear on the envelope in which such notice is delivered.

·         Small Cap Growth Fund, under normal market conditions, will invest at least 80% of its assets (plus the amount of any borrowings for investment purposes) in equity securities of small domestic and foreign issuers.

·         Technology Fund, under normal market conditions, will invest at least 80% of its assets (plus the amount of any borrowings for investment purposes) in common stocks of companies that the Fund’s Investment Adviser, believes either have, or will develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements.

·         Health Sciences Fund, under normal market conditions, will invest at least 80% of its assets (plus the amount of any borrowings for investment purposes) in equity and debt securities of U.S. and foreign health sciences companies.

·         High Income Fund, under normal circumstances, will invest at least 80% of its assets will in high-yield securities rated BBB or lower by Moody's Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”).

ADDITIONAL INFORMATION ABOUT INVESTMENTS AND RISKS

Unless restricted by the fundamental policies of any Fund, the following policies supplement the investment objective and policies of the Funds as set forth in the Prospectus.

Common Stocks. The Funds may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. The Funds may also invest in warrants and rights related to common stocks.

Convertible Securities. The Funds may invest in convertible securities, including debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are generally subordinate to the claims of other creditors, and senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holder’s claims on assets and earnings are subordinate to the claims of all creditors and are senior to the claims of common stockholders. As a result of their ranking in a company’s capitalization, convertible securities that are rated by nationally recognized statistical rating organizations are generally rated below other obligations of the company and many convertible securities are not rated.

Preferred Stock. The Funds may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Warrants. The Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

United States Government Obligations. The Funds may invest in obligations issued or guaranteed by the United States Government, or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the “full faith and credit” of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. The Funds may invest in short-term Obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or in another currency. See “Foreign Investment Risk.”

Bank Obligations. Each Fund may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances invested in will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Commercial Paper. Commercial paper consists of unsecured promissory notes, including Master Notes, issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Master Notes, however, are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed.

Master Notes are governed by agreements between the issuer and the Investment Adviser or a Sub-Adviser acting as agent, for no additional fee, in its capacity as Investment Adviser or a Sub-Adviser to a Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the Investment Adviser or a Sub-Adviser or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Investment Adviser or a Sub-Adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Investment Adviser or a Sub-Adviser.  Master Notes typically are not rated by credit rating agencies.

The Funds may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (an “NRSRO”). The Funds may also invest in commercial paper that is not rated but is determined by the Investment Adviser, under guidelines established by the Trust’s Board of Trustees, to be of comparable quality.

Other Fixed Income Securities. Other fixed income securities in which the Funds may invest include nonconvertible preferred stocks and nonconvertible corporate debt securities.

The Funds may invest in short-term investments (including repurchase agreements “collateralized fully,” as provided in Rule 2a-7 under the 1940 Act; interest-bearing or discounted commercial paper, including dollar denominated commercial paper of foreign issuers; and any other taxable and tax-exempt money market instruments, including variable rate demand notes, that are “Eligible Securities” as defined in Rule 2a-7 under the 1940 Act).

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The Investment Adviser or a Sub-Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

Variable and Floating Rate Notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies. For Health Sciences Fund and Technology Fund, these notes must satisfy the same quality standards as commercial paper investments. Small Cap Growth Fund has no minimum rating requirements. Unrated variable and floating rate notes purchased by Value Fund will be determined by the Investment Adviser under guidelines approved by the Trust’s Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the Investment Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, a Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

Foreign Investments. The Funds may invest in certain obligations or securities of foreign issuers. Certain of these investments may be in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), other similar depositary receipts, Yankee Obligations, and U.S. dollar-denominated securities issued by foreign branches of U.S. and foreign banks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source or other taxes, and the adoption of other foreign governmental restrictions.

Additional risks include less publicly available information, less government supervision and regulation of foreign securities exchanges, brokers and issuers, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and that therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Certain of these investments may subject the Funds to currency fluctuation risks.

Depositary Receipts.A Fund’s investments may include securities of foreign issuers in the form of sponsored or unsponsored ADRs, GDRs and EDRs. ADRs are depositary receipts typically issued by a United State bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.

Emerging Markets.Each Fund may invest in securities of issuers located in “emerging markets” (less developed countries located outside of the U.S.). Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. For example, many investments in emerging markets experienced significant declines in value due to political and currency volatility in emerging markets countries during the latter part of 1997 and the first half of 1998. Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Investments in Small and Unseasoned Companies.  Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management.  In addition, they often face competition from larger or more established firms that have greater resources.  Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements.  To dispose of these securities, a Fund may need to sell them over an extended period or below the original purchase price.  Investments by a Fund in these small or unseasoned companies may be regarded as speculative.

Brady Bonds. The Funds may invest in “Brady Bonds,” which are issued by certain Latin American countries in connection with restructurings of their debt. The Brady Bonds are issued in exchange for cash and certain of the country’s outstanding commercial bank loans. Brady Bonds do not have a long payment history and, due to the loan default record for Latin American public and private entities, may be considered speculative investments. They may be collateralized or uncollateralized and are issued in various currencies. They are actively traded in the over-the-counter secondary market for debt of Latin American issuers.

When-Issued and Delayed Delivery Securities.The Funds may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to a Fund until settlement. The Funds will maintain with the custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, a Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. It is the current policy of the Funds not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of a Fund’s total assets, less liabilities other than the obligations created by these commitments.

Lower Rated or Unrated Securities. Securities rated Baa by Moody’s or BBB by S&P or lower, or deemed of comparable quality by the Investment Adviser or a Sub-Adviser, may have speculative characteristics. Securities rated below investment grade, i.e., below Baa or BBB, or deemed of comparable quality by the Investment Adviser or a Sub-Adviser, have higher yields but also involve greater risks than higher rated securities. Under guidelines used by rating agencies, securities rated below investment grade, or deemed of comparable quality, have large uncertainties or major risk exposures in the event of adverse conditions, which features outweigh any quality and protective characteristics. Securities with the lowest ratings are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of such securities held by a Fund with a commensurate effect on the value of its shares.

The secondary market for lower rated securities is not as liquid as that for higher rated securities. This market is concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and investment companies. In addition, the trading market for lower rated securities is generally lower than that for higher-rated securities, and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on a Fund’s ability to dispose of these securities and may limit its ability to obtain accurate market quotations for purposes of determining the value of its assets. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value its portfolio, requiring them to rely more on judgment. Less liquid secondary markets may also affect a Fund’s ability to sell securities at their fair value. In addition, the Equity and Income Funds each may invest up to 10% of its net assets, and each other Fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities, which may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a Fund’s assets invested in illiquid securities may increase.

In the case of corporate debt securities, while the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. Price volatility in these securities will be reflected in a Fund’s share value. In addition, such securities generally present a higher degree of credit risk. Issuers of these securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

A description of the quality ratings of certain NSRSOs is contained in Appendix A.

Zero Coupon Securities.The Funds may invest in “zero coupon” U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. Each Fund anticipates that it will not normally hold zero coupon securities to maturity. Redemption of shares of the Fund that require it to sell zero coupon securities prior to maturity may result in capital gains or losses that may be substantial. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends the Fund must pay each year and, in order to generate cash necessary to pay such dividends, the Fund may liquidate portfolio securities at a time when it would not otherwise have done so.

Hedging.Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Funds are permitted to enter into these transactions solely: (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased,  (b) to close out or offset existing positions, or (c) for the Integrity Income Fund, Integrity High Income Fund and Integrity Municipal Fund, to manage the portfolio’s duration.

Hedging activity in a Fund may include buying or selling (writing) put or call options on stocks, shares of exchange traded funds (“ETFs”) or stock indexes,  entering into stock index futures contracts or buying or selling options on stock index futures contracts or financial futures contracts, such as futures contracts on U.S. Treasury securities and intereste related indices, and options on financial futures.  The Fund will buy or sell options on stock index futures traded on a national exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges or through private transactions directly with a broker-dealer. The Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. A Fund may hedge against fluctuations in currency exchange rates, in connection with its investments in foreign securities, by purchasing foreign forward currency exchange contracts. All hedging transactions must be appropriate for reduction of risk and they cannot be for speculation.

The Funds may engage in  transactions  in futures contracts and options on futures contracts.  The Funds may purchase and sell futures contracts and options thereon only to the extent that such activities are consistent with the requirements of General Regulations Section 4.5 (“Rule 4.5”) promulgated under the Commodity Exchange Act, as amended (the “CEA”), by the Commodity Futures Trading Commission (the “CFTC”), under which each of these Funds is excluded  from the definition of a “commodity  pool  operator.”  Under Rule 4.5, as amended effective August 8, 2003, a Fund may engage in futures transactions without limitation, if the Fund (1) makes the following disclosures in writing to each participant, whether existing or prospective; (2) submits to such special calls as the CFTC may make to require the Fund to demonstrate compliance with Rule 4.5(c); and (3) files a notice of eligibility under Rule 4.5 with the National Futures Association (“NFA”).  The required disclosure that each Fund is making in the applicable Prospectuses of the Fund, dated on or after the date of this SAI, is as follows:

The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

On or prior to the date of this SAI, each of the Funds has filed under Rule 4.5 with the NFA the requisite notice of eligibility, or a supplemental notice of eligibility to its previously filed notice of eligibility to complete or accurately update such notice.

Forward Foreign Currency Exchange Contracts.A Fund may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities. A forward contract may be used by a Fund only to hedge against possible variations in exchange rates of currencies in countries in which it may invest. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Futures Contracts.Each Fund may invest in futures contracts and options thereon (stock index futures contracts, interest rate futures contracts or currency futures contracts or options thereon) to hedge or manage risks associated with the Fund’s securities investments.  When a futures contract is executed, each party deposits with a futures commission merchant (“FCM”) or broker, or in a segregated custodial account, a specified percentage of the contract amount, called the initial margin, and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the FCM or broker or segregated custodial account. In the case of options on futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer’s position in the futures contract and related margin account.  If the option is exercised on the last trading day, cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index, interest rate or currency price, as applicable, on the expiration date is delivered.

As required by the 1940 Act, a Fund may purchase or sell futures contracts or options thereon only if the Fund’s liability for the futures position is “covered” by an offsetting position in a futures contract or option thereon, or by the Fund’s segregating liquid assets equal to the Fund’s liability on the futures contract or option thereon, which are adjusted daily to equal the current market value of Fund’s liability on the futures contract or option thereon.  To enter into a futures contract, an amount of cash, U.S. Government securities, or other liquid securities or assets, equal to the market value of the futures contract, is segregated with the Fund’s Custodian and/or in a margin account with a FCM or broker, and this amount of cash or cash equivalents is adjusted daily to the current market value of the futures contract to collateralize the position and thereby ensure that the use of such futures is unleveraged.  Alternatively, a Fund may cover such positions by purchasing offsetting positions, or by using a combination of offsetting positions and cash or other liquid securities or assets.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close positions in futures or options thereon also could have an adverse impact on a Fund’s ability to hedge or manage risks effectively.

Successful use of futures by a Fund is also subject to the Investment Adviser’s or a Sub-Adviser’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Investment Adviser or a Sub-Adviser may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The purchase and sale of futures contracts or related options will not be a primary investment technique of the Funds. A Fund will purchase or sell futures contracts (or related options thereon) in accordance with the CFTC regulations described above.

Interest Rate Futures.A Fund may purchase an interest rate futures contract as a hedge against changes in interest rates. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Thus, if a Fund holds long-term debt obligations and the Investment Adviser or a Sub-Adviser anticipates a rise in long-term interest rates, the Fund could, instead of selling its debt obligations, enter into an interest rate futures contract for the sale of similar long-term securities. If interest rates rise, the value of the futures contract would also rise, helping to offset the price decline of the obligations held by the Fund. A Fund might also purchase futures contracts as a proxy for underlying securities that it cannot currently buy.

For Integrity Income Fund, Integrity High Income Fund and Integrity Municipal Fund, each Fund may use futures and options on futures for duration management.

Stock Index Futures.A Fund may purchase and sell stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities that are held in its portfolio or that it intends to purchase or when such purchase or sale is economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

A Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. This provides an alternative to liquidation of securities positions. Conversely, during a market advance or when the investment adviser anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing stock index futures, or options on these futures. This affords a hedge against a Fund not participating in a market advance when it is not fully invested and serves as a temporary substitute for the purchase of individual securities, which may later be purchased in a more advantageous manner.

A Fund’s successful use of stock index futures contracts depends upon the Investment Adviser’s or a Sub-Adviser’s ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of a Fund’s portfolio diverges from the composition of the relevant index. In addition, if a Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, there may be a loss on the futures contracts. In addition, the ability of a Fund to close out a futures position or an option on futures depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract or option on a futures contract at any particular time. The risk of loss to a Fund is theoretically unlimited when the Fund sells an uncovered futures contract because there is an obligation to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security.

Foreign Currency Futures Transactions. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contract are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of their financial futures transactions, the Funds may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Funds may be able to achieve many of the same objectives as through investing in forward foreign currency exchange.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

A Fund may write only foreign currency options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value.  A call option is “covered” if the Fund either owns the underlying currency or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that currency.  A Fund may write put options on a fully covered basis on a currency the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. In addition, a Fund will not permit the option to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described in “Options on Securities” below.

A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect a Fund against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund’s gain would be offset in part by the premium paid for the option. Similarly, if a Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund would acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

Options on Securities.A Fund may purchase put options only on equity securities (including securities of exchange traded funds (“ETFs”)) held in its portfolio and write call options and put options on stocks only if they are covered, as described below, and such call options must remain covered so long as the Fund is obligated as a writer. Option transactions can be executed either on a national exchange or through a private transaction with a broker-dealer (an “over-the-counter” transaction). Each Fund may write (sell) “covered” call options and purchase options in a spread to hedge (cover) written options, and to close out options previously written by it.

A call option gives the holder (buyer) the “right to purchase” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer (seller) of a call option continues,  the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the obligation to deliver the underlying security upon exercise of a call option subject to the Options Clearing Corporation (“OCC”), a writer is required to deposit in escrow the underlying security or other assets in accordance with the OCC rules.

The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance a Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of the Investment Adviser or a Sub-Adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the particular Fund.

A Fund may write only call options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value.  A call option is “covered” if the Fund either owns the underlying security or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that security, In addition, a Fund will not permit the call to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described below. If a Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid to a Fund by the purchaser of the option is the “premium”. A Fund’s obligation as the writer of a call option to deliver the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. A Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund’s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do unless the Fund arranges to have its Custodian segregate sufficient cash or liquid assets as described above), but capable of enhancing a Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when the Fund may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security, cash or other liquid assets covering the call will be maintained either in a segregated status by the Fund’s Custodian or on deposit in escrow in accordance with the OCC rules.

The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Investment Adviser or a Sub-Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund’s statement of assets and liabilities. This liability will be adjusted daily to the option’s current market value which is the mean of the closing bid and asked prices, after closing rotation is completed (i.e., after such closing prices are computed, currently at 4:02 p.m. and 4:15 p.m., depending on the type of contract), the closing prices as of the time at which the net asset value per share of the Fund is computed (the close of the New York Stock Exchange).  The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, the Fund will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot effect such a closing transaction, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, the Fund may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to the Fund, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option.  It is possible that the cost of effecting a closing transaction may be greater than the premium received by a Fund for writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the purchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

In order to write a call option, a Fund is required to comply with the OCC rules and the rules of the various exchanges with respect to collateral requirements.

A Fund may also purchase put options so long as they are listed on an exchange. If a Fund purchases a put option, it has the option to sell the subject security at a specified price at any time during the term of the option.

Purchasing put options may be used as a portfolio investment strategy when the Investment Adviser or a Sub-Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock that the Investment Adviser or a Sub-Adviser feels has strong fundamentals, but for some reason may be weak in the near term, it may purchase a listed put on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put option’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If, during the period of the option the market price for the underlying security remains at or above the put option’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

A Fund may write put options on a fully covered basis on a stock the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. If a Fund writes a put option, the purchaser of the option has the right to sell (and the Fund has the obligation to buy) the underlying security at the exercise price throughout the term of the option. The initial amount paid to a Fund by the purchaser of the option is the “premium”. A Fund’s obligation to purchase the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. In all cases where a put option is written, that is not covered by the Fund’s having an immediate and absolute right to sell such securities, a Fund will segregate with its Custodian, or pledge to a broker as collateral any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the exercise price of the put option multiplied by the number of options contracts written times the option multiplier, which will be adjusted daily to the option’s current market value.

A Fund may purchase a call option on a stock (including securities of ETFs ) it may purchase at some point in the future. The purchase of a call option is viewed as an alternative to the purchase of the actual stock. The number of option contracts purchased multiplied by the exercise price times the option multiplier will normally not be any greater than the number of shares that would have been purchased had the underlying security been purchased. If a Fund purchases a call option, it has the right but not the obligation to purchase (and the seller has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid by a Fund to the seller of the call option is known as the “premium”. If during the period of the option the market price of the underlying security remains at or below the exercise price, a Fund will be able to purchase the security at the lower market price. The profit or loss a Fund may realize on the eventual sale of a security purchased by means of the exercise of a call option will be reduced by the premium paid for the call option.   If, during the period of the call option, the market price for the underlying security is at or below the call option’s strike price, the call option will expire worthless, representing a loss of the price a Fund paid for the call option, plus transaction costs.

Stock Index Options. Except as described below, a Fund will write call options on stock indexes only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts or the Fund arranges with its Custodian to segregate cash or other liquid assets equal in value to the exercise liability of the call option adjusted daily to the option’s current market value. When a Fund writes a call option on a broadly-based stock market index, it will segregate with its custodian, and/or pledge to a broker as collateral for the option, any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

If at the close of business on any business day the market value of such qualified securities so segregated  or pledged falls below 100% of the current stock index value times the multiplier times the number of contracts, a Fund will so segregate and/or pledge an amount in cash or other liquid assets or securities equal in value to the difference. However, if a Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash, short-term U.S. Government securities, or other liquid securities (including common stocks) in a segregated account with the Fund’s Custodian, it will not be subject to the requirements described in this section.

Risks of Transactions in Stock Options. Purchase and sales of options involves the risk that there will be no market in which to effect a closing transaction. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series or if the transaction was an over-the-counter transaction, through the original broker-dealer. Although the Fund will generally buy and sell options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. If the Fund, as a covered call or put option writer, is unable to effect an offsetting closing transaction in a secondary market, and does not arrange with its Custodian to segregate cash or other liquid assets equal in value to the Fund’s exercise liability of the option adjusted daily to the option’s current market value, it will, for a call option it has written, not be able to sell the underlying security until the call option expires  and, for a put option it has written, not be able to avoid purchasing the underlying security until the put option expires.

Risks of Options on Stock Indexes.A Fund’s purchase and sale of options on stock indexes will be subject to risks described above under “Risks of Transactions in Stock Options”. In addition, the distinctive characteristics of options on stock indexes create certain risks that are not present with stock options.

Since the value of a stock index option depends upon the movements in the level of the stock index, rather than the price of a particular stock, whether a Fund will realize a gain or loss on the purchase or sale of an option on a stock index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indexes is subject to the Investment Adviser’s or a Sub-Adviser’s ability to correctly predict movements in the direction of the stock market generally or of a particular industry or market segment. This requires skills and techniques different from predicting changes in the price of individual stocks.

Stock index prices may be distorted if trading of certain stocks included in the stock index is interrupted. Trading in the stock index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the stock index. If this occurred, a Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, might not be able to exercise an option that it was holding, which could result in substantial losses to the Fund. It is the policy of each Fund to purchase or write options only on stock indexes that include a number of stocks sufficient to minimize the likelihood of a trading halt in the stock index, for example, the S&P 100 or S&P 500 index option.

Trading in stock index options commenced in April 1983 with the S&P 100 option (formerly called the CBOE 100). Since that time, a number of additional stock index option contracts have been introduced, including options on industry stock indexes. Although the markets for certain stock index option contracts have developed rapidly, the markets for other stock index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all stock index option contracts. Fund will not purchase or sell stock index option contracts unless and until, in the Investment Adviser’s or a Sub-Adviser’s opinion, the market for such options has developed sufficiently that the risk in connection with these transactions is no greater than the risk in connection with options on stock.

REIT Securities.The Funds may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values, and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies which lend to such companies, and companies that service the real estate industry.

Direct investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Structured Securities.The Funds may purchase any type of publicly traded or privately negotiated fixed income security, including mortgage-backed securities; structured notes, bonds or debentures; and assignments of and participations in loans.

Mortgage-Backed Securities.The Funds may invest in mortgage-backed securities, such as those issued by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) or certain foreign issuers. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of a Fund’s shares. These securities generally are “pass-through” instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed-rate 30-year mortgages in a stable interest rate environment, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life, although it may vary depending on numerous factors. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting a Fund’s yield.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Asset-Backed Securities.The Funds may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

Asset-backed securities present certain risks that are not presented by other securities in which the Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

Structured Notes, Bonds and Debentures. The Funds may invest in structured notes, bonds and debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the “Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

Assignments and Participations. The Funds may invest in assignments of and participations in loans issued by banks and other financial institutions.

When the Fund purchases assignments from lending financial institutions, the Fund will acquire direct rights against the borrower on the loan. However, since assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Participations in loans will typically result in a Fund having a contractual relationship with the lending financial institution, not the borrower. The Fund would have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender of the payments from the borrower. In connection with purchasing a participation, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased a participation. As a result, a Fund purchasing a participation will assume the credit risk of both the borrower and the lender selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

A Fund may have difficulty disposing of assignments and participations because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on a Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid market for assignments and participations also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

A Fund may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a foreign government (a “Borrower”) and one or more financial institutions (“Lenders”). The majority of a Fund’s investments in Loans are expected to be in the form of participations in Loans (“Participations”) and assignments of portions of Loans from third parties (“Assignments”). Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the Borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. A Fund will acquire Participations only if the Lender interpositioned between the Fund and the Borrower is determined by CSAM to be creditworthy.

When a Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

There are risks involved in investing in Participations and Assignments. The Fund may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund’s ability to dispose of particular Participations or Assignments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

Restricted and Illiquid Securities.A Fund may acquire, in privately negotiated transactions, securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933 (“Securities Act”). Restricted securities are subject to restrictions on resale under federal securities law. Because of these restrictions, a Fund may not be able to readily resell these securities at a price equal to what it might obtain for similar securities with a more liquid market. A Fund’s valuation of these securities will reflect relevant liquidity considerations.  Under criteria established by the Funds’ Trustees, certain restricted securities sold pursuant to Rule 144A under the Securities Act may be determined to be liquid. To the extent that restricted securities are not determined to be liquid, each Fund will limit its purchase, together with other illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice, to no more than 15% of its net assets.  The Equity and Income Fund each will limit its investments in non-marketable securities to no more than 10% of its assets.

Restricted securities in which a Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Investment Adviser believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Funds are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Investment Adviser or a Sub-Adviser, as liquid and not subject to the investment limitations applicable to illiquid securities.

Securities of Other Investment Companies.The Funds may invest in securities issued by other investment companies. Each Fund intends to limit its investments in accordance with applicable law. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by a Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same investment adviser. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their Shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

Repurchase Agreements. Securities held by a Fund may be subject to repurchase agreements. These transactions permit a Fund to earn income for periods as short as overnight. The Small Cap Growth Fund, Health Sciences Fund, Technology Fund and Value Fund each may enter into repurchase agreements typically for periods of about 30 days. The Fund could receive less than the repurchase price on any sale of such securities.  Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers and other financial institutions that the Investment Adviser or a Sub-Adviser deems creditworthy under guidelines approved by the Trust’s Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Trust believes that, under the regular procedures normally in effect for custody of the Funds’ securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. This may also be viewed as the borrowing of money by the Fund. The Funds will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. No Fund may enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will segregate assets consisting of cash or liquid securities in an amount at least equal to its repurchase obligations under its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund’s obligation to repurchase the securities.

Loans of Portfolio Securities. Each Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid debt securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day’s notice (as used herein, “Business Day” shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Funds may pay reasonable finders’ and custodial fees, including fees to a Sub-Adviser or its affiliate, in connection with loans. In addition, the Funds will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Funds will not lend their securities to any director, officer, employee, or affiliate of the Investment Adviser, a Sub-Adviser, the Administrator or the Distributor, unless permitted by applicable law. Loans of portfolio securities involve risks, such as delays or an inability to regain the securities or collateral adjustments in the event the borrower defaults or enters into bankruptcy.

Short Sales Against The Box.The Funds may engage in short sales against the box. In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. The Funds may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” It may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If the Fund engages in a short sale, the collateral for the short position will be segregated in an account with the Fund’s custodian or qualified sub-custodian. No more than 10% of the Fund’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

Short Sales (excluding Short Sales “Against the Box”). The Funds may from time to time sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The current market value of the securities sold short (excluding short sales “against the box”) will not exceed 10% of a Fund’s assets.

To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.  The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

A Fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, the Fund will place in a segregated account with its custodian or a qualified subcustodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

Municipal Securities.  Municipal securities are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.  Other public purposes for which municipal securities may be issued include refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.  In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal.  Such obligations, which may include lease arrangements, are included within the term “municipal securities” if the interest paid thereon qualifies as exempt from federal income tax.  Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds.  General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds that are municipal securities are in most cases revenue bonds and do not generally involve the pledge of the credit of the issuer of such bonds.  There are, of course, variations in the degree of risk of municipal securities, both within a particular classification and between classifications, depending upon numerous factors.

The yields on municipal securities are dependent upon a variety of factors, including general money market conditions, general conditions of the municipal securities market, size of particular offering, maturity of the obligation and rating of the issue.  The ratings of Moody's and S&P represent their opinions as to the quality of the municipal securities which they undertake to rate.  It should be emphasized, however, that ratings are general and are not absolute standards of quality.  Consequently, municipal securities with the same maturity, coupon and rating may have different yields, while municipal securities of the same maturity and coupon with different ratings may have the same yield.

A Fund may invest in "private activity" bonds.  A Fund may also purchase participation interests in municipal securities (such as industrial development bonds) from financial institutions, including banks, insurance companies and broker-dealers.  A participation interest gives a Fund an undivided interest in the municipal securities in the proportion that the Fund's participation interest bears to the total principal amount of the municipal securities.  These instruments may be variable or fixed rate.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states.  In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

Short-Term Investments.  For liquidity purposes or pending the investment in securities in furtherance of its investment objective, a Fund may invest up to 10% of its net assets in U.S. Government securities, repurchase agreements and high quality short-term debt and money market instruments.

Additional Information About the Funds

There can be no assurance that a Fund will grow to an economically viable size, in which case Fund management may determine to liquidate the Fund at a time that may not be opportune for shareholders.

Additional Information About the Health Sciences Fund

The Health Sciences Fund’s investment objective is long-term growth of capital. The Health Sciences Fund is a non-diversified management investment company. The Health Sciences Fund, under normal market conditions, will invest at least 80% of its assets (plus the amount of any borrowings for investment purposes) in equity and debt securities of U.S. and foreign health sciences companies. Equity securities are common stocks, preferred stocks, warrants and securities convertible into or exchangeable for common stocks. Health sciences companies are enterprises that commit at least 50% of their assets to, or derive at least 50% of their revenues or operating profits from, research, development, production or distribution of products or services related to health care, medicine or the life sciences.  Health sciences companies also may include a company that, in the judgment of the Investment Adviser, has the potential for capital appreciation primarily as a result of particular products, technology, patents or other market advantages in health care, medicine or life sciences (a “health sciences business”), that holds itself out to the public as being primarily engaged in a health sciences business, and a substantial percentage of the company’s expenses are related to a health sciences business and these expenses exceed revenues from non-health sciences businesses.

Because the Health Sciences Fund will focus its investments in securities of companies that are principally engaged in the health sciences, the value of its shares will be especially affected by factors relating to the health sciences, resulting in greater volatility in share price than may be the case with funds that invest in a wider range of industries.

Companies engaged in biotechnology, drugs and medical devices are affected by, among other things, limited patent duration, intense competition, obsolescence brought about by rapid technological change and regulatory requirements. In addition, many health sciences companies are smaller and less seasoned, suffer from inexperienced management, offer limited product lines (or may not yet offer products), and may have persistent losses or erratic revenue patterns. Securities of these smaller companies may have more limited marketability and, thus, may be more volatile. Because small companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Health Sciences Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. There is also typically less publicly available information concerning smaller companies than for larger, more established ones.

Other health sciences companies, including pharmaceutical companies, companies undertaking research and development, and operators of health care facilities and their suppliers are subject to government regulation, product or service approval and, with respect to medical devices, the receipt of necessary reimbursement codes, which could have a significant effect on the price and availability of such products and services, and may adversely affect the revenues of these companies. These companies are also susceptible to product liability claims and competition from manufacturers and distributors of generic products. Companies engaged in the ownership or management of health care facilities receive a substantial portion of their revenues from federal and state governments through Medicare and Medicaid payments. These sources of revenue are subject to extensive regulation and government appropriations to fund these expenditures are under intense scrutiny. Numerous federal and state legislative initiatives are being considered that seek to control health care costs and, consequently, could affect the profitability and stock prices of companies engaged in the health sciences.

Health sciences companies are generally subject to greater governmental regulation than other industries at both the state and federal levels. Changes in governmental policies may have a material effect on the demand for or costs of certain products and services. A health sciences company must receive government approval before introducing new drugs and medical devices or procedures. This process may delay the introduction of these products and services to the marketplace, resulting in increased development costs, delayed cost-recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability. Expansion of facilities by health care providers is subject to “determinations of need” by the appropriate government authorities. This process not only increases the time and cost involved in these expansions, but also makes expansion plans uncertain, limiting the revenue and profitability growth potential of health care facilities operators, and negatively affecting the price of their securities.

Certain health sciences companies depend on the exclusive rights or patents for the products they develop and distribute. Patents have a limited duration and, upon expiration, other companies may market substantially similar “generic” products which have cost less to develop and may cause the original developer of the product to lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer.

Because the products and services of health sciences companies affect the health and well being of many individuals, these companies are especially susceptible to product liability lawsuits. The share price of a health sciences company can drop dramatically not only as a reaction to an adverse judicial ruling, but also from the adverse publicity accompanying threatened litigation.

Additional Information About the Technology Fund

                The Technology Fund’s investment objective is to provide long-term growth of capital.  The Technology Fund, under normal market conditions, will invest at least 80% of its assets in common stocks of companies that benefit significantly from technological innovations, advances and improvements.

                    Because the Fund concentrates in technology stocks, it is subject to sector risk and its share price will likely be subject to more volatility than the overall stock market.  The risks of investing only in technology-related stocks may be greater than investing in other market sectors or in a more diversified portfolio because of competitive pressures among technology companies that result in aggressive pricing of their products or services, and varying investor enthusiasm for technology and technology-related stocks.

Additionally, the prices of technology stocks will likely fluctuate more than non-technology stocks because technology companies are affected by scientific and technological developments and advancements and, for biotechnology companies in particular, may be subject to government regulation, including approval of their products.  Technology companies may also be subject to greater business risks and, accordingly, may be more sensitive to changes in economic conditions.  Many technology companies are currently operating at a loss and may never be profitable.  In addition, the share price of technology stocks may be more sensitive to companies’ disappointing quarterly or annual earnings results, such as lower sales or profits than originally projected.

TRUSTEES AND OFFICERS

The Board of Trustees manages the business and affairs of the Trust and appoints or elects officers responsible for the day-to-day operations of the Trust and the execution of policies established by Board resolution or directive. In the absence of such provisions, the respective officers have the powers and discharge the duties customarily held and performed by like officers of corporations similar in organization and business purposes.

The Trustees who are not “interested persons” (for regulatory purposes) of the Trust or the Investment Adviser, any Sub-Adviser or the Distributor (the “Independent Trustees”) are charged with, among other functions, recommending to the full Board approval of the distribution, transfer agency and accounting services agreements and the investment advisory agreements. When considering approval of the existing advisory agreements, the Independent Trustees evaluate the nature and quality of the services provided by the Adviser, the performance of the Funds, the Adviser’s costs and the profitability of the agreements to the Adviser, ancillary benefits to the Adviser or its affiliates in connection with its relationship to the Funds and the amount of fees charged in comparison to those of other investment companies.

The Audit Committee consists of the three Independent Trustees of the Funds. The primary function of the Audit Committee is to assist the full Board in fulfilling its oversight responsibilities to the shareholders and the investment community relating to fund accounting, reporting practices and the quality and integrity of the financial reports. To satisfy these responsibilities, the Audit Committee reviews with the independent auditors, the audit plan and results and recommendations following independent audits, reviews the performance of the independent auditors and recommends engagement or discharge of the auditors to the full Board, reviews the independence of the independent auditors, reviews the adequacy of the Funds’ internal controls and prepares and submits Committee meeting minutes and supporting documentation to the full Board. During the Funds’ fiscal year ending December 31, 2003, the Audit Committee held six meetings.

The term of office for each Trustee is for the duration of the Trust or until removal, resignation or retirement.

Information pertaining to the Trustees and officers of The Integrity Funds, including their principal occupations for the last five years, is set forth below.

Disinterested Trustees

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 NW 27th Minot, ND 58703 82	Trustee	Since Sept. 2003	Retired; Attorney; Director, ND Tax-Free Fund, Inc. (since December 1994), Montana Tax-Free Fund, Inc. (since December 1994), South Dakota Tax-Free Fund, Inc. (since December 1994), Integrity Fund of Funds, Inc. (since August 1994), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since September 2003); and Director, First Western Bank & Trust (until May 2002).	18	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 68	Trustee	Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc. (since April 1995), Montana Tax-Free Fund, Inc. (since April 1995), South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc. (since April 1995), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	18	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 56	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director, ND Tax-Free Fund, Inc. (since January 1999), Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. (since January 1999), Integrity Fund of Funds, Inc. (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, Integrity Managed Portfolios (since January 1999) and The Integrity Funds (since May 2003).	18	None

Interested Trustee and Officers

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Peter A. Quist 1 Main Street North Minot, ND 58703 70	Vice President and Secretary	Since May 2003

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc. (formerly known as ND Money Management, Inc.), ND Capital, Inc., Integrity Fund Services, Inc., (formerly known as ND Resources, Inc.), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc. (formerly known as Ranson Capital Corporation) (since January 1996); Vice President and Secretary, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).

				4	None
**Robert E. Walstad 1 Main Street North Minot, ND 58703 59	Trustee, Chairman, and President	Since May 2003

Director (since September 1987), President (September 1987 to October 2001) (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc., Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Chairman, President and Treasurer, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003); Director, President (until August 2003), CEO, and Treasurer, Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (since September 2002), Capital Financial Services, Inc.

				18	None

*The Fund Complex consists of the four funds in the Integrity family of funds listed above, six series of Integrity Managed Portfolios, and the eight series in The Integrity Funds.

** Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds’ investment adviser and principal underwriter.

Share Ownership in the Funds

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee and the aggregate dollar range of equity securities in all registered investment companies overseen by the Trustee in the Integrity family of investment companies is show below for the calendar year ended December 31, 2003:

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity in Securities in All Registered Investment Companies Overseen by Trustee in the Fund Complex
Disinterested Trustees:
Lynn Aas Orlin W. Backes R. James Maxson	None None None	$10,001-$50,000 $10,001-$50,000 $10,001-$50,000
Interested Trustees:
Robert E. Walstad	$10,001-$50,000	$10,001-$50,000

Compensation of the Board of Trustees.

Beginning in 2004, Lynn Aas, Orlin W. Backes and R. James Maxson, who are not “interested persons” as that term is defined in the 1940 Act of the Funds will be paid an annual fee of $12,000 for serving on the boards of the Funds in the complex. The Chairman of the Trust’s Audit Committee receives an additional annual fee of $2,000. In addition to the eight Funds, these three Trustees are also directors or trustees of ten open-end investment companies advised by Integrity Money Management, Inc. The annual fee paid to the Trustees or directors are allocated among the Funds in the complex as follows:  each Fund pays a minimum $500 and the remainder of the fee is allocated among the Funds on the basis of their relative net asset values.  Messrs. Quist and Walstad, who are the only “interested persons” of the Funds, receive no compensation from the Funds.

The following table sets forth compensation paid by each Fund to each of the Trustees of the Funds and total compensation paid to each Trustee for the fiscal year ended December 31, 2003.  The Funds have no retirement or pension plans.

Compensation Table
Name of Person, Position(s)	Aggregate* Compensation from the Equity Fund	Aggregate* Compensation from the Income Fund	Aggregate* Compensation from the Value Fund	Aggregate* Compensation from the Small Cap Growth Fund
Lynn W. Aas Trustee	$274.86	$38.29	$197.39	$314.80
Orlin W. Backes Trustee	$274.86	$38.29	$197.39	$314.80
R. James Maxson Trustee	$274.86	$38.29	$197.39	$314.80
Donald Greenhouse Trustee	$349.03	$48.62	$250.66	$399.77

Robert E. Walstad Trustee, President, and Treasurer	-0-	-0-	-0-	-0-
		___________	__________	___________
Totals	$1,173.61	$163.49	$842.83	$1,344.17

Compensation Table
Name of Person, Position(s)	Aggregate* Compensation from the Health Sciences Fund	Aggregate* Compensation from the Technology Fund	Total** Compensation from Funds and Fund Complex Paid to Directors
Lynn W. Aas Trustee	$217.52	$217.12	$12,000.00
Orlin W. Backes Trustee	$217.52	$217.12	$12,000.00
R. James Maxson Trustee	$217.52	$217.12	$12,000.00
Donald Greenhouse Trustee	$276.21	$275.71	$1,600.00

Robert E. Walstad Trustee, President, and Treasurer	-0-	-0-	-0-
	___________	__________	___________
Totals	$928.77	$927.07	$37,600.00
____________________

*              Based on compensation paid to the Trustees for the one-year period ended December 31, 2003, for services to the respective Fund.

**           Based on the compensation paid to the Trustees for the one-year period ended December 31, 2003, for services to the Funds and ten other open-end funds advised by Integrity Money Management, Inc., which includes the four funds of Integrity Mutual Funds family and the six series of Integrity Managed Portfolios.

INVESTMENT ADVISER

Integrity Money Management, Inc. (“Integrity Money Management”) is the investment adviser of the Trust. Ranson Capital Corporation (“Ranson”), the predecessor investment adviser of the Equity Fund and Income Fund, was retained by each such Fund under a Management and Investment Advisory Agreement dated March 3, 2003, and effective May 23, 2003, and Integrity Money Management serves as an investment adviser to the other Funds pursuant to a Management and Advisory Agreement dated September 19, 2003 (each an “Investment Advisory Agreement”).  Both Integrity and Ranson are wholly owned subsidiaries of Integrity Mutual Funds, Inc., a venture capital corporation organized under the laws of North Dakota on September 22, 1987.  Integrity Mutual Funds, Inc. recently reorganized its investment advisory subsidiaries.  Pursuant to such reorganization, Integrity Money Management replaced Ranson as the investment adviser to the Equity Fund and Income Fund.  Management and investment advisory personnel of Ranson that formerly provided investment management services to the Equity and Income Fund now do so as the personnel of Integrity Money Management.  Integrity Money Management makes the day-to-day investment decisions or oversees those decisions made by Sub-Advisers for the Funds and continuously reviews, supervises and administers those Funds’ investment program through identical portfolio management teams as did Ranson.  The address of Integrity Money Management is 1 Main Street North, Minot, North Dakota 58703.  Prior to May 23, 2003, the Canandaigua National Bank & Trust Company (the “Former Adviser”) served as investment adviser to the Equity Fund and Income Fund.  Each of the Value Fund, Small Cap Growth Fund, Technology Fund and Health Sciences Fund (each, a “Predecessor Series”) is the successor to a fund that was a series of other registrant companies, The Willamette Funds, from April 1, 2001 to September 19, 2003, and The Coventry Group prior to April 1, 2001.  Willamette Asset Managers, Inc. (“Willamette”) served as investment adviser to the Predecessor Series.

Each Investment Advisory Agreement provides that the Investment Adviser will provide each Fund with investment research, advice and supervision and will furnish continuously an investment program for that Fund consistent with the investment objectives and policies of that Fund. The Investment Adviser is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory, research and statistical data and related clerical expenses.

Under the terms of each Investment Advisory Agreement, the Investment Adviser manages the investment of the assets of the applicable Fund in conformity with the investment objectives and policies of that Fund. It is the responsibility of the Investment Adviser to make investment decisions for each Fund and to provide continuous supervision of the investment portfolios of each Fund. The Investment Adviser has agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, certain clerical, accounting and bookkeeping services, and certain other services required by each Fund.

The Investment Adviser pays expenses incurred by it in connection with acting as investment adviser, other than costs (including taxes and brokerage commissions, if any) of securities purchased for the Funds and other expenses paid by the Funds as detailed in each Fund’s investment advisory agreement. Expenses incurred by the Investment Adviser in connection with acting as investment adviser include the costs of accounting, data processing, bookkeeping and internal auditing services (other than costs related to shareholder account servicing), and rendering periodic and special reports to the Board of Trustees. The Investment Adviser pays for all employees, office space and facilities required by it to provide services under the Investment Advisory Agreement, except for specific items of expense referred to below.

For its services under each Investment Advisory Agreement, the Investment Adviser is paid with respect to each Fund a monthly management fee at the annual rate of 1.00% of each Fund's average daily net assets for the Equity Fund, the Income Fund, High Income Fund, and Value Fund and 1.20% of each Fund's average daily net assets for the Small Cap Growth Fund, Technology Fund and Health Sciences Fund and 0.60% of the Fund's average daily net assets for the Municipal Fund.  During the fiscal years ended December 31, 2002, and December 31, 2001, the Equity Fund paid the Former Adviser a net total of $156,915 and $296,337, respectively, in aggregate advisory fees, which amounted to 0.94% of that Fund's average annual net assets for each period.  During the fiscal years ended December 31, 2002 and December 31, 2001, the Income Fund did not pay the Former Adviser any net advisory fee.  For the last three fiscal years, the Former Adviser voluntarily waived all adviser fees for the Income Fund.

For the fiscal years ended March 31, 2001, 2002 and 2003, Willamette Asset Manager was entitled to, and voluntarily waived, advisory fees in the following amounts for each of the Predecessor Series:

ADVISORY FEES FYE 3/31
	2001		2002		2003
	Earned	Waived	Earned	Waived	Earned	Waived
Value Fund	$142,167	$-0-	$121,430	$-0-	$104,627	$-0-
Small Cap Growth Fund	425,701	-0-	377,267	62,878	277,642	46,274
Health Sciences Fund	218,238	6,355	283,117	47,186	192,152	32,036
Technology Fund	340,117	-0-	181,374	63,109	129,688	54,037

For the fiscal year ended December 31, 2003, Integrity Money Management and the Former Advisers were entitled to, and voluntarily waived, advisory fees in the following amounts for each of the Predecessor Series:

ADVISORY FEES FYE 12/31
	2003
	Earned	Waived
Equity Fund	$129,356	$36,177
Value Fund	73,450	14,133
Small Cap Growth Fund	180,008	4,713
Health Sciences Fund	141,665	28,935
Technology Fund	109,567	44,352
Income Fund	11,149	10,470

Except for the expenses described above that have been assumed by the Investment Adviser, all expenses incurred in administration of The Integrity Funds will be charged to the Funds or to a particular Fund, as the case may be, including investment management fees; fees and expenses of the Board of Trustees; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of The Integrity Funds and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including subcustodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; and insurance premiums. The Integrity Funds is also liable for nonrecurring expenses, including litigation to which it may from time to time be a party. Expenses incurred for the operation of a particular Fund, including the expenses of communications with its shareholders, are paid by that Fund.

The Investment Advisory Agreement with each Fund continues in effect for an initial two year term and then from year to year as long as its continuation is approved at least annually by a majority of the Trustees who are not parties to the Investment Advisory Agreement or “interested persons,” for regulatory purposes, of any such party except in their capacity as Trustees of the Fund, and by the shareholders or the Board of Trustees.  Each Investment Advisory Agreement may be terminated at any time upon 60 days’ written notice by the relevant Fund or by a majority vote of the outstanding shares or 90 days’ written notice by the Investment Adviser and will terminate automatically upon assignment.

The Investment Advisory Agreements provide that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Investment Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

Sub-Investment Adviser

Ancora Advisers LLC (“Ancora”), an investment advisory firm founded on February 15, 2003, has been engaged to act as the sub-adviser to the Equity Fund and the Income Fund.  Ancora also provides investment advisory services to high net worth individuals, pension and profit sharing plans and charitable organizations.  Ancora is majority owned and controlled by Richard A. Barone, its President.  As of April 8, 2004 Mr. Barone directly owns 4.26% and indirectly owns 6.77% through Ancora Securities, Inc. of the Integrity Mutual Funds, Inc. common stock.  The Investment Adviser and Trust has chosen to engage Ancora’s services as sub-adviser to the Equity Fund and Income Fund because of Mr. Barone’s prior expertise and performance in advising other funds similar in objective to that of the Funds.  Subject to the oversight and approval of the Investment Adviser, Mr. Barone, as portfolio manager, has sole responsibility for the day-to-day management of the  portfolios of the Equity Fund and Income Fund. In addition, Ancora is responsible for maintaining the transaction and compliance related records of the Funds.   Mr. Barone was formerly portfolio manager for Fifth Third Funds (3 funds)(2001-2002), CEO of Maxus Investment Group (1973-2001) and Chairman and portfolio manager of the Maxus Funds (3 funds) (1985-2001).

For its services under the Sub-Investment Advisory Agreement, the Investment Adviser pays Ancora a fee calculated at an annual rate 0.35% of the total assets of the Equity Fund and Income Fund.  The Sub-Advisory Agreement is effective for one year and continues in effect for successive twelve-month periods, provided that it is annually approved for continuance by the Board of Trustees.

For the fiscal years ended march 31, 2001, 2002 and 2003, Ancora received the following sub-advisory fees $0, $0 and $25,873.77, respectively.

Sub-Investment Adviser

SMH Capital Advisors, Inc. (“SMH”), an investment advisory firm founded on 1997, has been engaged to act as the sub-adviser to the High Income Fund.  SMH also provides investment advisory services to high net worth individuals, pension and profit sharing plans and charitable organizations.  Sanders Morris Harris Group is the parent company of SMH.  The Investment Adviser and Trust has chosen to engage SMH’s services as sub-adviser to the High Income Fund because of SMH’s prior expertise and performance in advising other accounts similar in objective to that of the High Income Fund.  Subject to the oversight and approval of the Investment Adviser, SMH has sole responsibility for the day-to-day management of the portfolio of the High Income Fund. In addition, SMH is responsible for maintaining the transaction and compliance related records of the High Income Fund.

For its services under the Sub-Investment Advisory Agreement, the Investment Adviser will pay SMH a fee calculated as 50% of the net advisory fees paid to the Adviser.  The Sub-Advisory Agreement is effective for two years and continues in effect for successive twelve-month periods, provided that it is annually approved for continuance by the Board of Trustees.

SMH began serving as sub-adviser to the High Income Fund as of the date of this Statement of Additional Information, and thus has not earned any sub-advisory fees from the High Income Fund for past three fiscal years.

Manager of Managers

The Integrity Funds intend to apply to the SEC for an order permitting the Funds to be managed under a “manager of managers” structure. If this order is granted, the Investment Adviser will, subject to the supervision and approval of the Trust’s Board of Trustees, be permitted to hire, terminate or replace investment sub-advisers for each of the Funds without shareholder approval. However, if the Funds hire a new sub-adviser, they will provide written information concerning the new sub-adviser to shareholders of the Fund concerned. The purpose of the “manager of managers” structure is to give the Investment Adviser maximum flexibility with respect to the management of the Funds, and to permit the Investment Adviser and the Integrity Funds’ Board of Trustees to quickly react to poor investment performance by an investment sub-adviser or other service issues at less cost to shareholders. There is no guarantee that the Trust will obtain this order from the SEC.

Other Information

The Investment Advisory Agreement, between the High Income Fund and Integrity Money Management, and sub-advisory agreement, between the High Income Fund and SMH, was approved by the Board at a meeting held on February 26, 2004.  The Investment Advisory Agreement between the Municipal Fund and Integrity Money Management was approved by the Board at a meeting held on February 26, 2004. The Investment Advisory Agreements, between the Equity and Income Funds and Integrity Money Management, and sub-advisory agreements, between the Equity and Income Funds and Ancora, were approved by the Board at a meeting held on March 3, 2003.  The Investment Advisory Agreements, between the Value Fund, Small Cap Growth Fund, Technology Fund and Global Health Sciences Fund were approved by the Board at a meeting held on July 25, 2003.  The Investment Advisory Agreements of the High Income Fund and Municipal Fund were approved by the shareholders of these series on April 30, 2004. The Investment Advisory Agreements of the Equity Fund and Income Fund were approved by the shareholders of these series on May 23, 2003, and the Investment Advisory Agreements of the Value Fund, Small Cap Growth Fund, Technology Fund and Global Health Sciences Fund were approved by shareholders on August 29, 2003.

The Trustees, including a majority of Trustees who are neither party to the Advisory or Sub-Advisory Agreements nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory and Sub-Advisory Agreements.  In determining whether it was appropriate to approve the Advisory and Sub-Advisory Agreements, the Trustees requested information, provided by the Investment Adviser and each Sub-Adviser, that it believed to be reasonably necessary to reach its conclusion.  In connection with the approval of the Advisory and Sub-Advisory Agreements, the Board reviewed factors set out in judicial decisions and SEC directives relating to the approval of advisory contracts, which include but are not limited to, the following: (a) the nature and quality of the adviser’s services; (b) the performance of the fund; (c) the adviser’s cost and profitability in providing its services, including the extent to which the adviser realizes economies of scale as the fund grows larger; (d) any ancillary benefits to the adviser or its affiliates in connection with its relationship to the investment company and (e) the amount of fees charged in comparison to those of other investment companies.  In evaluating the Adviser’s services and their fees, the Trustees reviewed information concerning the performance of each Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds.  In reviewing the Investment Management Agreements with the foregoing Funds, the Trustees considered, among other things, the fees, the Funds’ past performance, the nature and quality of the services provided, the profitability of the adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser.  The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Funds.  In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided.  The Trustees did not identify any single factor discussed above as all-important or controlling.  The Board of Trustees, including a majority of the independent Trustees of the Fund, approved the Investment Advisory Agreements on behalf of the above Funds.  The Trustees also considered the Investment Adviser’s and commitment to contractually limit Fund expenses, the skills and capabilities of the Investment Adviser , and the representations from the Investment Adviser that the Equity Fund’ and Income Fund’s new portfolio manager, Richard Barone, will continue to manage the Funds in substantially the same way as they have been managed by the Former Adviser.  On the basis of the information provided for their review, the Trustees reached the following conclusions:

·         A comparison of the Equity and Income Funds’ pro forma net operating expenses under the New Advisory Agreements vis-à-vis comparable funds reflected that most of the comparable funds have similar or higher expense structures than the Funds, based upon data provided by outside consultants and fund financial reports.  The Funds’ net expense ratios of 2.00% and 1.75% respectively, for the Equity Fund and the Income Fund Class A shares and 1.50% for both of the Funds’ Class N shares were comparable to other funds of similar objective and size.

·         The increase in net operating expenses for The Income Fund Class N shares is justified by the superior advisory expertise, performance and resources of the Investment Adviser.

·         The overall nature and quality of the services provided by the Investment Adviser had historically been, and continued to be, very high.

·         The other Funds managed by the Investment Adviser have traditionally had a relatively low net ratio of expenses.  The Investment Adviser has assured through subsidization that its other Funds have had consistent performance relative to comparable and competing funds.

·         The Investment Adviser has attained certain efficiencies and significant expertise in managing equity and income funds.  These efficiencies and expertise are attributable to the Investment Adviser’s long term focus on managing investment companies and have the potential to enhance the Funds’ future performance.

Consideration was also given to the Investment Adviser’s stated plans to employ Ancora as Sub-Adviser to the Equity Fund and Income Fund, and SMH as Sub-Adviser to the High Income Fund.  The Board reviewed the background, experience and performance of Ancora and SMH.

The Trustees approved the New Advisory Agreements for the Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund on the basis of the following considerations, among others:

·         The fairness and reasonableness of the investment advisory fees payable to the Investment Adviser under the Advisory Agreements, with respect to each relevant Fund, in light of the investment advisory services expected to be provided, the anticipated costs of these services and the comparability of the proposed fee to fees paid by comparable mutual funds.

·         The Investment Adviser’s entrepreneurial commitment to the Funds by way of fee waivers and efforts to limit shareholder expenses, which could entail a substantial commitment of the Investment Adviser’s resources to the successful operation of the Funds.  In particular, the Trustees noted that the Investment Adviser has made a significant entrepreneurial commitment to the Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund by contractually agreeing to limit the total annual expenses of each Fund to 2.65% of its average daily net assets until March 31, 2006, subject to possible future recoupment.

·         The Investment Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with significant relevant portfolio management experience.

·         The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and expected performance of the Investment Adviser.

In voting unanimously to approve the Advisory Agreements, the Trustees did not identify any single factor as being of paramount importance.  The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Funds, and the potential for increased distribution and growth of the Funds.  They determined that, after considering all relevant factors, the adoption of the Advisory Agreements would be in the best interest of each Fund and its shareholders.

Sub-Advisory Agreement with Ancora

In determining whether it was appropriate to approve the Sub-Advisory Agreement with Ancora, the Trustees requested information from Ancora that they believed to be reasonably necessary to reach their conclusion and reviewed factors set out in judicial decisions and SEC directives relating to the approval of advisory contracts.  The Board reviewed the background, experience and performance of Ancora.

In voting unanimously to approve the Sub-Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance.  The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Ancora, the strategic plan involving the Equity and Income Funds, and the potential for increased distribution and growth of the Funds.

Conclusions reached by the Board of Trustees included:

  The overall nature and quality of the services provided by Ancora historically had been, and continued to be, very high;
  Ancora has attained certain efficiencies and significant expertise in managing equity and income funds;
  The sub-advisory fee paid to Ancora is fair and reasonable, in light of the investment sub-advisory services expected to be provided, the anticipated costs of these services and the comparability of the sub-advisory fee to fees paid by comparable mutual funds;
  Satisfaction with Ancora’s representations regarding its staffing and capabilities to manage the Equity and Income Funds, including the retention of personnel with significant relevant portfolio management experience; and
  Satisfaction with the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and expected performance of Ancora.

Thus, the Trustees determined that, after considering all relevant factors, the adoption of the Sub-Advisory Agreement would be in the best interest of the Equity and Income Funds and their shareholders.

Sub-Advisory Agreement with SMH

In determining whether it was appropriate to approve the Sub-Advisory Agreement with SMH, the Trustees requested information from SMH that they believed to be reasonably necessary to reach their conclusion and reviewed factors set out in judicial decisions and SEC directives relating to the approval of advisory contracts.  The Board reviewed the background, experience and performance of SMH.

In voting unanimously to approve the Sub-Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance.  The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of SMH, the strategic plan involving the High Income Fund, and the potential for increased distribution and growth of the Fund.

Conclusions reached by the Board of Trustees included:

  The overall nature and quality of the services provided by SMH historically had been, and continued to be, very high;
  SMH has significant expertise in managing high income accounts;
  The sub-advisory fee paid to SMH is fair and reasonable, in light of the investment sub-advisory services expected to be provided, the anticipated costs of these services and the comparability of the sub-advisory fee to fees paid by comparable mutual funds;
  Satisfaction with SMH’s representations regarding its staffing and capabilities to manage the High Income Fund, including the retention of personnel with significant relevant portfolio management experience; and
  Satisfaction with the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and expected performance of SMH.

Thus, the Trustees determined that, after considering all relevant factors, the adoption of the Sub-Advisory Agreement would be in the best interest of the High Income Fund and its shareholders.

DISTRIBUTOR

Shares of each Fund are offered on a continuous basis through Integrity Funds Distributor, Inc., formerly known as Ranson Capital Corporation, (the “Distributor”), a wholly-owned subsidiary of Integrity Mutual Funds, Inc., 1 Main Street North, Minot, North Dakota 58703.  Robert E. Walstad is a trustee, chairman, and president of the Trust, and Peter A. Quist is vice president and secretary of the Trust.  Mr. Quist is also director and officer of the Distributor.  Pursuant to a Distribution and Services Agreement with each Fund, the Distributor serves as principal underwriter and distributor of the Funds.  Pursuant to this agreement, the Distributor purchases shares of the Funds for resale to the public, either directly or through securities brokers, dealers, banks or other agents, and is obligated to purchase only those shares for which it has received purchase orders.  The Distributor has agreed to use its best efforts to solicit orders for the sale of the Funds’ shares.  The Distributor receives for its services the excess, if any, of the sales price of a Fund’s shares less the net asset value of those shares, and reallows a majority or all of such amounts to the dealers who sold the shares; the Distributor may act as such a dealer.  The staff of the SEC takes the position that dealers who receive 90% or more of the applicable sales charge may be deemed underwriters under the Securities Act of 1933, as amended.

12b-1 Plans

The Funds have adopted plans (the “Plans”) pursuant to Rule 12b‑1 under the 1940 Act. Rule 12b‑1 provides that any payments made by a Fund in connection with the distribution of its shares may be made only pursuant to a written plan describing all material aspects of the proposed financing of the distribution and also requires that all agreements with any person relating to the implementation of a plan must be in writing.  Each Fund has also entered into a related Distribution and Services Agreement with the Distributor. Under each Funds’ Plan related to the Class A Shares, the Equity Fund, Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund will each pay the Distributor an annual fee of up to 0.50% and the Income Fund, Municipal Fund and High Income Fund will each pay the Distributor and annual fee of up to 0.25% of the average daily net assets of the respective Fund’s Class A Shares (the “Class A 12b‑1 Fee”).  Under each Funds’ Plan related to the Class C Shares, the Equity Fund, Value Fund, Small Cap Growth Fund, Health Sciences Fund, Technology Fund, Income Fund, High Income Fund, and Municipal Fund will each pay the Distributor an annual fee of up to 1.00% of the average daily net assets of the respective Fund’s Class C Shares (the “Class C 12b‑1 Fee”) (the Class A 12b-1 Fee and Class C 12b-1 Fee are collectively referred to as the “12b-1Fee”).

The Distributor may use this 12b‑1 Fee to pay a fee on a quarterly basis to broker-dealers, including the Distributor and affiliates of the Adviser, banks and savings and loan institutions and their affiliates and associated broker-dealers that have entered into Service Agreements with the Distributor (“Service Organizations”) of annual amounts of up to 0.25% of the average net asset value of all shares of the respective Fund owned by shareholders with whom the Service Organization has a servicing relationship. To the extent any of the 12b‑1 Fee is not paid to Service Organizations as a service fee, the Distributor may use such fee for its expenses of distribution of Fund shares.  The 12b‑1 Fee to the Distributor is calculated and paid monthly and the service fee to Service Organizations is calculated quarterly and paid the month following the calculation.  In return, the Distributor will bear all expenses in connection with the distribution of shares of the Funds, such as, among other expenses: expenses of persons who provide support services in connection with the distribution of shares; costs relating to the formulation and implementation of marketing and promotional activities; and costs of printing and distributing prospectuses, reports and sales literature to prospective shareholders.

Each Funds’ Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Funds’ Board of Trustees, including a majority of the trustees who are not “interested persons” of such Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan (the “Qualified Trustees”).  Each Fund’s Plan may be terminated at any time, without penalty, by vote of a majority of the Qualified Trustees of the Fund or by vote of a majority of the outstanding shares of the Fund.  Any amendment to a Plan to increase materially the amount the Fund is authorized to pay thereunder would require approval by a majority of the outstanding shares of the respective Fund.  Other material amendments to a Funds’ Plan would be required to be approved by vote of the Board of Trustees, including a majority of the Qualified Trustees.  The Distributor may at its own discretion waive a portion of its fees from time to time, although such waiver is not required.

                    Distributor may make payments to dealers who are holders or dealers of record for accounts in one or more of the Funds.  A dealer’s marketing support services may include business planning assistance, educating dealer personnel about the Funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, and access to sales meetings, sales representatives and management representatives of the dealer.  Distributor compensates dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer.  In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to retirement plans, qualified tuition programs, or fee based advisory programs).

                    From time to time, the Distributor, at its expense, may provide additional compensation to dealers that sell or arrange for the sale of shares of a Fund.  Such compensation provided by the Distributor may include financial assistance to dealers that enable the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events.  Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.  The Distributor makes payments for events it deems appropriate, subject to applicable law.  These payments may vary depending upon the nature of the event.

The Distributor has voluntarily agreed (not as part of the Distribution Agreement) to waive a portion of the fee payable under the Plan during the early stages of a Fund’s existence.  The table below provides the fees paid by Class A shares of the Funds, under the Plan, net of waivers, for the periods indicated.

Class A 12b-1 Fees Paid for the Fiscal Years Ended
	3/31/2001	3/31/2002	3/31/2003	12/31/2003
Equity Fund	-0-	-0-	-0-	$36
Value Fund	71,083	60,715	52,313	$36,725
Small Cap Growth Fund	177,375	157,194	115,684	$83,480
Health Sciences Fund	90,932	117,965	80,063	$58,992
Technology Fund	141,715	75,572	54,036	$45,575
Income Fund	-0-	-0-	-0-	$20

The Equity Fund and Income Fund Class A inception dates are June 16, 2003, and, thus, did not pay the fees by Class A shares of the Funds, under the Plan, net of waivers in the last two fiscal years. The High Income Fund and Municipal Fund are new Funds, and, thus, did not pay the fees by Class A shares of the Funds, under the Plan, net of waivers in the last three fiscal years.

The 12b-1 fees paid by the Funds during the fiscal year ended December 31, 2003 were spent toward distribution expenses including:

	Advertising and Promotion	Compensation to Dealers (including commission and service fees)	Compensation to Sales Personnel and Payroll Taxes	Travel, Meals and Entertainment	Distribution Related Overhead of the Distributor
Equity Fund	$254	$20	$11,381	-0-	$191
Value Fund	$168	$7,232	$11,381	-0-	$476
Small Cap Growth Fund	$337	$16,606	$11,381	-0-	$954
Health Sciences Fund	$224	$11,231	$11,381	-0-	$636
Technology Fund	$168	$9,360	$11,381	-0-	$525
Income Fund	-0-	$23	$11,381	-0-	-0-

                The High Income Fund and Municipal Fund are new Funds, and, thus, did not pay 12b-1 fees in the last three fiscal years.

The Investment Adviser and the Distributor are subsidiaries of Integrity Mutual Funds, Inc.  Robert E. Walstad and Peter A. Quist, directors and president and vice president, respectively, of Integrity Mutual Funds, Inc., are also directors and officers of the Funds and the Investment Adviser.  Peter A. Quist is also director and officer of the Distributor.  See “Management of the Funds.”  Messrs. Walstad and Quist are also shareholders of Integrity Mutual Funds, Inc., and, accordingly, may indirectly benefit from the payment of 12b-1 fees by the Funds to the Distributor.

TRANSFER AGENT, FUND ACCOUNTING AGENT AND ADMINISTRATOR

Integrity Fund Services, Inc. (“IFS” or the “Transfer Agent” or “Administrator”), a wholly-owned subsidiary of Integrity Mutual Funds, Inc. (“Integrity Mutual”), a North Dakota corporation affiliated to the Investment Adviser, provides each Fund with transfer agent, accounting and administrative services.  IFS is located at 1 Main Street North, Minot, North Dakota 58703. As transfer agent, IFS performs many of the Funds’ clerical and administrative functions.  For its transfer agency services, each Fund pays IFS an asset-based fee and certain flat fees for administrative services, plus reimbursement of out-of-pocket expenses.  IFS also provides accounting services for each Fund, for which each Fund pays.

For the fiscal years ended December 31, 2001, and 2002, the Income Fund and Equity Fund paid Orbitex Fund Services, Inc. the following amounts for administrative services:

ADMINISTRATION FEES FYE 12/31
	2001		2002
	Earned
Waived
			Earned	Waived
Equity Fund	$39,376	$39,376	$29,278	$29,278
Income Fund	18,150	18,150	18,979	18,979

For the fiscal years ended March 31, 2001, 2002, and 2003, the predecessor series to the Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund paid BISYS Fund Services Ohio, Inc., the following amounts for administrative services:

ADMINISTRATION FEES FYE 3/31
	2001		2002		2003
	Earned	Waived	Earned	Waived	Earned	Waived
Value Fund	$28,433	-0-	$24,286	-0-	$20,926	-0-
Small Cap Growth Fund	70,950	-0-	62,878	-0-	46,274	-0-
Health Sciences Fund	36,373	-0-	47,186	-0-	32,026	-0-
Technology Fund	56,686	-0-	30,229	-0-	21,615	-0-

For the fiscal year ended December 31, 2003, the Funds paid the following amounts for administrative services to IFS and the prior administrative services provider:

ADMINISTRATION FEES FYE 12/31
	2003
	Earned
Waived

Equity Fund	$28,660	-0-
Value Fund	15,744	-0-
Small Cap Growth Fund	33,392	-0-
Health Sciences Fund	23,597	-0-
Technology Fund	18,230	-0-
Income Fund	12,800	300

The High Income Fund and Municipal Fund are new funds and, thus, did not pay administration fees in the last fiscal year.

CUSTODIAN

Wells Fargo Bank, NA, Institutional Trust & Custody, 801 Nicollet Mall, Suite 700, Minneapolis, MN 55479, serves as the custodian of the Funds and has custody of all securities and cash of the Funds.  The custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Funds.

CODE OF ETHICS

Integrity Money Management, Inc. (the Funds' investment adviser), Ancora, SMH and the Funds have adopted codes of ethics under Rule 17j-1(c) of the 1940 Act.  The purpose of a code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Fund.  Such codes of ethics permit personnel covered by the codes to invest in securities, subject to the restrictions of the code, and as filed as exhibits to the Trust’s registration statement.

PROXY VOTING POLICY

The Board of Trustees has delegated to the Investment Adviser, the final authority and responsibility for voting proxies with respect to each Fund’s underlying securities holdings.  The Trustees will review each Fund's proxy voting records from time to time and will annually consider revising its proxy voting policy (“Policy”). Under the Policy, the Investment Adviser may retain outside consultants for analyses of issues and to act as voting agent.  General voting guidelines are followed for routine matters of corporate governance.

The Investment Adviser generally will vote in accordance with corporate management’s recommendations on matters such as uncontested director nominees (unless such nominees have poor records), ratification of accountants, changing corporate names and similar matters, and against management’s recommendations on matters such as proposals which would reduce the rights or options of shareholders, reduce the value of shareholders’ investments, poison pills or provisions requiring supermajority approval of mergers and other matters that are designed to limit the ability of shareholders to approve merger transactions.  Other matters, such as finance, merger, acquisition and restructuring proposals, shareholder proposals and proposals to ratify or cancel golden or tin parachutes, will be evaluated on a case-by-case basis, and the Investment Adviser may vote for or against corporate management’s recommendations on such matters.  The Investment Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  The Investment Adviser will monitor situations that may result in a potential conflict of interest, in particular between a Fund’s shareholders and Investment Adviser or any of its affiliates or an affiliate of the Funds.  If any such conflict is discovered, the issue will be examined in detail by the Investment Adviser and in such circumstances, the Investment Adviser generally will refrain from voting the proxies giving rise to conflict, until the Trustees, after consultation, instruct on an appropriate course of action to vote the proxies in the best interest of the relevant Fund.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-276-1262, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

NET ASSET VALUE

For each Fund, net asset value ("NAV") per share is determined by dividing the total value of that Fund's assets, less any liabilities, by the number of shares of that Fund outstanding.

The net asset value per share of each Fund is determined by the Administrator as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Standard Time) on each day when the NYSE is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day as observed.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range.  The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Adviser or a Sub-Adviser  using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund. Shared expenses of the Trust are allocated in proportion to the total net assets of each respective Fund.

PERFORMANCE INFORMATION

The average annual total return of each Fund is determined for a particular period in accordance with SEC Rule 482 by calculating the actual dollar amount of the investment return on a $1,000 investment in the Fund made at the maximum public offering price (i.e., net asset value) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Fund during that period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

Average annual total return (before taxes) is calculated according to the following formula:

P(1+T)ⁿ = ERV

where P=a hypothetical initial payment of $1,000; T=average annual total return;

n= number of years; and ERV = ending redeemable value of the hypothetical initial payment of $1,000 made at the beginning of the period shown at the end of the period shown. The maximum sales load was deducted from the initial $1,000 investment and all dividends and distributions were assumed to have been reinvested at the appropriate net asset value per share.

Average annual total return (after taxes on distributions) is calculated according to the following formula:

P(1+T)n =ATRD

where P= hypothetical initial payment of $1,000, T= average annual total return (after taxes on distributions), n= number of years, ATRD = ending value of a hypothetical $1,000 payment made at the beginning of the period shown at the end of the period shown (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

Average annual total return (after taxes on distributions and redemptions) is calculated according to the following formula:

P(1+T)n =ATRD

where P= hypothetical initial payment of $1,000, T= average annual total return (after taxes on distributions and redemptions, n= number of years, ATRDR = ending value of a hypothetical $1,000 payment made at the beginning of the period shown at the end of the period shown (or fractional portion), after taxes on fund distributions and redemptions.

INTEGRITY EQUITY FUND CLASS N(4)

Average Annual Total Return for the period ended September 30, 2003

	Past Year	Past 5 Years	Past 10 Years	Since Inception (9/7/92)

Return before taxes	15.46%	0.83%	5.98%	5.90%

Return after taxes on
distributions(1)	15.34%	-0.34%	5.37%	5.35%

Return after taxes on
distributions and sale
of Fund shares(1)	10.03%	0.26%	5.01%	4.98%

S&P 500® Index[2]	24.38%	1.00%	10.05%	10.36%
Lipper Mlt-Cap Core[3]	24.77%	2.83%	8.82%	9.71%

(1)  The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, after-tax returns may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

(2)  S&P 500® Index is a widely recognized, unmanaged index of 500 stock prices chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value.  Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from September 4, 1992.

(3)  The Lipper Managed Fund Indices track the total return of the largest open-end equity and fixed income mutual funds within specific Lipper categories. The categories are based on Lipper’s exclusive fund classification system. Lipper, a Reuters company with 30 years of funds analysis experience, is a global leader in supplying mutual fund information, analytical tools and commentary to the financial community. Returns shown reflect no deduction for sales load or taxes. Index return is shown from September 7, 1992.

(4) The Fund was previously advised by Canandaigua National Bank & Trust Company.

INTEGRITY VALUE FUND CLASS A(4)

Average Annual Total Return for the period ended September 30, 2003

	Past Year	Past 5 Years	Since Inception (05/26/98)

Return before taxes
Return before taxes with sales charge (5.75%)	13.10%	-3.23%	-4.62%

Return after taxes on
distributions(1)	13.14%	-3.39%	-4.77%

Return after taxes on
distributions and sale
of Fund shares(1)	8.54%	-2.74%	-3.88%

Dow Jones Composite Index[2]	24.72%	3.50%	1.14%
Lipper Lg-Cp Value[3]	22.65%	2.00%	0.01%

(1) The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Dow Jones Composite Index is an unmanaged index and is generally representative of the price-weighted average performance of 65 stocks that make up the Dow Jones Industrial Average, the Dow Jones Transportation Average, and the Dow Jones Utility Average. Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from May 29, 1998.

(3) The Lipper Managed Fund Indices track the total return of the largest open-end equity and fixed income mutual funds within specific Lipper categories. The categories are based on Lipper’s exclusive fund classification system. Lipper, a Reuters company with 30 years of funds analysis experience, is a global leader in supplying mutual fund information, analytical tools and commentary to the financial community. Returns shown reflect no deduction for sales load or taxes. Index return is shown from May 26, 1998.

(4) The Fund was previously advised by Willamette Asset Managers, Inc.

INTEGRITY SMALL CAP GROWTH FUND CLASS A(4)

Average Annual Total Return for the period ended September 30, 2003

	Past Year	Since Inception (04/05/99)

Return before taxes	24.19%	7.15%
Return before taxes with sales charge (5.75%)	17.05%	5.75%

Return after taxes on
distributions(1)	17.02%	4.84%

Return after taxes on
distributions and sale
of Fund shares(1)	11.06%	4.83%

Russell 2000(R)Index[2]	36.50%	5.79%
Lipper Sm-Cap Growth[3]	36.14%	4.77%

(1) The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell 2000 Index is a widely recognized, unmanaged index of common stock prices of 2000 mid- and smaller-capitalization companies. It measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market. Returns shown reflect no deduction for fees, expenses or taxes.  Index return is shown from April 5, 1999.

(3) The Lipper Managed Fund Indices track the total return of the largest open-end equity and fixed income mutual funds within specific Lipper categories. The categories are based on Lipper’s exclusive fund classification system. Lipper, a Reuters company with 30 years of funds analysis experience, is a global leader in supplying mutual fund information, analytical tools and commentary to the financial community. Returns shown reflect no deduction for sales load or taxes. Index return is shown from April 5, 1999.

(4) The Fund was previously advised by Willamette Asset Managers, Inc.

INTEGRITY HEALTH SCIENCES FUND CLASS A(4)

Average Annual Total Return for the period ended September 30, 2003

	Past Year	Since Inception (06/19/00)

Return before taxes	20.03%	-4.72%
Return before taxes with sales charge (5.75%)	13.13%	-6.43%

Return after taxes on
distributions(1)	13.07%	-6.52%

Return after taxes on
distributions and sale
of Fund shares(1)	8.50%	-5.41%

S&P 500(R)Index[2]	24.38%	8.89%
Lipper Health/Biotech Fd3	22.22%	-2.80%

 (1) The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)The S&P 500 Index is a market-value weighted index consisting of the common stocks of 500 major corporations selected by Standard & Poors(R) for their market size, liquidity and industry group representation. Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from June 19, 2000.

(3)The Lipper Managed Fund Indices track the total return of the largest open-end equity and fixed income mutual funds within specific Lipper categories. The categories are based on Lipper’s exclusive fund classification system. Lipper, a Reuters company with 30 years of funds analysis experience, is a global leader in supplying mutual fund information, analytical tools and commentary to the financial community. Returns shown reflect no deduction for sales load or taxes. The index return is shown from June 19, 2000.

(4) The Fund was previously advised by Willamette Asset Managers, Inc.

INTEGRITY TECHNOLOGY FUND CLASS A(4)

Average Annual Total Return for the period ended September 30, 2003

	Past Year	Since Inception (03/02/00)

Return before taxes	58.78%	-43.40%
Return before taxes with sales charge (5.75%)	49.65%	-44.33%

Return after taxes on
distributions(1)	49.66%	-44.33%

Return after taxes on
distributions and sale
of Fund shares(1)	32.28%	-31.77%

Nasdaq-100 Index(R) [2]	56.60%	-28.03%
Lipper Sci & Tech Fd3	56.30%	-29.67%

(1) The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)The Nasdaq-100 Index is a modified capitalization weighted index that contains 100 of the largest and most active non-financial domestic and international companies listed on The Nasdaq Stock Market based on market capitalization. Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from March 2, 2000.

(3)The Lipper Managed Fund Indices track the total return of the largest open-end equity and fixed income mutual funds within specific Lipper categories. The categories are based on Lipper’s exclusive fund classification system. Lipper, a Reuters company with 30 years of funds analysis experience, is a global leader in supplying mutual fund information, analytical tools and commentary to the financial community. Returns shown reflect no deduction for sales load or taxes. Index return is shown from March 2, 2000.

(4) The Fund was previously advised by Willamette Asset Managers, Inc.

INTEGRITY INCOME FUND CLASS N(3)

Average Annual Total Return for the period ended September 30, 2003

	Past Year	Past 5 Years	Past 10 Years	Since Inception (9/7/92)

Return before taxes	4.06%	5.11%	6.22%	5.94%

Return after taxes on
distributions(1)	2.68%	2.83%	5.06%	4.90%

Return after taxes on
distributions and sale
of Fund shares(1)	2.58%	2.90%	4.68%	4.52%

Lehman Brothers
Intermediate Gov’t/Corporate Index(2)	5.99%	6.69%	6.63%	6.83%

(1)  The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, after-tax returns may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

(2)  The Lehman Brothers Intermediate Government/Corporate Index is a diversified, unmanaged index of corporate and U. S. government bonds. Index return is shown from September 7, 1992.

(3) The Fund was previously advised by Canandaigua National Bank & Trust Company.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on a securities exchange are affected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges, these commissions are negotiated. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of each Fund on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Although commissions paid on every transaction will, in the judgment of the Adviser and each Sub-Adviser (collectively “Adviser” for purposes of this section), be reasonable in relation to the value of the brokerage services provided, under each Investment Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, an Adviser may cause a Fund to pay a commission to broker-dealers who provide brokerage and research services to the Adviser for effecting a securities transaction for a Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Adviser determines in good faith that the greater commission is reasonable relative to the value of the brokerage and the research and investment information services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Funds and to its other clients. Such research and investment information services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Research provided by brokers is used for the benefit of all of the clients of an Adviser and not solely or necessarily for the benefit of the Funds. The Adviser's investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by an Adviser as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fees that the Funds pay to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services.  To the extent a Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount, which cannot be presently determined. Such services would be useful and of value to the Advisers in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Advisers in carrying out its obligations to the Funds.

Certain investments may be appropriate for the Funds and also for other clients advised by the Advisers. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. To the extent possible, Fund transactions are traded separately from trades of other clients advised by the Advisers. Occasionally, a particular security may be bought or sold for one or more clients in different amounts. In such event, and to the extent permitted by applicable law and regulations, such transactions with respect to Integrity Money Management, Inc., will be allocated among the clients in a manner believed to be equitable to each. Ordinarily, such allocation will be made on the basis of the weighted average price of such transactions effected during a trading day.

Securities owned by the Funds may not be purchased from or sold to an Adviser or any affiliated person (as defined in the 1940 Act) of the Adviser except as may be permitted by the SEC and subject to the rules and regulations of the Comptroller of the Currency. Affiliated persons of the Adviser includes its parent corporation, Integrity Mutual Funds, Inc., each of their respective subsidiaries, and the officers and directors of any of such entities.

The aggregate amounts of brokerage commissions paid by the Equity Fund and Income Fund for the years ended December 31, 2003, December 31, 2002 and December 31, 2001 were $66,510, $66,510 and $162,471, respectively.

For the fiscal years ended March 31, 2001, 2002 and 2003, each of the Value Fund, Small Cap Growth Fund and Technology Fund paid brokerage commissions in the following amounts:

BROKERAGE COMMISSIONS

FYE 3/31

	2001	2002	2003
Value Fund	$17,190	$ 7,229	$ 7,017
Small Cap Growth Fund	17,642	36,088	37,809
Health Sciences Fund	28,142	38,077	30,051
Technology Fund	29,009	108,467	76,672

From September 22, 2003, to the year ended December 31, 2003, the Funds paid brokerage commissions in the following amounts:

BROKERAGE COMMISSIONS FYE 12/31
2003
Equity Fund	$ 6,203.36
Value Fund	9,243.75
Small Cap Growth Fund	44,419.85
Health Sciences Fund	12,295.00
Technology Fund	30,479.50
Income Fund	395.01

                The High Income Fund and Municipal Fund are new Funds, and, thus, did not pay brokerage commissions in the last three fiscal years.

The Funds are authorized to execute portfolio transactions through, and to pay commissions to broker-dealers affiliated with the Adviser, and broker-dealer affiliates of a Sub-Adviser, and to purchase securities in underwritings in which these broker-dealers are members of the underwriting syndicate (collectively, “Affiliated Brokers”). A Fund will not acquire portfolio securities issued by, or enter into repurchase agreements or reverse repurchase agreements with, the Adviser, a Sub-Adviser, the Distributor or their affiliates.

The following table lists the amount of brokerage commissions paid to an Affiliated Broker of the Health Sciences Fund while it was a series of The Willamette Funds during the last three fiscal years ended March 31:

FUND	BROKER	2001	2002	2003
Health Sciences Fund	Credit Suisse First Boston	$ 0	$ 945	$ 10,881

During the year ended March 31, 2003, commissions paid by Global Health Sciences Fund to Credit Suisse First Boston represented 35.67% of total commissions paid by the Fund or 46.90% of the aggregate dollar amount of transactions involving the payment of commissions.

None of the other Funds paid brokerage commissions brokers affiliated with Integrity Money Management, Inc. in any of the last three fiscal years.

TAX INFORMATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning each Fund and the purchase, ownership, and disposition of Fund shares.  This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances.  This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive.  Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of The Funds. Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Code.

To qualify to be taxed as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and any net tax-exempt interest income each taxable year.

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and net capital gains.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be treated as received by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Distributions. Dividends paid out of a Fund’s investment company taxable income generally will be taxable to a U.S. shareholder as ordinary income. A portion of each Fund’s income may consist of dividends paid by U.S. corporations and, accordingly, a portion of the dividends paid by a Fund to a corporate shareholder may be eligible for the corporate dividends-received deduction.  This deduction is subject to limitations, and the corporate alternative minimum tax may reduce its value.

Properly designated distributions of net long-term capital gains, if any, generally are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund’s shares, and are not eligible for the dividends-received deduction.

Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the particular Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

Distributions by a Fund reduce the net asset value of the Fund’s shares. Should a taxable distribution reduce the net asset value below a shareholder’s cost basis, the distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003, and on certain qualifying dividends on corporate stock.  The rate reductions do not apply to corporate taxpayers.  Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate.  A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate.  Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates.  Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.  Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements.  Foreign personal holding companies, foreign investment companies, and passive foreign investment company are not treated as “qualified foreign corporations.”

Foreign Taxes.  A Fund may be subject to certain taxes imposed by the countries in which it invests or operates.  If a Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, that Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund’s shareholders.  It is not likely that the Funds will be able to do so.  For any year for which a Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any.  No deduction for foreign taxes may be claimed by individuals who do not itemize deductions.  In any year in which it elects to “pass through” foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund’s taxable year of the amount of such taxes and the sources of its income.  Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”

Generally, a credit for foreign taxes paid or accrued is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income.  For this purpose, the source of the Fund’s income flows through to its shareholders.  With respect to the Fund, gains from the sale of securities may have to be treated as derived from U.S. sources and certain currency fluctuation gains, including Section 988 gains (defined below), may have to be treated as derived from U.S. sources.  The limitation of the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund.  Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund.  The foreign tax credit can be applied to offset no more than 90% of the alternative minimum tax imposed on corporations and individuals.

The foregoing is only a general description of the foreign tax credit.  Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

Discount Securities.Investments by a Fund in securities that are issued at a discount generally will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the “original issue discount”) each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which a Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. Generally, the gain realized on the disposition of any debt security acquired after April 30, 1993 having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security.

Options and Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option is added to the basis of the purchased security.

Any regulated futures contracts and certain options in which a Fund may invest are “section 1256 contracts”. Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked-to-market” (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

The tax treatment of options ETF’s is not clear.  The Funds intend to treat options to buy and sell ETF’s the value of which are determined indirectly by reference to a broad based security index, as section 1256 contracts.  As such, any gain or loss generally will be considered 60% long term and 40% short term capital gain.  If the Internal Revenue were to successfully challenge this treatment, among other things, some portion of capital gain distributions to shareholders might be taxable as ordinary income rather than as long-term capital gain.

Generally, the hedging transactions undertaken by a Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

Under the recently enacted tax law, certain hedging activities may cause a dividend, that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” to instead be taxed as the rate of tax applicable to ordinary income.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

The diversification requirements applicable to each Fund’s assets may limit the extent to which a Fund will be able to engage in transactions in options and other hedging transactions.

Constructive Sales.  Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract or forward contract transactions with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

Short Sales.  Unless certain constructive sales rules (discussed more fully above) apply, a Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which a Fund held the security used to close the short sale. In addition, a Fund’s holding period of any security, which is substantially identical to that which is sold short, may be reduced or eliminated as a result of the short sale. Recent legislation, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by a Fund, thereby requiring current recognition of gain, as described more fully above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

Foreign Currency Gains and Losses.  Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies.  A Fund may invest in shares of foreign corporations (including through ADRs) which may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.  Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market a Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Sale of Shares. Upon the redemption, exchange, sale, or other disposition of Fund shares, or upon receipt of a distribution in complete liquidation of a Fund, a shareholder generally will realize a taxable capital gain or loss which may be eligible for reduced capital gains tax rates, generally depending upon the shareholder’s holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

In some cases, Fund shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a “reinvestment right” received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

Backup Withholding.A Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all reportable payments, including dividends, capital gain distributions and redemptions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Foreign Shareholders. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.  Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

Other Taxation. The Integrity Funds is organized as a Delaware statutory trust and, under current law, neither The Integrity Funds nor any Fund is liable for any income or franchise tax in the State of Delaware, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code and to distribute all of its income and gains each year in accordance with various requirements.

Fund shareholders may be subject to additional state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation.

ORGANIZATION AND CAPITALIZATION

From its inception in 1992 until February 9, 1998, The Integrity Funds were organized as a Collective Investment Trust under New York Law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified individual accounts such as IRAs and retirement and pension trusts. On February 9, 1998, the Collective Investment Trust reorganized as a Delaware statutory trust. In connection with this reorganization, the name of the trust was changed from "Canandaigua National Collective Investment Fund for Qualified Trusts" to "The Canandaigua Funds." On March 3, 2003, the trust was renamed “The Integrity Funds”.

The Integrity Funds are authorized to issue an unlimited number of shares. The Trustees of The Integrity Funds are responsible for the overall management and supervision of its affairs. Each share represents an equal and proportionate interest in the Fund to which it relates with each other share in that Fund. Shares entitle their holders to one vote per share. Shares have noncumulative voting rights, do not have preemptive or subscription rights and are transferable. Pursuant to the 1940 Act, shareholders of each Fund are required to approve the adoption of any investment advisory agreement relating to such Fund and of any changes in fundamental investment restrictions or policies of such Fund. Shares of the Fund will be voted with respect to that Fund only, except for the election of Trustees and the ratification of independent accountants. The Trustees are empowered by The Integrity Funds' Declaration of Trust (the "Declaration of Trust") and Bylaws to create, without shareholder approval, additional series of shares and to classify and reclassify any new or existing series of shares into one or more classes.

Unless otherwise required by the 1940 Act or the Declaration of Trust, The Integrity Funds does not intend to hold annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of all outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares entitled to vote. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders.  However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

SHAREHOLDER AND TRUSTEE LIABILITY

The Integrity Funds is organized as a Delaware statutory trust, and, under Delaware law, the shareholders of such a trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that none of the Funds will be liable for the debts or obligations of any other Fund. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of The Integrity Funds. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by The Integrity Funds or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that The Integrity Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of The Integrity Funds and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

PRINCIPAL SHAREHOLDERS

To the best knowledge of the respective Funds, as of April 12, 2004, the following shareholder owned, of record or beneficially 5% or more of the shares outstanding of the Equity and Income Fund.

Integrity Equity Fund Class A:

Name	Address	Percent Ownership
Jerry J Szilagyi & Isobel L Szilagyi	5 Abbington Dr	19.71%
	Lloyd Harbor, NY 11743

Name	Address	Percent Ownership
RBC Dain Rauscher Custodian	204 Souris Drive	19.57%
Robert L. LaBonte	Minot, ND 58701

Name	Address	Percent Ownership
LPL Financial Services A/C	9785 Towne Centre Drive	18.68%
	San Diego, CA 92121-1968

Name	Address	Percent Ownership
First Clearing, LLC A/C	16 Morningside Dr	17.34%
Jill Wynn IRA FCC as Custodian	Greenwich, CT 06830-6740

Name	Address	Percent Ownership
NFSC FEBO #AFY 206709 NFS/FMTC	316 Costley Rd	8.32%
IRA FBO Douglas W Packer	Vestod, NY 13850

Name	Address	Percent Ownership
RBC Dain Rauscher Custodian	1508 16th St NW	8.18%
Valerie K Wells A/C# 1002-1342 IRA	Minot, ND 58703-3112

Name	Address	Percent Ownership
Mildred J. Johnson	PO Box 521	6.14%
	Lindsay, OK 73052

Integrity Income Fund Class A:

Name	Address	Percent Ownership
Pershing LLC	BO Box 2052	86.83%
	Jersey City, NJ 07303-9998

Name	Address	Percent Ownership
Pershing LLC	BO Box 2052	12.27%
	Jersey City, NJ 07303-9998

Integrity Equity Fund Class N:

Name	Address	Percent Ownership
Canandaigua Select Equity Fund	72 S Main St.	92.34%
	Canandaigua, NY 14424-1905

Integrity Income Fund Class N:

Name	Address	Percent Ownership
Canandaigua Select Fixed Income Fund	72 S Main St.	91.69%
	Canandaigua, NY 14424-1905

As of April 12, 2004, no person owned of record or was known by the Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund to own of record or beneficially 5% or more of the Value, Small Cap Growth, Health Sciences and Technology Fund’s outstanding shares.  In addition, as of April 12, 2004, the officers and directors (including family members) of the Fund, in the aggregate, own less than 1% of the shares of the Fund.

INDEPENDENT ACCOUNTANTS

The Funds’ independent public accountant is Brady Martz & Associates, P.C., 24 West Central Avenue, Minot, North Dakota 58701.  Shareholders will receive annual financial statements, together with a report of independent auditors, and semiannual unaudited financial statements of the Funds.  The independent auditors will report on the Funds’ annual financial statements, review certain regulatory reports and the Funds’ income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds.

FINANCIAL STATEMENTS

The financial statements of the Equity Fund and the Income Fund appearing in the annual and semi-annual reports to shareholders of The Canandaigua Funds for the periods ended December 31, 2003 and June 30, 2003, respectively, are incorporated herein by reference.  The financial statements for the Value Fund, Small Cap Growth Fund, Health Sciences Fund, and Technology Fund for the period ended March 31, 2004, audited by Ernst & Young LLP, appear in the annual report to shareholders of The Willamette Funds and are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statement of changes in net assets, financial highlights, notes and independent auditors' reports.

Appendix—Description of Commercial Paper and Bond Ratings

Description of Moody’s Investors Service, Inc. (“Moody’s”), Short-Term Debt Ratings

Prime-1.  Issuers (or supporting institutions) rated Prime-1 (“P-1”) have a superior ability for repayment of senior short-term debt obligations.  P-1 repayment ability will often be evidenced by many of the following characteristics:  leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers (or supporting institutions) rated Prime-2 (“P-2”) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Description of Standard & Poor’s Ratings Group (“Standard & Poor’s”), Commercial Paper Ratings

A.  Issues assigned this highest rating are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.  A-1.  This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.  A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high for issues designated A-1.

Description of Moody’s Long-Term Debt Ratings

Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa.  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds, because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities; A.  Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future; Baa.  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba.  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class; B.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa.  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca.  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings; C.  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note:  Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Description of Standard & Poor’s Corporate Debt Ratings

AAA.  Debt rated AAA has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong; AA.  Debt Rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree; A.  Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB.  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB, B, CCC, CC, C.  Debt Rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions; BB.  Debt rated BB has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure of adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating; B.  Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating; CCC.  Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating; CC.  The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating; C.  The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued; CI.  The rating CI is reserved for income bonds on which no interest is being paid; D.  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PART C

OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)	Declaration of Trust dated October 31, 1997. 1
(b)	By-Laws of Registrant.1
(c)	Not applicable
(d)(1)(a)	Investment Advisory Agreement between Registrant and Integrity Money Management (“Integrity”) on behalf of the Integrity Equity Fund.4
(d)(1)(b)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity Income Fund.4
(d)(1)(c)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity Value Fund.4
(d)(1)(d)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity Small Cap Growth Fund.4
(d)(1)(e)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity Health Sciences Fund.4
(d)(1)(f)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity Technology Fund.4
(d)(1)(g)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity High Income Fund.5
(d)(1)(h)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity Municipal Fund.5
(d)(2)(a)	Sub-Investment Advisory Agreement between Ancora Advisers, LLC and Integrity on behalf of the Integrity Equity Fund and the Integrity Income Fund.3
(d)(2)(b)	Sub-Investment Advisory Agreement between SMH Capital Advisors, Inc. and Integrity on behalf of the Integrity High Income Fund.5
(e)(1)(a)	Distribution and Services Agreement between Registrant and Integrity Fund Distributors, Inc. (“IFD”) on behalf of the Integrity Equity Fund.4
(e)(1)(b)	Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity Income Fund.4
(e)(1)(c)	Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity Value Fund.4
(e)(1)(d)	Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity Small Cap Growth Fund.4
(e)(1)(e)	Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity Health Sciences Fund.4
(e)(1)(f)	Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity Technology Fund.4
(e)(1)(g)	Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity High Income Fund.5
(e)(1)(h)	Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity Municipal Fund.5
Not applicable.
(g)	Custodian Agreement between Registrant and Wells Fargo Bank Minnesota, NA, Institutional Trust & Custody on behalf of all Series.3
(h)(1)	Transfer Agency Agreement between Registrant and Integrity Fund Services, Inc. on behalf of all Series.4
(h)(2)	Administration and Accounting Services Agreement between Registrant and Integrity Fund Services, Inc. on behalf of all Series.4
(i)	Opinion and Consent of Counsel.5
(j)(1)	Consent of Eldredge, Fox & Porretti, LLP.3
(j)(2)	Consent of Ernst & Young LLP.[4]
(j)(3)	Consent of Eldredge, Fox & Porretti, LLP.[4]
(j)(4)	Consent of Brady, Martz & Assoc. LLP.5
(k)	Omitted Financial Statements.2
(l)	Not applicable
(m)(1)(a)	Shareholder Services Plan for the Integrity Equity Fund.5
(m)(1)(b)	Shareholder Services Plan for the Integrity Income Fund.5
(m)(1)(c)	Shareholder Services Plan for the Integrity Value Fund.5
(m)(1)(d)	Shareholder Services Plan for the Integrity Small Cap Growth Fund.5
(m)(1)(e)	Shareholder Services Plan for the Integrity Health Sciences Fund.5
(m)(1)(f)	Shareholder Services Plan for the Integrity Technology Fund.5
(m)(1)(g)	Shareholder Services Plan for the Integrity High Income Fund.5
(m)(1)(h)	Shareholder Services Plan for the Integrity Municipal Fund.5
(m)(2)(a)	Form of Dealer Agreement.[4]
(n)(1)(a)	Rule 18f-3 Plan for the Integrity Equity Fund.5
(n)(1)(b)	Rule 18f-3 Plan for the Integrity Income Fund.5
(n)(1)(c)	Rule 18f-3 Plan for the the Integrity Value Fund.5
(n)(1)(d)	Rule 18f-3 Plan for the the Integrity Small Cap Growth Fund.5
(n)(1)(e)	Rule 18f-3 Plan for the the Integrity Health Sciences Fund.5
(n)(1)(f)	Rule 18f-3 Plan for the the Integrity Technology Fund.5
(n)(1)(g)	Rule 18f-3 Plan for the the Integrity High Income Fund.5
(n)(1)(h)	Rule 18f-3 Plan for the the Integrity Municipal Fund.5
(p)(1)	Code of Ethics.3

________________________

1  Previously filed with and incorporated by reference to Post-Effective Amendment No. 6 filed on December 8, 1997.

2  Previously filed with and incorporated by reference to Post-effective Amendment No. 9 filed on May 2, 2000.

3  Previously filed with and incorporated by reference to Post-effective Amendment No. 16 filed on May 23, 2003.

4  Previously filed with and incorporated by reference to Post-effective Amendment No. 21 filed on September 5, 2003.

5  File herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None

ITEM 25.  INDEMNIFICATION.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Declaration of Trust provides with regard to indemnification that:

A. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Trust) by reason of the fact that he/she is or was a Trustee, employee or officer of the Trust or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him/her in connection with such action, suit or proceeding if he/she acted in good faith and in a manner he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, or, with respect to any criminal action or proceedings, that he/she had reasonable cause to believe that his/her conduct was unlawful.

B. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that he/she is or was a Trustee, employee or officer of the Trust or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him/her in connection with the defense or settlement of such action or suit if he/she acted in good faith and in a manner he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, EXCEPT, however, that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his/her duty to the Trust unless and only to the extent that an appropriate court shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

C. To the extent that a Trustee, employee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections A or B above in defense of any claim, issue or matter therein, he/she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him/her in connection therewith.

D. Except as provided in subsection C above, any indemnification under subsection A or B of this Section (unless ordered by a court) shall be made by the Trust only as permitted under any applicable provisions of Title I of the Employee Retirement Income Security Act of 1974, as amended, and as authorized in the specific case upon a determination that indemnification of a Trustee, employee or officer is proper in the circumstances because he/she has met the applicable standard of conduct set forth in subsection A, B or H. Such determination shall be made (1) by the Trustees by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or, even if such a quorum is obtainable and such quorum so directs, by independent legal counsel in a written opinion.

E. Expenses (including attorneys' fees) incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding as authorized by the Trustees upon receipt of an undertaking by or on behalf of the Trustee, employee or officer to repay such amount unless it shall ultimately be determined that he/she is entitled to be indemnified by the Trust as authorized in this Section; provided that such an undertaking must be secured by a surety bond or other suitable insurance.

F. The indemnification provided by this Section shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any rule, agreement, vote of the Shareholders or disinterested Trustees or otherwise, both as to actions in his/her official capacity and as to actions in any capacity while holding such office, and shall continue as to a person who has ceased to be a Trustee, employee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

G. The Trust may purchase and maintain insurance on behalf of any person who is or was a Trustee, employee or officer of the Trust, or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise against any liability asserted against him/her and incurred by him/her in any such capacity, or arising out of his/her status as such; provided, however, that the Trust shall not purchase or maintain any such insurance in contravention of any applicable provision of Title I of the Employee Retirement Income Security Act of 1974, as amended.

H. Anything to the contrary in the foregoing subsections A through G notwithstanding, no Trustee, employee or officer of the Trust shall be indemnified against any liability to the Trust or the Shareholders to which he/she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his/her office, and no Trustee, employee or officer of the Trust shall be indemnified in any other case in which the 1940 Act would restrict or prohibit such indemnification.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

The business of  Integrity Money Management, Inc. (formerly known as ND Money Management, Inc.) is summarized under "Management of The Funds - Investment Adviser" in the Statement of Additional Information constituting Part B of this Registration Statement, which summary is incorporated herein by reference.

The information required by this item 26 with respect to each director, officer or partner of the Registrant’s adviser, Integrity Money Management, Inc., is incorporated by reference to Form ADV filed by Integrity Money Management, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801- 51540 ).

The information required by this item 26 with respect to each director, officer or partner of the Registrant's sub-adviser, Ancora Advisers, LLC, is incorporated by reference to Form ADV filed by Ancora Advisers, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-61770).

The information required by this item 26 with respect to each director, officer or partner of the Registrant's sub-adviser, SMH Capital Advisors, Inc., is incorporated by reference to Form ADV filed by SMH Capital Advisors, Inc., with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-54089 ).

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a)  The principal underwriter of the Turst's shares, Integrity Funds Distributor, Inc. (formerly known as Ranson Captial Corporation), currently acts as a principal underwriter, depositor or investment adviser for the following other investment companies:

Integrity Managed Portfolios (formerly known as Ranson Managed Portfolios)

Integrity Funds Distributor, Inc., is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.

(b) Information with respect to each officer and director of Integrity Funds Distributor, Inc. is incorporated by reference to Schedule A of Form BD filed by it under The Securities and Exchange Act of 1934 (File No. 8- 042561).

(c)           Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the Registrant or Integrity Funds Distributor, Inc., each of which is located at 1 North Main, Minot, North Dakota 58703, and Ancora Advisers, LLC, 2000 Auburn Drive, Suite 430, Beachwood, Ohio 44122, the sub-adviser to the Integrity Equity Fund and Integrity Income Fund, and SMH Capital Advisors, Inc., 600 Travis, Houston, Texas 77002, the sub-adviser to the Integrity High Income Fund. Records relating to the duties of the Registrant's custodian are maintained by Wells Fargo Bank, Minnesota, NA., 801 Nicollet Mall, Suite 700, Minneapolis, MN.

ITEM 29.  MANAGEMENT SERVICES.

The former investment adviser was Canandaigua National Bank and Trust Company (“CNB”), located at 72 South Main Street, Canandaigua, NY 13324.  CNB is a commercial bank offering a wide range of banking services to its customers in the Canandaigua and Rochester, New York area since 1887. Under its Investment Management Agreement with the Funds, CNB managed the investment of the assets of each Fund in conformity with the stated objectives and strategies of that Fund. It was CNB’s  responsibility to make investment decisions for each of the Funds and to provide continuous supervision of their investment portfolios. In doing so, CNB placed orders to purchase and sell securities on behalf of each Fund and selected broker-dealers that, in its  judgment, provided prompt and reliable execution at favorable prices and reasonable commission rates. CNB provided these services principally through the portfolio managers, who were members of its Investment and Trust Departments.

The Funds paid CNB a management fee computed daily and paid monthly at the annual rate of 1.00% of the value of the average daily net assets of each Fund. From 1994 through June 1997, the Board of Trustees had approved a reduction of the fee for The Bond Fund to 0.50%, which was further reduced to 0.00% in August 1997.

ITEM 30.  UNDERTAKINGS.

Registrant undertakes to furnish each person, to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof, to which the prospectus relates upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 23 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minot and the State of North Dakota on the 27th day of April, 2004.

THE INTEGRITY FUNDS
By /s/ Robert E. Walstad
Robert E. Walstad
Trustee, and President

Pursuant to the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

/s/ Lynn W. Aas	April 27, 2004
Lynn W. Aas Trustee

/s/ Orlin W. Backes	April 27, 2004
Orlin W. Backes Trustee

/s/ R. James Maxson	April 27, 2004
R. James Maxson Trustee

/s/ Robert E. Walstad	April 27, 2004
Robert E. Walstad, Trustee, Chairman

Exhibits

(d)(1)(g)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity High Income Fund.
(d)(1)(h)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity Municipal Fund.
(d)(2)(b)	Sub-Investment Advisory Agreement between SMH Capital Advisors, Inc. and Integrity on behalf of the Integrity High Income Fund.
(e)(1)(g)	Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity High Income Fund.
(e)(1)(h)	Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity Municipal Fund.
(i)	Opinion and Consent of Counsel
(j)(4)	Consent of Brady, Martz & Assoc. LLP
(m)(1)(a)	Shareholder Services Plan for the Integrity Equity Fund.
(m)(1)(b)	Shareholder Services Plan for the Integrity Income Fund.
(m)(1)(c)	Shareholder Services Plan for the Integrity Value Fund.
(m)(1)(d)	Shareholder Services Plan for the Integrity Small Cap Growth Fund.
(m)(1)(e)	Shareholder Services Plan for the Integrity Health Sciences Fund.
(m)(1)(f)	Shareholder Services Plan for the Integrity Technology Fund.
(m)(1)(g)	Shareholder Services Plan for the Integrity High Income Fund.
(m)(1)(h)	Shareholder Services Plan for the Integrity Municipal Fund.
(n)(1)(a)	Rule 18f-3 Plan for the Integrity Equity Fund
(n)(1)(b)	Rule 18f-3 Plan for the Integrity Income Fund
(n)(1)(c)	Rule 18f-3 Plan for the the Integrity Value Fund
(n)(1)(d)	Rule 18f-3 Plan for the the Integrity Small Cap Growth Fund
(n)(1)(e)	Rule 18f-3 Plan for the the Integrity Health Sciences Fund
(n)(1)(f)	Rule 18f-3 Plan for the the Integrity Technology Fund
(n)(1)(g)	Rule 18f-3 Plan for the the Integrity High Income Fund
(n)(1)(h)	Rule 18f-3 Plan for the the Integrity Municipal Fund